UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSRS
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    --------


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2009

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2008

ITEM 1.    REPORTS TO STOCKHOLDERS.


(SEI LOGO) New ways.
           New answers.(R)

SEI Asset Allocation Trust

Semi-Annual Report as of September 30, 2008

Diversified Conservative Income Fund
Diversified Conservative Fund
Diversified Global Moderate Growth Fund
Diversified Moderate Growth Fund
Diversified Global Growth Fund
Diversified Global Stock Fund
Diversified U.S. Stock Fund
Defensive Strategy Fund
Defensive Strategy Allocation Fund
Conservative Strategy Fund
Conservative Strategy Allocation Fund
Moderate Strategy Fund
Moderate Strategy Allocation Fund
Aggressive Strategy Fund
Tax-Managed Aggressive Strategy Fund
Core Market Strategy Fund
Core Market Strategy Allocation Fund
Market Growth Strategy Fund
Market Growth Strategy Allocation Fund

TABLE OF CONTENTS

Schedules of Investments                                                       1
Statements of Assets and Liabilities                                          20
Statements of Operations                                                      26
Statements of Changes in Net Assets                                           32
Financial Highlights                                                          38
Notes to Financial Statements                                                 45
Disclosure of Fund Expenses                                                   55
Supplemental Financial Information:
Financial Statements of SIMT Large Cap Diversified Alpha Fund                 57

The Trust files its complete schedule of investments of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-Q within sixty days after period end. The Trust's Form N-Q is available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1 800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Income Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Fixed Income Fund   54.1%
Equity Funds        25.9%
Money Market Fund   20.0%

+    Percentages based on total investments.

                                                       Market Value
Description                                 Shares    ($ Thousands)
---------------------------------------   ---------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

FIXED INCOME FUND -- 54.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A*                            2,727,442   $      25,556
                                                      -------------
Total Fixed Income Fund
   (Cost $28,220) ($ Thousands)                              25,556
                                                      -------------
EQUITY FUNDS -- 25.9%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                             1,302,378          10,719
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A         36,647             512
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A          31,570             486
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                          70,847             512
                                                      -------------
Total Equity Funds
   (Cost $14,558) ($ Thousands)                              12,229
                                                      -------------
MONEY MARKET FUND -- 20.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 1.87% (A)                  9,446,175           9,446
                                                      -------------
Total Money Market Fund
   (Cost $9,446) ($ Thousands)                                9,446
                                                      -------------
Total Investments -- 99.9%
   (Cost $52,224) ($ Thousands)                       $      47,231
                                                      =============

Percentages are based on Net Assets of $47,270 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     SEI ASSET ALLOCATION TRUST / SEMI-ANNUAL REPORT / SEPTEMBER 30, 2008 1

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Conservative Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Fixed Income Fund   57.8%
Equity Funds        41.1%
Money Market Fund    1.1%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.6%

FIXED INCOME FUND -- 58.2%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A*                                       3,580,167   $        33,546
                                                                 ---------------
Total Fixed Income Fund
   (Cost $36,998) ($ Thousands)                                           33,546
                                                                 ---------------
EQUITY FUND -- 41.3%
   SEI Institutional International Trust
      International Equity Fund, Class A               528,006             4,673
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        2,040,304            16,792
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                    57,559               805
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                     49,474               761
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          111,250               804
                                                                 ---------------
Total Equity Funds
   (Cost $27,759) ($ Thousands)                                           23,835
                                                                 ---------------
MONEY MARKET FUND -- 1.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 1.87%(A)                                609,111               609
                                                                 ---------------
Total Money Market Fund
   (Cost $609) ($ Thousands)                                                 609
                                                                 ---------------
Total Investments -- 100.6%
   (Cost $65,366) ($ Thousands)                                  $        57,990
                                                                 ===============

Percentages are based on Net Assets of $57,658 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     2 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Diversified Global Moderate Growth Fund
September 30, 2008

SECTOR WEIGHTINGS+:

                               (PERFORMANCE GRAPH)

Equity Funds         61.4%
Fixed Income Funds   38.1%
Money Market Fund     0.5%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 61.3%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                          140,245   $         1,603
   SEI Institutional International Trust
      International Equity Fund, Class A             2,442,107            21,612
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        7,589,285            62,460
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   213,693             2,987
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    183,920             2,829
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          413,116             2,987
                                                                 ---------------
Total Equity Funds
   (Cost $112,228) ($ Thousands)                                          94,478
                                                                 ---------------
FIXED INCOME FUNDS -- 38.0%
   SEI Institutional Managed Trust
       Core Fixed Income Fund, Class A               4,968,125            46,551
   SEI Institutional International Trust
       Emerging Markets Debt Fund,
       Class A                                         639,867             6,034
   SEI Institutional Managed Trust
       High Yield Bond Fund, Class A                   915,481             6,061
                                                                 ---------------
   Total Fixed Income Funds
       (Cost $66,057) ($ Thousands)                                       58,646
                                                                 ---------------
MONEY MARKET FUND -- 0.4%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87% (A)                                        672,862               673
                                                                 ---------------
Total Money Market Fund
   (Cost $673) ($ Thousands)                                                 673
                                                                 ---------------
Total Investments -- 99.7%
   (Cost $178,958) ($ Thousands)                                 $       153,797
                                                                 ===============

Percentages are based on Net Assets of $154,219 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 3

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Moderate Growth Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds        61.2%
Fixed Income Fund   38.0%
Money Market Fund    0.8%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 106.4%

EQUITY FUNDS -- 65.1%
   SEI Institutional International Trust
      International Equity Fund, Class A             1,631,565   $        14,439
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        6,308,089            51,916
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   177,891             2,487
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    152,899             2,352
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          343,903             2,486
                                                                 ---------------
Total Equity Funds
   (Cost $86,394) ($ Thousands)                                           73,680
                                                                 ---------------
FIXED INCOME FUND -- 40.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                        4,872,529            45,655
                                                                 ---------------
Total Fixed Income Fund
   (Cost $50,673) ($ Thousands)                                           45,655
                                                                 ---------------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87% (A)                                      1,002,007             1,002
                                                                 ---------------
Total Money Market Fund
   (Cost $1,002) ($ Thousands)                                             1,002
                                                                 ---------------
Total Investments -- 106.4%
   (Cost $138,069) ($ Thousands)                                 $       120,337
                                                                 ===============

Percentages are based on Net Assets of $113,115 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     4 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Diversified Global Growth Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds         80.7%
Fixed Income Funds   18.3%
Money Market Fund     1.0%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.6%

EQUITY FUNDS -- 81.2%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                          311,910   $         3,565
   SEI Institutional International Trust
      International Equity Fund, Class A             3,489,914            30,886
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                      11,249,654            92,584
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   317,150             4,434
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    273,342             4,204
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          613,021             4,432
                                                                 ---------------
Total Equity Funds
   (Cost $166,788) ($ Thousands)                                         140,105
                                                                 ---------------
FIXED INCOME FUNDS -- 18.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                2,670,993            25,027
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                          355,498             3,353
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    508,643             3,367
                                                                 ---------------
Total Fixed Income Funds
   (Cost $35,752) ($ Thousands)                                           31,747
                                                                 ---------------

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 1.87% (A)                             1,793,133   $         1,793
                                                                 ---------------
Total Money Market Fund
   (Cost $1,793) ($ Thousands)                                             1,793
                                                                 ---------------
Total Investments -- 100.6%
   (Cost $204,333) ($ Thousands)                                 $       173,645
                                                                 ===============

Percentages are based on Net Assets of $172,662 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund represents greater than 75% of the total investments of certain other funds included in this Semi-Annual report, the Annual Report as of September 30, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 5

SCHEDULE OF INVESTMENTS (Unaudited)

Diversified Global Stock Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds        99.0%
Money Market Fund    1.0%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

EQUITY FUNDS -- 99.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A            149,291   $         1,707
   SEI Institutional International Trust
      International Equity Fund, Class A             2,132,930            18,877
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                       6,639,166            54,640
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   187,430             2,620
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    160,882             2,474
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          362,314             2,620
                                                                 ---------------
Total Equity Funds
   (Cost $101,462) ($ Thousands)                                          82,938
                                                                 ---------------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87% (A)                                        837,463               837
                                                                 ---------------
Total Money Market Fund
   (Cost $837) ($ Thousands)                                                 837
                                                                 ---------------
Total Investments -- 100.5%
   (Cost $102,299) ($ Thousands)                                 $        83,775
                                                                 ===============

Percentages are based on Net Assets of $83,371 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Since the investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund represents greater than 75% of the total investments of certain other funds included in this Semi-Annual report, the Annual Report as of September 30, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included at the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     6 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Diversified U.S. Stock Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds        99.1%
Money Market Fund    0.9%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUND-- 99.1%
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A*                                       5,377,961   $        44,261
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   151,691             2,121
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    130,320             2,004
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          293,185             2,120
                                                                 ---------------
Total Equity Funds
   (Cost $61,242) ($ Thousands)                                           50,506
                                                                 ---------------
MONEY MARKET FUND -- 0.9%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87% (A)                                        434,365               434
                                                                 ---------------
Total Money Market Fund
   (Cost $434) ($ Thousands)                                                 434
                                                                 ---------------
Total Investments -- 100.0%
   (Cost $61,676) ($ Thousands)                                  $        50,940
                                                                 ===============

Percentages are based on Net Assets of $50,944 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 75% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. Due to the Funds investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Alpha being greater than 75%, the Semi-Annual Report as of March 31, 2008 for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund is included in the back of these financial statements. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 7

SCHEDULE OF INVESTMENTS (Unaudited)

Defensive Strategy Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Fixed Income Funds   28.9%
Equity Funds          5.0%
Money Market Fund    66.1%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS-- 100.3%

FIXED INCOME FUNDS -- 28.9%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                  537,269   $         5,034
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                    519,283             4,269
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    672,277             4,450
                                                                 ---------------
Total Fixed Income Funds
   (Cost $15,941) ($ Thousands)                                           13,753
                                                                 ---------------
EQUITY FUNDS -- 5.1%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                           43,500               394
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                         28,503               392
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A            143,126             1,610
                                                                 ---------------
Total Equity Funds
   (Cost $2,172) ($ Thousands)                                             2,396
                                                                 ---------------
MONEY MARKET FUND --66.3%
   SEI Liquid Asset Trust Prime Obligation
      Fund, Class A, 1.87%* (A)                     31,533,966            31,534
                                                                 ---------------
Total Money Market Fund
   (Cost $31,534) ($ Thousands)                                           31,534
                                                                 ---------------
Total Investments -- 100.3%
   (Cost $49,647) ($ Thousands)                                  $        47,683
                                                                 ===============

Percentages are based on Net Assets of $47,557 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Liquid Asset Trust Prime Obligation Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Liquid Asset Trust Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income. For further financial information, available upon request at no charge, on the SEI Liquid Asset Trust Prime Obligation Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     8 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Defensive Strategy Allocation Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds        61.0%
Fixed Income Fund   39.0%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.2%

EQUITY FUNDS -- 61.2%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                        249,822   $         3,430
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A            594,628             6,690
                                                                 ---------------
Total Equity Funds
   (Cost $10,019) ($ Thousands)                                           10,120
                                                                 ---------------
FIXED INCOME FUND -- 39.0%
   SEI Institutional Managed Trust High
      Yield Bond Fund, Class A                         975,675             6,459
                                                                 ---------------
Total Fixed Income Fund
   (Cost $8,087) ($ Thousands)                                             6,459
                                                                 ---------------
Total Investments -- 100.2%
   (Cost $18,106) ($ Thousands)                                  $        16,579
                                                                 ===============

Percentages are based on Net Assets of $16,542 ($ Thousands).

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 9

SCHEDULE OF INVESTMENTS (Unaudited)

Conservative Strategy Fund
September 30, 2008

SECTOR WEIGHTINGS+:

                               (PERFORMANCE GRAPH)

Fixed Income Funds   64.8%
Equity Funds         34.7%
Money Market Fund     0.5%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.8%

FIXED INCOME FUNDS -- 65.4%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                1,382,885   $        12,958
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                  2,437,015            20,032
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  3,037,019            20,105
   SEI Daily Income Trust
      Ultra Short Bond Fund, Class A                 3,817,522            34,930
                                                                 ---------------
Total Fixed Income Funds
   (Cost $98,663) ($ Thousands)                                           88,025
                                                                 ---------------
EQUITY FUNDS -- 34.9%
   SEI Institutional Managed Trust
       Global Managed Volatility Fund,
       Class A                                       1,518,771            13,760
   SEI Institutional Managed Trust
       Real Estate Fund, Class A                       617,456             8,478
   SEI Institutional Managed Trust
       U.S. Managed Volatility Fund,
       Class A                                       2,205,882            24,816
                                                                 ---------------
Total Equity Funds
  (Cost $47,118) ($ Thousands)                                            47,054
                                                                 ---------------
MONEY MARKET FUND -- 0.5%
  SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 1.87% (A)                               671,016               671
                                                                 ---------------
Total Money Market Fund
  (Cost $671) ($ Thousands)                                                  671
                                                                 ---------------
Total Investments -- 100.8%
  (Cost $146,452) ($ Thousands)                                  $       135,750
                                                                 ===============

Percentages are based on Net Assets of $134,621 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     10 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Conservative Strategy Allocation Fund

September 30, 2008


SECTOR WEIGHTINGS+:

                               (PERFORMANCE GRAPH)

Fixed Income Fund    67.8%
Equity Funds         31.9%
Money Market Fund     0.3%

+    Percentages based on total investments.

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 67.8%
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                        585,154   $         8,034
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                        1,424,403            16,025
                                                                 ---------------
Total Equity Funds
   (Cost $22,665) ($ Thousands)                                           24,059
                                                                 ---------------
FIXED INCOME FUND -- 31.9%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  1,711,827            11,332
                                                                 ---------------
Total Fixed Income Fund
   (Cost $14,504) ($ Thousands)                                           11,332
                                                                 ---------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
   Prime Obligation Fund,
      Class A, 1.87% (A)                                88,000                88
                                                                 ---------------
Total Money Market Fund
   (Cost $88) ($ Thousands)                                                   88
                                                                 ---------------
Total Investments -- 99.9%
   (Cost $37,257) ($ Thousands)                                  $        35,479
                                                                 ===============

Percentages are based on Net Assets of $35,519 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 11

SCHEDULE OF INVESTMENTS (Unaudited)

Moderate Strategy Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                               (PERFORMANCE GRAPH)

Fixed Income Funds   52.9%
Equity Funds         47.1%

+    Percentages based on total investments.

                                                                   Market Value
Description                                        Shares         ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.2%

FIXED INCOME FUNDS -- 53.0%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                8,382,952   $        78,548
   SEI Institutional Managed Trust
      Enhanced Income Fund, Class A                  9,237,359            75,931
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  9,090,840            60,182
                                                                 ---------------
Total Fixed Income Funds
   (Cost $250,864) ($ Thousands)                                         214,661
                                                                 ---------------
EQUITY FUNDS -- 47.2%
   SEI Institutional Managed Trust
      Global Managed Volatility Fund,
      Class A                                        6,820,334            61,792
   SEI Institutional Managed Trust
      Large Cap Growth Fund, Class A                 1,146,825            21,090
   SEI Institutional Managed Trust
      Large Cap Value Fund, Class A                  1,340,584            21,168
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                      1,849,232            25,390
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund,
      Class A                                        5,503,448            61,914
                                                                 ---------------
Total Equity Funds
   (Cost $199,856) ($ Thousands)                                         191,354
                                                                 ---------------
Total Investments -- 100.2%
   (Cost $450,720) ($ Thousands)                                 $       406,015
                                                                 ===============

Percentages are based on Net Assets of $405,196 ($ Thousands).

The accompanying notes are an integral part of the financial statements.


     12 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Moderate Strategy Allocation Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds        82.4%
Fixed Income Fund   17.2%
Money Market Fund    0.4%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

EQUITY FUNDS -- 82.8%
   SEI Institutional International Trust
      International Equity Fund, Class A               980,457   $         8,677
   SEI Institutional Managed Trust
      Real Estate Fund, Class A                        655,107             8,994
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A            1,625,245            18,008
   SEI Institutional Managed Trust
      U.S. Managed Volatility Fund, Class A          3,983,492            44,814
                                                                 ---------------
Total Equity Funds
   (Cost $80,999) ($ Thousands)                                           80,493
                                                                 ---------------
FIXED INCOME FUND -- 17.3%
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  2,537,453            16,798
                                                                 ---------------
Total Fixed Income Fund
   (Cost $21,419) ($ Thousands)                                           16,798
                                                                 ---------------
MONEY MARKET FUND -- 0.4%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87% (A)                                        426,738               427
                                                                 ---------------
Total Money Market Fund
   (Cost $427) ($ Thousands)                                                 427
                                                                 ---------------
Total Investments -- 100.5%
   (Cost $102,845) ($ Thousands)                                 $        97,718
                                                                 ===============

Percentages are based on Net Assets of $97,248 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 13

SCHEDULE OF INVESTMENTS (Unaudited)

Aggressive Strategy Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds         80.3%
Fixed Income Funds   19.3%
Money Market Fund     0.4%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

EQUITY FUNDS -- 80.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A            652,070   $         7,453
   SEI Institutional International Trust
      International Equity Fund, Class A             7,295,969            64,569
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                       21,390,406           176,043
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                 1,040,053            14,540
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    952,095            14,643
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                        2,010,425            14,536
                                                                 ---------------
Total Equity Funds
   (Cost $370,776) ($ Thousands)                                         291,784
                                                                 ---------------
FIXED INCOME FUNDS --19.4%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A            3,716,010            35,042
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                  5,317,420            35,201
                                                                 ---------------
Total Fixed Income Funds
   (Cost $84,321) ($ Thousands)                                           70,243
                                                                 ---------------
MONEY MARKET FUND -- 0.4%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87%(A)                                       1,467,655             1,468
                                                                 ---------------
Total Money Market Fund
   (Cost $1,468) ($ Thousands)                                             1,468
                                                                 ---------------
Total Investments -- 100.5%
   (Cost $456,565) ($ Thousands)                                 $       363,495
                                                                 ===============

Percentages are based on Net Assets of $361,786 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     14 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Tax-Managed Aggressive Strategy Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds         88.6%
Fixed Income Funds   11.2%
Money Market Fund     0.2%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 88.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A            121,170   $         1,385
   SEI Institutional International Trust
      International Equity Fund, Class A             1,204,544            10,660
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund, Class A*           3,497,447            38,752
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund, Class A              937,909             9,529
                                                                 ---------------
Total Equity Funds
   (Cost $66,109) ($ Thousands)                                           60,326
                                                                 ---------------
FIXED INCOME FUNDS -- 11.3%
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A              413,985             3,904
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    567,862             3,760
                                                                 ---------------
Total Fixed Income Funds
   (Cost $9,206) ($ Thousands)                                             7,664
                                                                 ---------------
MONEY MARKET FUND -- 0.2%
   SEI Liquid Asset Trust
      Prime Obligation Fund, Class A,
      1.87% (A)                                        132,422               132
                                                                 ---------------
Total Money Market Fund
   (Cost $132) ($ Thousands)                                                 132
                                                                 ---------------
Total Investments -- 100.0%
   (Cost $75,447) ($ Thousands)                                  $        68,122
                                                                 ===============

Percentages are based on Net Assets of $68,143 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 15

SCHEDULE OF INVESTMENTS (Unaudited)

Core Market Strategy Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Fixed Income Funds   58.8%
Equity Funds         41.2%

+    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
AFFILIATED INVESTMENT FUNDS -- 100.8%

FIXED INCOME FUNDS -- 59.3%
   SEI Institutional Managed Trust
      Core Fixed Income Fund, Class A                4,330,077   $        40,573
   SEI Institutional International Trust
      Emerging Markets Debt Fund, Class A              434,297             4,095
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A                    621,417             4,114
                                                                 ---------------
Total Fixed Income Funds
      (Cost $53,550) ($ Thousands)                                        48,782
                                                                 ---------------
EQUITY FUNDS -- 41.5%
   SEI Institutional International Trust
      Emerging Markets Equity Fund, Class A             76,052               869
   SEI Institutional International Trust
      International Equity Fund, Class A               852,017             7,541
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                        2,508,729            20,647
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A                   121,407             1,697
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A                    110,865             1,705
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha Fund,
      Class A                                          234,690             1,697
                                                                 ---------------
Total Equity Funds
   (Cost $41,560) ($ Thousands)                                           34,156
                                                                 ---------------
Total Investments -- 100.8%
   (Cost $95,110) ($ Thousands)                                  $        82,938
                                                                 ===============

Percentages are based on Net Assets of $82,285 ($ Thousands).

The accompanying notes are an integral part of the financial statements.


     16 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Core Market Strategy Allocation Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds         87.8%
Fixed Income Funds   11.2%
Money Market Fund     1.0%

+    Percentages based on total investments.

                                                           Market Value
Description                                    Shares     ($ Thousands)
------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS -- 102.1%

EQUITY FUNDS -- 89.7%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                    31,853      $   364
   SEI Institutional International Trust
      International Equity Fund,
      Class A                                   316,748        2,803
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                  919,407       10,187
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                   246,584        2,506
                                                             -------
Total Equity Funds
   (Cost $17,117) ($ Thousands)                               15,860
                                                             -------
FIXED INCOME FUNDS -- 11.4%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                   108,884        1,027
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A             149,307          988
                                                             -------
Total Fixed Income Funds
   (Cost $2,441) ($ Thousands)                                 2,015
                                                             -------
MONEY MARKET FUND -- 1.0%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 1.87% (A)                        182,743          183
                                                             -------
Total Money Market Fund
   (Cost $183) ($ Thousands)                                     183
                                                             -------
Total Investments -- 102.1%
   (Cost $19,741) ($ Thousands)                              $18,058
                                                             =======

Percentages are based on Net Assets of $17,689 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 17

SCHEDULE OF INVESTMENTS (Unaudited)

Market Growth Strategy Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds         60.9%
Fixed Income Funds   39.0%
Money Market Fund     0.1%

+    Percentages based on total investments.

                                                           Market Value
Description                                    Shares     ($ Thousands)
------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.9%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                   547,921     $  6,263
   SEI Institutional International Trust
      International Equity Fund, Class A      9,542,580       84,452
   SEI Institutional Managed Trust
      Large Cap Diversified Alpha Fund,
      Class A                                26,165,576      215,343
   SEI Institutional Managed Trust
      Small Cap Growth Fund, Class A          1,311,520       18,335
   SEI Institutional Managed Trust
      Small Cap Value Fund, Class A           1,197,708       18,421
   SEI Institutional Managed Trust
      Small/Mid Cap Diversified Alpha
      Fund, Class A                           3,380,039       24,437
                                                            --------
Total Equity Funds
   (Cost $454,535) ($ Thousands)                             367,251
                                                            --------
FIXED INCOME FUNDS --39.1%
   SEI Institutional Managed Trust
      Core Fixed Income Fund,
      Class A                                15,658,603      146,721
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                 4,375,966       41,266
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A           7,156,627       47,377
                                                            --------
Total Fixed Income Funds
   (Cost $267,720) ($ Thousands)                             235,364
                                                            --------
MONEY MARKET FUND -- 0.1%
   SEI Liquid Asset Trust
      Prime Obligation Fund,
      Class A, 1.87% (A)                        653,487          653
                                                            --------
Total Money Market Fund
   (Cost $653) ($ Thousands)                                     653
                                                            --------
Total Investments -- 100.1%
   (Cost $722,908) ($ Thousands)                            $603,268
                                                            ========

Percentages are based on Net Assets of $602,421 ($ Thousands).

(A)  Rate shown is the 7-day effective yield as of September 30, 2008.

The accompanying notes are an integral part of the financial statements.


     18 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Market Growth Strategy Allocation Fund

September 30, 2008

SECTOR WEIGHTINGS+:

                              (PERFORMANCE GRAPH)

Equity Funds         88.7%
Fixed Income Funds   11.3%

+    Percentages based on total investments.

                                                           Market Value
Description                                    Shares     ($ Thousands)
------------------------------------------   ----------   -------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 88.6%
   SEI Institutional International Trust
      Emerging Markets Equity Fund,
      Class A                                   235,662      $  2,694
   SEI Institutional International Trust
      International Equity Fund, Class A      2,341,873        20,725
   SEI Institutional Managed Trust
      Tax-Managed Large Cap Fund,
      Class A*                                6,802,099        75,367
   SEI Institutional Managed Trust
      Tax-Managed Small Cap Fund,
      Class A                                 1,823,824        18,530
                                                             --------
Total Equity Funds
   (Cost $129,134) ($ Thousands)                              117,316
                                                             --------
FIXED INCOME FUNDS --11.3%
   SEI Institutional International Trust
      Emerging Markets Debt Fund,
      Class A                                   804,690         7,588
   SEI Institutional Managed Trust
      High Yield Bond Fund, Class A           1,103,711         7,307
                                                             --------
Total Fixed Income Funds
   (Cost $17,969) ($ Thousands)                                14,895
                                                             --------
Total Investments -- 99.9%
   (Cost $147,103) ($ Thousands)                             $132,211
                                                             ========

Percentages are based on Net Assets of $132,386 ($ Thousands).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 19

Statements of Assets and Liabilities ($ Thousands)

September 30, 2008 (Unaudited)

                                                                   DIVERSIFIED                    DIVERSIFIED
                                                                  CONSERVATIVE    DIVERSIFIED       GLOBAL
                                                                     INCOME      CONSERVATIVE   MODERATE GROWTH
                                                                      FUND           FUND            FUND
                                                                  ------------   ------------   ---------------
ASSETS:
   Investments in Affiliated Funds, at Market Value (Cost
      $52,224, $65,366, $178,958, $138,069 $204,333, $102,299,
      and $61,676, respectively.)                                   $ 47,231      $  57,990        $ 153,797
   Cash                                                                    2             --               --
   Receivable for Investment Securities Sold                             685          1,253            3,690
   Receivable for Fund Shares Sold                                       182            124               23
   Income Distribution Receivable from Affiliated Funds                  126            152              267
   Prepaid Expenses                                                        3              4                9
   Receivable from Administrator                                           1              2                4
                                                                    --------      ---------        ---------
   Total Assets                                                       48,230         59,525          157,790
                                                                    --------      ---------        ---------
LIABILITIES:
   Payable for Investment Securities Purchased                           856          1,437            3,109
   Payable for Fund Shares Redeemed                                       88            412              423
   Distribution Fees Payable                                               6              5                4
   Investment Advisory Fees Payable                                        4              5               14
   Administrative Servicing Fees Payable                                   1              1                6
   Trustees' Fees Payable                                                  1              1                3
   Chief Compliance Officer Fees Payable                                  --              1                1
   Accrued Expenses                                                        4              5               11
                                                                    --------      ---------        ---------
   Total Liabilities                                                     960          1,867            3,571
                                                                    --------      ---------        ---------
   Net Assets                                                       $ 47,270      $  57,658        $ 154,219
                                                                    --------      ---------        ---------
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                     $ 52,349      $  65,439        $ 178,337
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment Income)                 373            441              759
   Accumulated Net Realized Gain (Loss) on Investments                  (459)          (846)             284
   Net Unrealized Depreciation on Investments                         (4,993)        (7,376)         (25,161)
                                                                    --------      ---------        ---------
   Net Assets                                                       $ 47,270      $  57,658        $ 154,219
                                                                    --------      ---------        ---------
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($37,091,900 / 3,688,453 shares), ($47,572,024 /
      5,255,678 shares), ($122,709,114 / 12,765,475 shares),
      ($89,237,890 / 8,590,561 shares), ($127,289,123 /
      11,909,727 shares), ($62,735,866 / 6,000,454 shares),
      and ($42,075,262 / 3,333,565 shares), respectively.           $  10.06      $    9.05        $    9.61
   Net Asset Value, Offering and Redemption Price Per Share --
      Class D ($6,204,915 / 622,612 shares), ($4,432,072 /
      491,752 shares), ($3,500,660 / 368,840 shares),
      ($10,120,673 / 980,738 shares), ($6,716,070 / 634,484
      shares), ($4,113,369 / 421,990 shares), and ($4,777,501
      / 404,789 shares), respectively.                              $   9.97      $    9.01        $    9.49
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($3,972,888 / 396,009 shares), ($5,653,515 /
      625,951 shares), ($28,009,094 / 2,925,933 shares),
      ($13,756,269 / 1,326,006 shares), ($38,656,668 /
      3,623,482 shares), ($16,521,688 / 1,585,160 shares),
      and ($4,090,904 / 325,171 shares), respectively.              $  10.03      $    9.03        $    9.57
                                                                    --------      ---------        ---------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     20 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

DIVERSIFIED   DIVERSIFIED   DIVERSIFIED
  MODERATE      GLOBAL         GLOBAL     DIVERSIFIED
   GROWTH       GROWTH         STOCK       U.S. STOCK
   FUND          FUND           FUND          FUND
-----------   -----------   -----------   -----------



 $ 120,337     $ 173,645     $  83,775     $ 50,940
        --             1            --           --
     2,740         2,430           111           89
       215            47            27           14
       213           148             1            1
         9            12             6            9
         4             5             2            1
 ---------     ---------     ---------     --------
   123,518       176,288        83,922       51,054
 ---------     ---------     ---------     --------

     2,768         2,693           148           35
     7,595           882           379           58
        12             8             5            7
        11            15             7            4
         3             8             3            1
         3             4             2            1
        --             1            --           --
        11            15             7            4
 ---------     ---------     ---------     --------
    10,403         3,626           551          110
 ---------     ---------     ---------     --------
 $ 113,115     $ 172,662     $  83,371     $ 50,944
 ---------     ---------     ---------     --------


 $ 131,414     $ 200,775     $ 104,627     $ 73,807

       619           376           (44)         (29)
    (1,186)        2,199        (2,688)     (12,098)
   (17,732)      (30,688)      (18,524)     (10,736)
 ---------     ---------     ---------     --------
 $ 113,115     $ 172,662     $  83,371     $ 50,944
 ---------     ---------     ---------     --------





 $   10.39     $   10.69     $   10.46     $  12.62





 $   10.32     $   10.59     $    9.75     $  11.80





 $   10.37     $   10.67     $   10.42     $  12.58
 ---------     ---------     ---------     --------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 21

Statements of Assets and Liabilities ($ Thousands)

September 30, 2008 (Unaudited)

                                                                               DEFENSIVE
                                                                  DEFENSIVE    STRATEGY    CONSERVATIVE
                                                                   STRATEGY   ALLOCATION     STRATEGY
                                                                     FUND         FUND          FUND
                                                                  ---------   ----------   ------------
ASSETS:
   Investments in Affiliated Funds, at Market Value (Cost
      $49,647, $18,106, $146,452, $37,257, $450,720, and
      $102,845, respectively.)                                     $ 47,683    $ 16,579     $ 135,750
   Cash                                                                  27          --            --
   Income Distributions Receivable from Affiliated Funds                100          51           323
   Receivable for Fund Shares Sold                                       42          --           600
   Prepaid Expenses                                                       3           1             7
   Receivable from Administrator                                          2           1             5
   Receivable for Investment Securities Sold                             --         237         1,453
                                                                   --------    --------     ---------
   Total Assets                                                      47,857      16,869       138,138
                                                                   --------    --------     ---------
LIABILITIES:
   Payable for Fund Shares Redeemed                                     211          75         1,381
   Payable for Investment Securities Purchased                           81         246         2,115
   Investment Advisory Fees Payable                                       4           1            11
   Trustees' Fees Payable                                                 1          --             2
   Bank Overdraft                                                        --           3            --
   Chief Compliance Officer Fees Payable                                 --          --            --
   Accrued Expenses                                                       3           2             8
                                                                   --------    --------     ---------
   Total Liabilities                                                    300         327         3,517
                                                                   --------    --------     ---------
   Net Assets                                                      $ 47,557    $ 16,542     $ 134,621
                                                                    --------    --------     ---------
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)                    $ 52,245    $ 17,808     $ 150,057
   Undistributed Net Investment Income                                  342         165           923
   Accumulated Net Realized Gain (Loss) on Investments               (3,066)         96        (5,657)
   Net Unrealized Depreciation on Investments                        (1,964)     (1,527)      (10,702)
                                                                   --------    --------     ---------
   Net Assets                                                      $ 47,557    $ 16,542     $ 134,621
                                                                   --------    --------     ---------
   Net Asset Value, Offering and Redemption Price Per Share --
      Class A ($47,556,721 / 5,004,059 shares), ($16,542,314 /
       1,530,915 shares), ($133,320,499 / 13,604,068 shares),
      ($35,519,128 / 3,591,319 shares), ($404,134,500 /
      39,005,087 shares), and ($97,248,440 / 7,760,927
      shares), respectively.                                       $   9.50    $  10.81     $    9.80
   Net Asset Value, Offering and Redemption Price Per Share --
      Class I ($113.79 / 11.950 shares), ($1,300,593 / 130,949
      shares), and ($1,061,632 / 100,406 shares),
      respectively.                                                $   9.52         n/a     $    9.93
                                                                   --------    --------     ---------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a  -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


     22 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

CONSERVATIVE                MODERATE
  STRATEGY      MODERATE    STRATEGY
 ALLOCATION     STRATEGY   ALLOCATION
    FUND          FUND        FUND
------------   ---------   ----------



  $ 35,479     $ 406,015   $  97,718
         2            --           3
        91           831         138
       154           292         100
         2            25           6
         1            18           4
       430         6,932         955
  --------     ---------   ---------
    36,159       414,113      98,924
  --------     ---------   ---------

       108         2,072         370
       525         6,627       1,287
         3            35           9
         1             8           2
        --           141          --
        --             1          --
         3            33           8
  --------     ---------   ---------
       640         8,917       1,676
  --------     ---------   ---------
  $ 35,519     $ 405,196   $  97,248
  --------     ---------   ---------


  $ 37,167     $ 454,447   $ 102,818
       295         2,586         451
      (165)       (7,132)       (894)
    (1,778)      (44,705)     (5,127)
  --------     ---------   ---------
  $ 35,519     $ 405,196   $  97,248
  --------     ---------   ---------





  $   9.89     $   10.36   $   12.53



       n/a     $   10.57         n/a
  --------     ---------   ---------

     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 23

Statements of Assets and Liabilities ($ Thousands)

September 30, 2008 (Unaudited)

                                                                      TAX-MANAGED
                                                         AGGRESSIVE    AGGRESSIVE   CORE MARKET
                                                          STRATEGY      STRATEGY      STRATEGY
                                                            FUND          FUND         FUND
                                                         ----------   -----------   -----------
ASSETS:
   Investments in Affiliated Funds, at Market Value
      (Cost $456,565, $75,447, $95,110, $19,741,
      $722,908, and $147,103, respectively.)              $363,495      $68,122       $ 82,938
   Cash                                                          2            2             --
   Receivable for Investment Securities Sold                 4,505          663          1,941
   Receivable for Fund Shares Sold                             301           --              4
   Income Distributions Receivable from
      Affiliated Funds                                         291           32            221
   Prepaid Expenses                                             21            5              5
   Receivable from Administrator                                16            3              4
                                                          --------      -------       --------
   Total Assets                                            368,631       68,827         85,113
                                                          --------      -------       --------
LIABILITIES:
   Payable for Investment Securities Purchased               5,425          666          1,928
   Payable for Fund Shares Redeemed                          1,351            5            858
   Investment Advisory Fees Payable                             32            6              7
   Trustees' Fees Payable                                        7            1              2
   Chief Compliance Officer Fees Payable                         1           --             --
   Distribution Fees Payable                                     1           --             --
   Bank Overdraft                                               --           --             26
   Accrued Expenses                                             28            6              7
                                                          --------      -------       --------
   Total Liabilities                                         6,845          684          2,828
                                                          --------      -------       --------
   Net Assets                                             $361,786      $68,143       $ 82,285
                                                          --------     ---------      --------
NET ASSETS:
   Paid-in Capital
      (unlimited authorization -- no par value)           $450,762      $77,063       $ 95,046
   Undistributed Net Investment Income                         911           94            675
   Accumulated Net Realized Gain (Loss) on Investments       3,183       (1,689)        (1,264)
   Net Unrealized Depreciation on Investments              (93,070)      (7,325)       (12,172)
                                                          --------      -------       --------
   Net Assets                                             $361,786      $68,143       $ 82,285
                                                          --------     ---------      --------
   Net Asset Value, Offering and Redemption Price Per
      Share -- Class A ($358,098,744 / 34,730,724
      shares), ($68,143,034 / 6,161,611 shares),
      ($82,285,357 / 8,552,062 shares), ($17,689,014 /
      1,696,145 shares), ($597,859,719 / 60,446,873
      shares), and ($132,386,112 / 10,739,364 shares),
      respectively.                                       $  10.31      $ 11.06       $   9.62
   Net Asset Value, Offering and Redemption Price Per
      Share -- Class I ($3,687,451 / 364,545 shares),
      ($119.81 / 12.140 shares), and ($4,561,634 /
      466,308 shares), respectively.                      $  10.12          n/a       $   9.87
                                                          --------     ---------      --------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


     24 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

CORE MARKET                   MARKET GROWTH
  STRATEGY    MARKET GROWTH      STRATEGY
 ALLOCATION      STRATEGY      ALLOCATION
    FUND           FUND            FUND
-----------   -------------   -------------



  $18,058       $ 603,268        $132,211
       --              47              --
      140          13,078           1,609
       --             759             309

        8           1,078              63
        1              37               9
        1              27               6
  -------       ---------        --------
   18,208         618,294         134,207
  -------       ---------        --------

      288          13,330             409
      227           2,426             449
        2              53              12
       --              12               3
       --               2              --
       --               1              --
       --              --             937
        2              49              11
  -------       ---------        --------
      519          15,873           1,821
  -------       ---------        --------
  $17,689       $ 602,421        $132,386
  -------       ---------        --------


  $19,249       $ 718,879        $147,803
       24           3,346             182
       99            (164)           (707)
   (1,683)       (119,640)        (14,892)
  -------       ---------        --------
  $17,689       $ 602,421        $132,386
  -------       ---------        --------






  $ 10.43       $    9.89        $  12.33



      n/a       $    9.78             n/a
  -------       ---------        --------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 25

Statements of Operations ($ Thousands)

For the six months ended September 30, 2008 (Unaudited)

                                                                  DIVERSIFIED                    DIVERSIFIED
                                                                 CONSERVATIVE    DIVERSIFIED        GLOBAL
                                                                    INCOME      CONSERVATIVE   MODERATE GROWTH
                                                                     FUND           FUND             FUND
                                                                 ------------   ------------   ---------------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                      $   898        $ 1,092         $  2,062
                                                                   -------        -------         --------
EXPENSES:
   Administration Fees                                                  53             68              177
   Investment Advisory Fees                                             26             34               88
   Distribution Fees -- Class D                                         23             19               16
   Shareholder Servicing Fees -- Class D                                 8              6                5
   Administrative Servicing Fees -- Class I                              5              7               39
   Trustees' Fees                                                        2              3                7
   Registration Fees                                                     3              5               12
   Printing Fees                                                         3              3                9
   Professional Fees                                                     3              3                9
   Custodian Fees/Wire Agent Fees                                       --              1                1
   Other Expenses                                                        1              1                3
                                                                   -------        -------         --------
   Total Expenses                                                      127            150              366
                                                                   -------        -------         --------
   Less: Administration Fees Waived                                    (53)           (68)            (177)
      Reimbursement from Administrator                                  (7)            (9)             (22)
                                                                   -------        -------         --------
   Net Expenses                                                         67             73              167
                                                                   -------        -------         --------
NET INVESTMENT INCOME                                                  831          1,019            1,895
                                                                   -------        -------         --------
   NET REALIZED AND UNREALIZED LOSS FROM AFFILIATED FUNDS:
   Net Realized Loss from Sales of Affiliated Funds                   (631)        (1,489)          (3,090)
   Net Change in Unrealized Depreciation from Affiliated Funds      (3,082)        (5,463)         (20,147)
                                                                   -------        -------         --------
   Net Realized and Unrealized Loss from Affiliated Funds           (3,713)        (6,952)         (23,237)
                                                                   -------        -------         --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $(2,882)       $(5,933)        $(21,342)
                                                                   -------        -------         --------

Amounts Designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     26 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

DIVERSIFIED   DIVERSIFIED   DIVERSIFIED
  MODERATE       GLOBAL        GLOBAL     DIVERSIFIED
   GROWTH        GROWTH        STOCK       U.S. STOCK
    FUND          FUND          FUND          FUND
-----------   -----------   -----------   -----------

 $  1,744      $  1,428      $    212       $   171
 --------      --------      --------       -------

      155           212           100            62
       77           106            50            31
       46            31            18            22
       15            10             6             7
       19            56            23             6
        6             8             4             2
       13            15             7             4
        8            11             5             3
        8            10             5             3
        1             2             1             1
        2             4             1             1
 --------      --------      --------       -------
      350           465           220           142
 --------      --------      --------       -------
     (155)         (212)         (100)          (62)
      (22)          (28)          (13)           (8)
 --------      --------      --------       -------
      173           225           107            72
 --------      --------      --------       -------
    1,571         1,203           105            99
 --------      --------      --------       -------

   (4,089)       (4,484)       (1,346)         (798)
  (13,409)      (25,535)      (15,019)       (6,910)
 --------      --------      --------       -------
  (17,498)      (30,019)      (16,365)       (7,708)
 --------      --------      --------       -------
 $(15,927)     $(28,816)     $(16,260)      $(7,609)
 --------      --------      --------       -------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 27

Statements of Operations ($ Thousands)

For the six months ended September 30, 2008 (Unaudited)

                                                        DEFENSIVE
                                            DEFENSIVE    STRATEGY    CONSERVATIVE
                                             STRATEGY   ALLOCATION     STRATEGY
                                               FUND        FUND          FUND
                                            ---------   ----------   ------------
INVESTMENT INCOME:
   Income Distributions from Affiliated
      Funds                                  $   769     $   358       $  2,134
                                             -------     -------       --------
EXPENSES:
   Administration Fees                            48          18            133
   Investment Advisory Fees                       24           9             67
   Trustees' Fees                                  2           1              5
   Chief Compliance Officer Fees                  --          --             --
   Administrative Servicing Fees -
      Class I                                     --         n/a              2
   Registration Fees                               5           1              8
   Printing Fees                                   2           1              6
   Professional Fees                               2           1              6
   Custodian Fees/Wire Agent Fees                  1          --              1
   Other Expenses                                  1          --              2
                                             -------     -------       --------
   Total Expenses                                 85          31            230
                                             -------     -------       --------
      Less: Administration Fees Waived           (48)        (18)          (133)
         Reimbursement from Administrator        (13)         (4)           (29)
                                             -------     -------       --------
   Net Expenses                                   24           9             68
                                             -------     -------       --------
NET INVESTMENT INCOME                            745         349          2,066
                                             -------     -------       --------
   NET REALIZED AND UNREALIZED LOSS
      FROM AFFILIATED FUNDS:
   Net Realized Loss from Affiliated
      Funds                                      (90)        (68)          (557)
   Net Change in Unrealized Depreciation
      from Affiliated Funds                   (1,069)     (1,086)        (6,964)
                                             -------     -------       --------
   Net Realized and Unrealized Loss
      from Affiliated Funds                   (1,159)     (1,154)        (7,521)
                                             -------     -------       --------
NET DECREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                           $  (414)    $  (805)      $ (5,455)
                                             -------     -------       --------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


     28 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

CONSERVATIVE               MODERATE
  STRATEGY     MODERATE    STRATEGY
 ALLOCATION    STRATEGY   ALLOCATION
    FUND         FUND        FUND
------------   --------   ----------


  $   690      $  6,908    $ 1,215
  -------      --------    -------

       40           460        117
       20           230         58
        2            17          4
       --             1         --

      n/a             2        n/a
        2            31          8
        2            22          6
        2            22          5
       --             4          1
        1             6          2
  -------      --------    -------
       69           795        201
  -------      --------    -------
      (40)         (460)      (117)
       (9)         (103)       (26)
  -------      --------    -------
       20           232         58
  -------      --------    -------
      670         6,676      1,157
  -------      --------    -------



     (427)       (7,779)    (2,050)

   (1,932)      (21,958)    (7,062)
  -------      --------    -------

   (2,359)      (29,737)    (9,112)
  -------      --------    -------

  $(1,689)     $(23,061)   $(7,955)
  -------      --------    -------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 29

Statements of Operations ($ Thousands)

For the six months ended September 30, 2008 (Unaudited)

                                                                                TAX-MANAGED
                                                                   AGGRESSIVE   AGGRESSIVE    CORE MARKET
                                                                    STRATEGY     STRATEGY       STRATEGY
                                                                      FUND         FUND           FUND
                                                                   ----------   -----------   -----------
INVESTMENT INCOME:
   Income Distributions from Affiliated Funds                       $  3,406     $    479      $  1,655
                                                                    --------     --------      --------
EXPENSES:
   Administration Fees                                                   430           84            99
   Investment Advisory Fees                                              215           42            49
   Trustees' Fees                                                         16            3             4
   Administrative Servicing Fees - Class I                                 5          n/a            --
   Chief Compliance Officer Fees                                           1           --            --
   Registration Fees                                                      24            6             6
   Printing Fees                                                          21            4             5
   Professional Fees                                                      20            4             5
   Custodian Fees/Wire Agent Fees                                          4            1             1
   Other Expenses                                                          6            2             1
                                                                    --------     --------      --------
   Total Expenses                                                        742          146           170
                                                                    --------     --------      --------
      Less: Administration Fees Waived                                  (430)         (84)          (99)
         Reimbursement from Administrator                                (92)         (20)          (22)
                                                                    --------     --------      --------
   Net Expenses                                                          220           42            49
                                                                    --------     --------      --------
NET INVESTMENT INCOME                                                  3,186          437         1,606
                                                                    --------     --------      --------
     NET REALIZED AND UNREALIZED LOSS
         FROM AFFILIATED FUNDS:
     Net Realized Loss from Affiliated Funds                          (9,235)      (1,581)       (2,553)
     Net Change in Unrealized Depreciation from Affiliated Funds     (55,617)      (9,738)       (7,780)
                                                                    --------     --------      --------
     Net Realized and Unrealized Loss
         from Affiliated Funds                                       (64,852)     (11,319)      (10,333)
                                                                    --------     --------      --------
NET DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                $(61,666)    $(10,882)     $ (8,727)
                                                                    --------     --------      --------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


     30 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

CORE MARKET                   MARKET GROWTH
  STRATEGY    MARKET GROWTH     STRATEGY
ALLOCATION       STRATEGY       ALLOCATION
   FUND            FUND            FUND
-----------   -------------   -------------

  $   119        $  8,896       $    906
  -------        --------       --------

       21             712            160
       10             356             80
        1              27              6
      n/a               7            n/a
       --               1             --
        2              43             11
        1              35              8
        1              34              8
       --               6              1
        1              10              2
  -------        --------       --------
       37           1,231            276
  -------        --------       --------
      (21)           (712)          (160)
       (5)           (156)           (36)
  -------        --------       --------
       11             363             80
  -------        --------       --------
      108           8,533            826
  -------        --------       --------


     (227)        (15,774)        (2,942)
   (2,651)        (74,967)       (19,098)
  -------        --------       --------

   (2,878)        (90,741)       (22,040)
  -------        --------       --------

  $(2,770)       $(82,208)      $(21,214)
  -------        --------       --------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2008 (Unaudited) and the year ended March 31, 2008

                                                         DIVERSIFIED             DIVERSIFIED          DIVERSIFIED GLOBAL
                                                     CONSERVATIVE INCOME         CONSERVATIVE          MODERATE GROWTH
                                                             FUND                    FUND                    FUND
                                                    ---------------------   ---------------------   ---------------------
                                                     4/01/08-    4/01/07-    4/01/08-    4/01/07-    4/01/08-    4/01/07-
                                                     9/30/08     3/31/08     9/30/08     3/31/08     9/30/08     3/31/08
                                                    ---------   ---------   ---------   ---------   ---------   ---------
OPERATIONS:
   Net Investment Income                            $     831   $   2,241   $   1,019   $   2,971   $   1,895   $   5,954
   Net Realized Gain (Loss) from Affiliated Funds        (631)        (36)     (1,489)        273      (3,090)       (120)
   Capital Gain Distributions Received
      from Affiliated Funds                                --         664          --       1,983          --       8,106
   Net Change in Unrealized Depreciation
      from Affiliated Funds                            (3,082)     (3,086)     (5,463)     (6,969)    (20,147)    (23,306)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Net Decrease in Net Assets
      from Operations                                  (2,882)       (217)     (5,933)     (1,742)    (21,342)     (9,366)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                               (402)     (2,105)       (519)     (3,273)       (963)     (7,586)
   Class D                                                (39)       (242)        (31)       (204)        (14)       (205)
   Class I                                                (34)       (179)        (50)       (312)       (191)     (1,494)
   Net Realized Gains:
   Class A                                                 --        (320)         --      (1,678)         --      (3,705)
   Class D                                                 --         (47)         --        (128)         --        (121)
   Class I                                                 --         (27)         --        (158)         --        (746)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Total Dividends and Distributions                     (475)     (2,920)       (600)     (5,753)     (1,168)    (13,857)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                          4,559      10,818       5,531      22,340      16,975      43,251
   Reinvestment of Dividends and Distributions            395       2,379         495       4,822         962      11,060
   Cost of Shares Redeemed                             (9,988)    (12,997)    (17,593)    (36,755)    (17,824)    (63,931)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                        (5,034)        200     (11,567)     (9,593)        113      (9,620)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   CLASS D:
   Proceeds from Shares Issued                            869         791         403       1,174         277       1,993
   Reinvestment of Dividends and Distributions             38         272          30         322          13         311
   Cost of Shares Redeemed                               (578)     (1,661)       (597)     (2,468)     (1,653)     (1,049)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Increase (Decrease) in Net Assets Derived
      from Class D Transactions                           329        (598)       (164)       (972)     (1,363)      1,255
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   CLASS I:
   Proceeds from Shares Issued                          1,029       1,705       1,162       6,339       3,563      17,152
   Reinvestment of Dividends and Distributions             34         206          50         469         191       2,239
   Cost of Shares Redeemed                             (1,030)     (2,229)       (949)     (8,195)     (2,687)    (16,330)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Increase (Decrease) in Net Assets Derived
      From Class I Transactions                            33        (318)        263      (1,387)      1,067       3,061
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Decrease in Net Assets Derived
      from Capital Share Transactions                  (4,672)       (716)    (11,468)    (11,952)       (183)     (5,304)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Net Decrease in Net Assets                          (8,029)     (3,853)    (18,001)    (19,447)    (22,693)    (28,527)
                                                    ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS:
   BEGINNING OF PERIOD                                 55,299      59,152      75,659      95,106     176,912     205,439
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   END OF PERIOD                                    $  47,270   $  55,299   $  57,658   $  75,659   $ 154,219   $ 176,912
                                                    ---------   ---------   ---------   ---------   ---------   ---------
   Undistributed Net Investment Income/
      (Distributions in Excess of Net Investment
      Income) Included in Net Assets at End of
      Period                                        $     373   $      17   $     441   $      22   $     759   $      32
                                                    ---------   ---------   ---------   ---------   ---------   ---------

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     32 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

     DIVERSIFIED             DIVERSIFIED             DIVERSIFIED             DIVERSIFIED
   MODERATE GROWTH          GLOBAL GROWTH            GLOBAL STOCK             U.S. STOCK
         FUND                    FUND                    FUND                    FUND
---------------------   ---------------------   ---------------------   ---------------------
 4/01/08-    4/01/07-    4/01/08-    4/01/07-    4/01/08-    4/01/07-    4/01/08-    4/01/07-
 9/30/08     3/31/08     9/30/08     3/31/08     9/30/08     3/31/08     9/30/08     3/31/08
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

$   1,571   $   5,926   $   1,203   $   5,540   $     105   $   1,788   $      99   $     791
   (4,089)        643      (4,484)        184      (1,346)        798        (798)      1,702

       --       7,589          --      13,722          --       8,539          --       3,406

  (13,409)    (23,877)    (25,535)    (36,784)    (15,019)    (22,238)     (6,910)    (13,380)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

  (15,927)     (9,719)    (28,816)    (17,338)    (16,260)    (11,113)     (7,609)     (7,481)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


     (846)     (7,680)       (673)     (8,666)       (129)     (4,287)       (120)     (1,900)
      (46)       (527)        (13)       (335)         --        (212)         --        (214)
      (94)       (884)       (157)     (2,088)        (20)       (742)         (8)       (164)

       --      (9,140)         --      (5,764)         --          --          --          --
       --        (815)         --        (296)         --          --          --          --
       --      (1,140)         --      (1,465)         --          --          --          --
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
     (986)    (20,186)       (843)    (18,614)       (149)     (5,241)       (128)     (2,278)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


    8,775      34,073      17,449      42,300       8,805      24,779       3,490      10,226
      844      16,755         672      14,203         129       4,191         117       1,841
  (54,333)    (73,422)    (39,713)    (72,504)    (16,389)    (54,426)     (8,725)    (24,583)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

  (44,714)    (22,594)    (21,592)    (16,001)     (7,455)    (25,456)     (5,118)    (12,516)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

      762       2,534         703       1,575         635       1,646         399       1,195
       43       1,251          12         602          --         189          --         151
   (2,583)     (6,161)     (1,459)     (3,372)       (920)     (1,745)     (1,228)     (5,268)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

   (1,778)     (2,376)       (744)     (1,195)       (285)         90        (829)     (3,922)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

    2,890       6,798       6,179      20,513       4,676       8,902         672       1,279
       90       1,959         155       3,474          19         728           8         159
   (2,565)    (13,747)     (7,503)    (15,544)     (2,200)     (7,447)       (649)     (1,729)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

      415      (4,990)     (1,169)      8,443       2,495       2,183          31        (291)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

  (46,077)    (29,960)    (23,505)     (8,753)     (5,245)    (23,183)     (5,916)    (16,729)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
  (62,990)    (59,865)    (53,164)    (44,705)    (21,654)    (39,537)    (13,653)    (26,488)
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------

  176,105     235,970     225,826     270,531     105,025     144,562      64,597      91,085
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
$ 113,115   $ 176,105   $ 172,662   $ 225,826   $  83,371   $ 105,025   $  50,944   $  64,597
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------



$     619   $      34   $     376   $      16   $     (44)  $      --   $     (29)  $      --
---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2008 (Unaudited) and the year ended March 31, 2008

                                                                               DEFENSIVE
                                                     DEFENSIVE STRATEGY   STRATEGY ALLOCATION
                                                            FUND                  FUND
                                                    -------------------   -------------------
                                                    4/01/08-   4/01/07-   4/01/08-   4/01/07-
                                                     9/30/08    3/31/08    9/30/08    3/31/08
                                                    --------   --------   --------   --------
OPERATIONS:
   Net Investment Income                            $    745   $  3,868    $   349    $   761
   Net Realized Gain (Loss) from Affiliated Funds        (90)    (3,055)       (68)        48
   Capital Gain Distributions Received from
      Affiliated Funds                                    --        481         --        644
   Net Change in Unrealized Depreciation from
      Affiliated Funds                                (1,069)    (5,013)    (1,086)    (2,857)
                                                    --------   --------    -------    -------
   Net Decrease in Net Assets from Operations           (414)    (3,719)      (805)    (1,404)
                                                    --------   --------    -------    -------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                              (419)    (4,128)      (189)    (1,087)
   Class I                                                --         --        n/a        n/a
   Net Realized Gains:
   Class A                                                --       (714)        --       (571)
   Class I                                                --         --        n/a        n/a
                                                    --------   --------    -------    -------
   Total Dividends and Distributions                    (419)    (4,842)      (189)    (1,658)
                                                    --------   --------    -------    -------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                        10,262     40,278      2,874      6,857
   Reinvestment of Dividends and Distributions           397      4,722        180      1,575
   Cost of Shares Redeemed                           (13,552)   (94,489)    (2,645)    (9,099)
                                                    --------   --------    -------    -------
   Increase (Decrease) in Net Assets Derived from
      Class A Transactions                            (2,893)   (49,489)       409       (667)
                                                    --------   --------    -------    -------
   CLASS I:
   Proceeds from Shares Issued                            --         --        n/a        n/a
   Reinvestment of Dividends and Distributions            --         --        n/a        n/a
   Cost of Shares Redeemed                                --         --        n/a        n/a
                                                    --------   --------    -------    -------
   Increase (Decrease) in Net Assets Derived from
      Class I Transactions                                --         --        n/a        n/a
                                                    --------   --------    -------    -------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                      (2,893)   (49,489)       409       (667)
                                                    --------   --------    -------    -------
   Net Increase (Decrease) in Net Assets              (3,726)   (58,050)      (585)    (3,729)
                                                    --------   --------    -------    -------
NET ASSETS:
   BEGINNING OF PERIOD                                51,283    109,333     17,127     20,856
                                                    --------   --------    -------    -------
   END OF PERIOD                                    $ 47,557   $ 51,283    $16,542    $17,127
                                                    --------   --------    -------    -------
   Undistributed Net Investment Income Included
      in Net Assets at End of Period                $    342   $     16    $   165    $     5
                                                    --------   --------    -------    -------

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


     34 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

    CONSERVATIVE          CONSERVATIVE                                  MODERATE
      STRATEGY        STRATEGY ALLOCATION     MODERATE STRATEGY    STRATEGY ALLOCATION
        FUND                  FUND                  FUND                   FUND
-------------------   -------------------   --------------------   -------------------
4/01/08-   4/01/07-   4/01/08-   4/01/07-   4/01/08-    4/01/07-   4/01/08-   4/01/07-
 9/30/08    3/31/08    9/30/08    3/31/08    9/30/08    3/31/08     9/30/08    3/31/08
--------   --------   --------   --------   --------   ---------   --------   --------

$  2,066   $  5,981    $   670   $  1,643   $  6,676   $  19,729   $  1,157   $  3,276
    (557)    (5,982)      (427)      (493)    (7,779)     (4,706)    (2,050)    (1,269)

      --      2,262         --      1,624         --      10,386         --      4,898

  (6,964)   (13,190)    (1,932)    (6,698)   (21,958)    (59,534)    (7,062)   (16,191)
--------   --------    -------   --------   --------   ---------   --------   --------
  (5,455)   (10,929)    (1,689)    (3,924)   (23,061)    (34,125)    (7,955)    (9,286)
--------   --------    -------   --------   --------   ---------   --------   --------


  (1,166)    (7,147)      (386)    (2,436)    (4,181)    (24,315)      (720)    (5,599)
     (11)       (56)       n/a        n/a         (9)        (54)       n/a        n/a

      --     (1,273)        --       (620)        --      (4,866)        --     (1,531)
      --        (14)       n/a        n/a         --         (14)       n/a        n/a
--------   --------    -------   --------   --------   ---------   --------   --------
  (1,177)    (8,490)      (386)    (3,056)    (4,190)    (29,249)      (720)    (7,130)
--------   --------    -------   --------   --------   ---------   --------   --------


  35,256     73,234      4,679     20,335     33,206     176,785     11,549     37,635
   1,112      8,066        356      2,851      4,088      28,600        679      6,758
 (26,203)   (79,224)    (9,343)   (21,857)   (83,588)   (193,821)   (26,670)   (35,747)
--------   --------    -------   --------   --------   ---------   --------   --------

  10,165      2,076     (4,308)     1,329    (46,294)     11,564    (14,442)     8,646
--------   --------    -------   --------   --------   ---------   --------   --------

     206      2,123        n/a        n/a        214       1,876        n/a        n/a
      11         68        n/a        n/a          9          65        n/a        n/a
    (337)    (1,030)       n/a        n/a       (505)     (1,050)       n/a        n/a
--------   --------    -------   --------   --------   ---------   --------   --------

    (120)     1,161        n/a        n/a       (282)        891        n/a        n/a
--------   --------    -------   --------   --------   ---------   --------   --------

  10,045      3,237     (4,308)     1,329    (46,576)     12,455    (14,442)     8,646
--------   --------    -------   --------   --------   ---------   --------   --------
   3,413    (16,182)    (6,383)    (5,651)   (73,827)    (50,919)   (23,117)    (7,770)
--------   --------    -------   --------   --------   ---------   --------   --------

 131,208    147,390     41,902     47,553    479,023     529,942    120,365    128,135
--------   --------    -------   --------   --------   ---------   --------   --------
$134,621   $131,208    $35,519   $ 41,902   $405,196   $ 479,023   $ 97,248   $120,365
--------   --------    -------   --------   --------   ---------   --------   --------

$    923   $     34    $   295   $     11   $  2,586   $     100   $    451   $     14
--------   --------    -------   --------   --------   ---------   --------   --------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 35

Statements of Changes in Net Assets ($ Thousands)

For the six months ended September 30, 2008 (Unaudited) and the year ended March 31, 2008

                                                                                             TAX-MANAGED
                                                                AGGRESSIVE STRATEGY      AGGRESSIVE STRATEGY
                                                                       FUND                     FUND
                                                               ---------------------    --------------------
                                                               4/01/08-     4/01/07-    4/01/08-    4/01/07-
                                                                9/30/08     3/31/08      9/30/08     3/31/08
                                                               --------    ---------    --------    --------
OPERATIONS:
   Net Investment Income                                       $  3,186    $  10,762    $    437    $  2,010
   Net Realized Loss from Affiliated Funds                       (9,235)      (1,541)     (1,581)     (2,346)
   Capital Gain Distributions Received from Affiliated Funds         --       24,531          --       3,796
   Net Change in Unrealized Depreciation
      from Affiliated Funds                                     (55,617)     (71,435)     (9,738)    (11,010)
                                                               --------    ---------    --------    --------
   Net Decrease in Net Assets from Operations                   (61,666)     (37,683)    (10,882)     (7,550)
                                                               --------    ---------    --------    --------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
   Class A                                                       (2,282)     (20,439)       (346)     (3,225)
   Class I                                                          (19)        (244)        n/a         n/a
   Net Realized Gains:
   Class A                                                           --       (7,104)         --      (1,779)
   Class I                                                           --          (91)        n/a         n/a
                                                               --------    ---------    --------    --------
   Total Dividends and Distributions                             (2,301)     (27,878)       (346)     (5,004)
                                                               --------    ---------    --------    --------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                   83,606      192,809       5,461      37,368
   Reinvestment of Dividends and Distributions                    2,245       27,378         338       4,959
   Cost of Shares Redeemed                                      (74,609)    (150,084)    (15,435)    (41,927)
                                                               --------    ---------    --------    --------
   Increase (Decrease) in Net Assets Derived
      from Class A Transactions                                  11,242       70,103      (9,636)        400
                                                               --------    ---------    --------    --------
   CLASS I:
   Proceeds from Shares Issued                                      985        6,071         n/a         n/a
   Reinvestment of Dividends and Distributions                       19          335         n/a         n/a
   Cost of Shares Redeemed                                       (1,858)      (4,240)        n/a         n/a
                                                               --------    ---------    --------    --------
   Increase (Decrease) in Net Assets Derived
      from Class I Transactions                                    (854)       2,166         n/a         n/a
                                                               --------    ---------    --------    --------
   Increase (Decrease) in Net Assets Derived from
      Capital Share Transactions                                 10,388       72,269      (9,636)        400
                                                               --------    ---------    --------    --------
   Net Increase (Decrease) in Net Assets                        (53,579)       6,708     (20,864)    (12,154)
                                                               --------    ---------    --------    --------
NET ASSETS:
   BEGINNING OF PERIOD                                          415,365      408,657      89,007     101,161
                                                               --------    ---------    --------    --------
   END OF PERIOD                                               $361,786    $ 415,365    $ 68,143    $ 89,007
                                                               --------    ---------    --------    --------
   Undistributed Net Investment Income
      Included in Net Assets at End of Period                  $    911    $      26    $     94    $      3
                                                               --------    ---------    --------    --------

(1) For Capital Share Transactions see footnote 4 in the notes to financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.

The accompanying notes are an integral part of the financial statements.


     36 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                CORE MARKET                                        MARKET GROWTH
 CORE MARKET STRATEGY       STRATEGY ALLOCATION     MARKET GROWTH STRATEGY      STRATEGY ALLOCATION
         FUND                      FUND                      FUND                      FUND
----------------------    ----------------------    ----------------------    ----------------------
 4/01/08-     4/01/07-     4/01/08-     4/01/07-     4/01/08-     4/01/07-     4/01/08-     4/01/07-
  9/30/08      3/31/08      9/30/08      3/31/08      9/30/08      3/31/08      9/30/08      3/31/08
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

$   1,606    $   3,985    $     108    $     474    $   8,533    $  23,866    $     826    $   3,609
   (2,553)         (63)        (227)         (72)     (15,774)      (1,802)      (2,942)      (1,784)
       --        3,014           --          872           --       31,831           --        6,642

   (7,780)     (10,178)      (2,651)      (2,854)     (74,967)     (99,501)     (19,098)     (20,561)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
   (8,727)      (3,242)      (2,770)      (1,580)     (82,208)     (45,606)     (21,214)     (12,094)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


     (963)      (5,189)         (85)        (752)      (5,286)     (36,444)        (649)      (5,732)
       --           --          n/a          n/a          (33)        (334)         n/a          n/a

       --       (1,541)          --         (675)          --      (11,181)          --       (3,257)
       --           --          n/a          n/a           --         (114)         n/a          n/a
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
     (963)      (6,730)         (85)      (1,427)      (5,319)     (48,073)        (649)      (8,989)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


   11,300       38,656        4,207        5,919       85,672      296,048       13,774       54,579
      952        6,607           80        1,335        5,214       47,220          626        8,776
  (26,524)     (28,509)      (5,139)      (8,766)    (123,816)    (259,087)     (26,695)     (61,405)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

  (14,272)      16,754         (852)      (1,512)     (32,930)      84,181      (12,295)       1,950
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

       --           --          n/a          n/a        1,181        8,703          n/a          n/a
       --           --          n/a          n/a           33          448          n/a          n/a
       --           --          n/a          n/a       (3,108)      (5,837)         n/a          n/a
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

       --           --          n/a          n/a       (1,894)       3,314          n/a          n/a
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

  (14,272)      16,754         (852)      (1,512)     (34,824)      87,495      (12,295)       1,950
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
  (23,962)       6,782       (3,707)      (4,519)    (122,351)      (6,184)     (34,158)     (19,133)
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

  106,247       99,465       21,396       25,915      724,772      730,956      166,544      185,677
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------
$  82,285    $ 106,247    $  17,689    $  21,396    $ 602,421    $ 724,772    $ 132,386    $ 166,544
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------

$     675    $      32    $      24    $       1    $   3,346    $     132    $     182    $       5
---------    ---------    ---------    ---------    ---------    ---------    ---------    ---------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 37

Financial Highlights

For the six months ended September 30, 2008 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period

                                       Net
                                    Realized
                                       and
                                   Unrealized
                                      Gains                            Distributions
            Net Asset               (Losses)                Dividends       from          Total
              Value,       Net        from                  from Net      Realized      Dividends
            Beginning  Investment  Affiliated  Total from  Investment     Capital          and
            of Period    Income*      Funds    Operations    Income        Gains      Distributions
            ---------  ----------  ----------  ----------  ----------  -------------  -------------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2008@      $10.75      $0.18      $(0.77)     $(0.59)     $(0.10)      $   --         $(0.10)
   2008        11.35       0.44       (0.48)      (0.04)      (0.49)       (0.07)         (0.56)
   2007        11.28       0.43        0.36        0.79       (0.46)       (0.26)         (0.72)
   2006        11.07       0.34        0.29        0.63       (0.35)       (0.07)         (0.42)
   2005        11.22       0.27        0.02        0.29       (0.32)       (0.12)         (0.44)
   2004        10.28       0.24        1.01        1.25       (0.24)       (0.07)         (0.31)
   CLASS D
   2008@      $10.68      $0.12      $(0.76)     $(0.64)     $(0.07)      $   --         $(0.07)
   2008        11.28       0.32       (0.47)      (0.15)      (0.38)       (0.07)         (0.45)
   2007        11.21       0.31        0.36        0.67       (0.34)       (0.26)         (0.60)
   2006        11.01       0.22        0.28        0.50       (0.23)       (0.07)         (0.30)
   2005        11.13       0.15        0.03        0.18       (0.18)       (0.12)         (0.30)
   2004        10.20       0.14        1.00        1.14       (0.14)       (0.07)         (0.21)
   CLASS I
   2008@      $10.73      $0.16      $(0.77)     $(0.61)     $(0.09)      $   --         $(0.09)
   2008        11.33       0.41       (0.48)      (0.07)      (0.46)       (0.07)         (0.53)
   2007        11.26       0.40        0.36        0.76       (0.43)       (0.26)         (0.69)
   2006        11.06       0.32        0.27        0.59       (0.32)       (0.07)         (0.39)
   2005        11.20       0.24        0.03        0.27       (0.29)       (0.12)         (0.41)
   2004        10.27       0.22        1.00        1.22       (0.22)       (0.07)         (0.29)
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2008@      $10.06      $0.15      $(1.07)     $(0.92)     $(0.09)      $   --         $(0.09)
   2008        11.03       0.38       (0.60)      (0.22)      (0.50)       (0.25)         (0.75)
   2007        10.97       0.37        0.57        0.94       (0.41)       (0.47)         (0.88)
   2006        10.48       0.30        0.55        0.85       (0.30)       (0.06)         (0.36)
   2005        10.50       0.27        0.14        0.41       (0.31)       (0.12)         (0.43)
   2004         9.10       0.24        1.46        1.70       (0.23)       (0.07)         (0.30)
   CLASS D
   2008@      $10.03      $0.10      $(1.06)     $(0.96)     $(0.06)      $   --         $(0.06)
   2008        11.01       0.27       (0.61)      (0.34)      (0.39)       (0.25)         (0.64)
   2007        10.96       0.26        0.56        0.82       (0.30)       (0.47)         (0.77)
   2006        10.47       0.19        0.56        0.75       (0.20)       (0.06)         (0.26)
   2005        10.46       0.16        0.15        0.31       (0.18)       (0.12)         (0.30)
   2004         9.06       0.14        1.46        1.60       (0.13)       (0.07)         (0.20)
   CLASS I
   2008@      $10.04      $0.14      $(1.07)     $(0.93)     $(0.08)      $   --         $(0.08)
   2008        11.02       0.35       (0.61)      (0.26)      (0.47)       (0.25)         (0.72)
   2007        10.96       0.34        0.57        0.91       (0.38)       (0.47)         (0.85)
   2006        10.47       0.27        0.56        0.83       (0.28)       (0.06)         (0.34)
   2005        10.49       0.24        0.14        0.38       (0.28)       (0.12)         (0.40)
   2004         9.09       0.21        1.47        1.68       (0.21)       (0.07)         (0.28)


                                                                                Ratio of
                                                                                Expenses
                                                                               to Average
                                                                Ratio of Net   Net Assets
                                                  Ratio of Net   Investment    (Excluding
               Net Asset             Net Assets     Expenses       Income        Waivers    Portfolio
              Value, End   Total   End of Period   to Average    to Average     and Reim-    Turnover
               of Period  Return+  ($ Thousands)  Net Assets**   Net Assets   bursement)**     Rate
              ----------  -------  -------------  ------------  ------------  ------------  ---------
DIVERSIFIED CONSERVATIVE INCOME FUND
   CLASS A
   2008@        $10.06      (5.53)%   $37,092         0.12%         3.28%         0.34%        19%
   2008          10.75      (0.41)     44,804         0.12          3.89          0.34         20
   2007          11.35       7.21      47,155         0.12          3.76          0.35         17
   2006          11.28       5.70      56,119         0.12          3.04          0.36         41
   2005          11.07       2.62      57,892         0.12          2.40          0.41         27
   2004          11.22      12.34      56,376         0.12          2.26          0.36         23
   CLASS D
   2008@        $ 9.97      (6.02)%   $ 6,205         1.12%         2.28%         1.34%        19%
   2008          10.68      (1.40)      6,298         1.12          2.89          1.34         20
   2007          11.28       6.17       7,258         1.12          2.77          1.35         17
   2006          11.21       4.53       8,453         1.12          2.02          1.36         41
   2005          11.01       1.63      12,177         1.12          1.39          1.41         27
   2004          11.13      11.25      13,747         1.12          1.26          1.36         23
   CLASS I
   2008@        $10.03      (5.70)%   $ 3,973         0.37%         3.03%         0.59%        19%
   2008          10.73      (0.67)      4,197         0.37          3.63          0.59         20
   2007          11.33       6.96       4,739         0.37          3.51          0.60         17
   2006          11.26       5.36       4,165         0.37          2.79          0.61         41
   2005          11.06       2.41       3,660         0.37          2.16          0.66         27
   2004          11.20      12.00       3,434         0.37          1.99          0.61         23
DIVERSIFIED CONSERVATIVE FUND
   CLASS A
   2008@        $ 9.05      (9.20)%   $47,572         0.12%         3.07%         0.34%        19%
   2008          10.06      (2.28)     64,565         0.12          3.49          0.34         24
   2007          11.03       8.79      80,537         0.12          3.34          0.35         32
   2006          10.97       8.21      94,597         0.12          2.80          0.36         43
   2005          10.48       3.93      92,261         0.12          2.55          0.41         18
   2004          10.50      18.98      73,941         0.12          2.41          0.36         15
   CLASS D
   2008@        $ 9.01      (9.58)%   $ 4,432         1.12%         2.07%         1.34%        19%
   2008          10.03      (3.37)      5,099         1.12          2.50          1.34         24
   2007          11.01       7.62       6,559         1.12          2.34          1.35         32
   2006          10.96       7.15       8,942         1.12          1.80          1.36         43
   2005          10.47       2.96       9,062         1.12          1.53          1.41         18
   2004          10.46      17.85       9,124         1.12          1.41          1.36         15
   CLASS I
   2008@        $ 9.03      (9.28)%   $ 5,654         0.37%         2.82%         0.59%        19%
   2008          10.04      (2.63)      5,995         0.37          3.23          0.59         24
   2007          11.02       8.54       8,010         0.37          3.12          0.60         32
   2006          10.96       7.95       7,250         0.37          2.54          0.61         43
   2005          10.47       3.62       7,571         0.37          2.31          0.66         18
   2004          10.49      18.72       6,045         0.37          2.15          0.61         15


     38 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                        Net
                                      Realized
                                        and
                                     Unrealized
                                       Gains                             Distributions
             Net Asset                (Losses)                Dividends       from          Total
               Value,       Net         from                  from Net     Realized       Dividends,    Net Asset
             Beginning  Investment   Affiliated  Total from  Investment     Capital          and       Value, End   Total
             of Period    Income*      Funds     Operations    Income        Gains      Distributions   of Period  Return+
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ----------  -------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2008@       $10.99      $0.12      $(1.43)      $(1.31)     $(0.07)       $   --        $(0.07)       $ 9.61    (11.95)%
   2008         12.38       0.37       (0.93)       (0.56)      (0.56)        (0.27)        (0.83)        10.99     (4.94)
   2007         11.96       0.35        0.87         1.22       (0.42)        (0.38)        (0.80)        12.38     10.44
   2006         10.92       0.27        1.09         1.36       (0.27)        (0.05)        (0.32)        11.96     12.64
   2005         11.12       0.25        0.41         0.66       (0.30)        (0.56)        (0.86)        10.92      5.99
   2004          8.94       0.22        2.23         2.45       (0.21)        (0.06)        (0.27)        11.12     27.72
   CLASS D
   2008@       $10.87      $0.06      $(1.40)      $(1.34)     $(0.04)       $   --        $(0.04)       $ 9.49    (12.38)%
   2008         12.26       0.25       (0.92)       (0.67)      (0.45)        (0.27)        (0.72)        10.87     (5.90)
   2007         11.85       0.23        0.85         1.08       (0.29)        (0.38)        (0.67)        12.26      9.32
   2006         10.82       0.16        1.07         1.23       (0.15)        (0.05)        (0.20)        11.85     11.51
   2005         11.00       0.14        0.40         0.54       (0.16)        (0.56)        (0.72)        10.82      4.96
   2004          8.85       0.12        2.20         2.32       (0.11)        (0.06)        (0.17)        11.00     26.46
   CLASS I
   2008@       $10.95      $0.11      $(1.42)      $(1.31)     $(0.07)       $   --        $(0.07)       $ 9.57    (12.06)%
   2008         12.34       0.34       (0.93)       (0.59)      (0.53)        (0.27)        (0.80)        10.95     (5.19)
   2007         11.93       0.33        0.85         1.18       (0.39)        (0.38)        (0.77)        12.34     10.13
   2006         10.89       0.24        1.09         1.33       (0.24)        (0.05)        (0.29)        11.93     12.41
   2005         11.08       0.23        0.41         0.64       (0.27)        (0.56)        (0.83)        10.89      5.80
   2004          8.92       0.20        2.21         2.41       (0.19)        (0.06)        (0.25)        11.08     27.28
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2008@       $11.81      $0.12      $(1.46)      $(1.34)     $(0.08)       $   --        $(0.08)       $10.39    (11.42)%
   2008         13.64       0.37       (0.96)       (0.59)      (0.56)        (0.68)        (1.24)        11.81     (4.95)
   2007         13.29       0.34        0.94         1.28       (0.45)        (0.48)        (0.93)        13.64      9.85
   2006         12.20       0.27        1.11         1.38       (0.28)        (0.01)        (0.29)        13.29     11.41
   2005         11.91       0.25        0.35         0.60       (0.27)        (0.04)        (0.31)        12.20      5.09
   2004          9.68       0.20        2.28         2.48       (0.19)        (0.06)        (0.25)        11.91     25.88
   CLASS D
   2008@       $11.75      $0.07      $(1.46)      $(1.39)     $(0.04)       $   --        $(0.04)       $10.32    (11.83)%
   2008         13.58       0.24       (0.96)       (0.72)      (0.43)        (0.68)        (1.11)        11.75     (5.94)
   2007         13.24       0.22        0.92         1.14       (0.32)        (0.48)        (0.80)        13.58      8.70
   2006         12.16       0.15        1.09         1.24       (0.15)        (0.01)        (0.16)        13.24     10.27
   2005         11.84       0.12        0.36         0.48       (0.12)        (0.04)        (0.16)        12.16      4.08
   2004          9.63       0.10        2.26         2.36       (0.09)        (0.06)        (0.15)        11.84     24.57
   CLASS I
   2008@       $11.80      $0.11      $(1.47)      $(1.36)     $(0.07)       $   --        $(0.07)       $10.37    (11.58)%
   2008         13.63       0.34       (0.96)       (0.62)      (0.53)        (0.68)        (1.21)        11.80     (5.20)
   2007         13.29       0.32        0.92         1.24       (0.42)        (0.48)        (0.90)        13.63      9.49
   2006         12.20       0.24        1.11         1.35       (0.25)        (0.01)        (0.26)        13.29     11.14
   2005         11.90       0.22        0.35         0.57       (0.23)        (0.04)        (0.27)        12.20      4.87
   2004          9.67       0.18        2.28         2.46       (0.17)        (0.06)        (0.23)        11.90     25.61


                                                        Ratio of
                                                        Expenses
                                           Ratio of    to Average
                                              Net      Net Assets
                              Ratio of    Investment   (Excluding
               Net Assets   Net Expenses    Income       Waivers    Portfolio
             End of Period   to Average   to Average    and Reim-    Turnover
             ($ Thousands)  Net Assets**  Net Assets  bursement)**    Rate
             -------------  ------------  ----------  ------------  ---------
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
   CLASS A
   2008@        $122,709        0.12%        2.21%        0.34%        21%
   2008          140,606        0.12         2.99         0.34         25
   2007          168,886        0.12         2.86         0.34         28
   2006          178,977        0.12         2.40         0.36         58
   2005          158,229        0.12         2.24         0.41         24
   2004          176,704        0.12         2.12         0.36         36
   CLASS D
   2008@        $  3,501        1.12%        1.17%        1.34%        21%
   2008            5,325        1.12         2.09         1.34         25
   2007            4,739        1.12         1.89         1.34         28
   2006            7,674        1.12         1.38         1.36         58
   2005            8,347        1.12         1.29         1.41         24
   2004            8,829        1.12         1.18         1.36         36
   CLASS I
   2008@        $ 28,009        0.37%        1.95%        0.59%        21%
   2008           30,981        0.37         2.78         0.59         25
   2007           31,814        0.37         2.70         0.59         28
   2006           18,748        0.37         2.15         0.61         58
   2005           13,973        0.37         2.10         0.67         24
   2004            8,408        0.37         1.96         0.62         36
DIVERSIFIED MODERATE GROWTH FUND
   CLASS A
   2008@        $ 89,238        0.12%        2.13%        0.35%        16%
   2008          147,548        0.12         2.77         0.34         13
   2007          194,744        0.12         2.55         0.35         15
   2006          338,254        0.12         2.15         0.36         52
   2005          337,643        0.12         2.08         0.40         18
   2004          200,772        0.12         1.85         0.36         17
   CLASS D
   2008@        $ 10,121        1.12%        1.13%        1.35%        16%
   2008           13,301        1.12         1.78         1.34         13
   2007           17,844        1.12         1.67         1.35         15
   2006           19,586        1.12         1.15         1.36         52
   2005           18,569        1.12         1.03         1.40         18
   2004           20,780        1.12         0.87         1.36         17
   CLASS I
   2008@        $ 13,756        0.37%        1.89%        0.60%        16%
   2008           15,256        0.37         2.53         0.59         13
   2007           23,382        0.37         2.42         0.60         15
   2006           23,262        0.37         1.91         0.61         52
   2005           19,137        0.37         1.81         0.65         18
   2004           10,887        0.37         1.59         0.62         17

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

@ For the six months ended September 30, 2008 (unaudited). All ratios have been annualized.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 39

Financial Highlights

For the six months ended September 30, 2008 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period

                                        Net
                                      Realized
                                        and
                                     Unrealized
                                       Gains                             Distributions
             Net Asset      Net       (Losses)                Dividends       from          Total
               Value,   Investment      from                  from Net     Realized       Dividends,    Net Asset
             Beginning    Income     Affiliated  Total from  Investment     Capital          and       Value, End   Total
             of Period    (Loss)*      Funds     Operations    Income        Gains      Distributions   of Period  Return+
             ---------  ----------  -----------  ----------  ----------  -------------  -------------  ----------  -------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2008@       $12.51     $ 0.08      $(1.85)      $(1.77)     $(0.05)       $   --        $(0.05)       $10.69    (14.17)%
   2008         14.45       0.31       (1.23)       (0.92)      (0.61)        (0.41)        (1.02)        12.51     (7.04)
   2007         13.61       0.29        1.22         1.51       (0.39)        (0.28)        (0.67)        14.45     11.29
   2006         12.01       0.21        1.67         1.88       (0.21)        (0.07)        (0.28)        13.61     15.81
   2005         11.63       0.20        0.60         0.80       (0.22)        (0.20)        (0.42)        12.01      6.89
   2004          8.79       0.15        2.87         3.02       (0.14)        (0.04)        (0.18)        11.63     34.53
   CLASS D
   2008@       $12.42     $ 0.01      $(1.82)      $(1.81)     $(0.02)       $   --        $(0.02)       $10.59    (14.60)%
   2008         14.36       0.17       (1.23)       (1.06)      (0.47)        (0.41)        (0.88)        12.42     (8.02)
   2007         13.52       0.16        1.21         1.37       (0.25)        (0.28)        (0.53)        14.36     10.25
   2006         11.93       0.08        1.66         1.74       (0.08)        (0.07)        (0.15)        13.52     14.69
   2005         11.54       0.07        0.60         0.67       (0.08)        (0.20)        (0.28)        11.93      5.76
   2004          8.73       0.05        2.84         2.89       (0.04)        (0.04)        (0.08)        11.54     33.18
   CLASS I
   2008@       $12.49     $ 0.06      $(1.84)      $(1.78)     $(0.04)       $   --        $(0.04)       $10.67    (14.26)%
   2008         14.44       0.28       (1.24)       (0.96)      (0.58)        (0.41)        (0.99)        12.49     (7.34)
   2007         13.61       0.27        1.20         1.47       (0.36)        (0.28)        (0.64)        14.44     10.95
   2006         12.00       0.18        1.68         1.86       (0.18)        (0.07)        (0.25)        13.61     15.63
   2005         11.62       0.17        0.60         0.77       (0.19)        (0.20)        (0.39)        12.00      6.59
   2004          8.79       0.13        2.86         2.99       (0.12)        (0.04)        (0.16)        11.62     34.13
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2008@       $12.52     $ 0.02      $(2.06)      $(2.04)     $(0.02)       $   --        $(0.02)       $10.46    (16.31)%
   2008         14.40       0.20       (1.50)       (1.30)      (0.58)           --         (0.58)        12.52     (9.49)
   2007         13.11       0.18        1.41         1.59       (0.30)           --         (0.30)        14.40     12.18
   2006         11.16       0.11        1.97         2.08       (0.11)        (0.02)        (0.13)        13.11     18.75
   2005         10.52       0.11        0.69         0.80       (0.12)        (0.04)        (0.16)        11.16      7.62
   2004          7.50       0.07        3.02         3.09       (0.06)        (0.01)        (0.07)        10.52     41.32
   CLASS D
   2008@       $11.71     $(0.04)     $(1.92)      $(1.96)     $   --        $   --        $   --        $ 9.75    (16.74)%
   2008         13.52       0.06       (1.42)       (1.36)      (0.45)           --         (0.45)        11.71    (10.43)
   2007         12.36       0.05        1.31         1.36       (0.20)           --         (0.20)        13.52     11.03
   2006         10.57      (0.01)       1.86         1.85       (0.04)        (0.02)        (0.06)        12.36     17.53
   2005         10.01         --        0.66         0.66       (0.06)        (0.04)        (0.10)        10.57      6.57
   2004          7.17      (0.02)       2.88         2.86       (0.01)        (0.01)        (0.02)        10.01     39.94
   CLASS I
   2008@       $12.49     $   --      $(2.06)      $(2.06)     $(0.01)       $   --        $(0.01)       $10.42    (16.48)%
   2008         14.36       0.18       (1.51)       (1.33)      (0.54)           --         (0.54)        12.49     (9.67)
   2007         13.08       0.18        1.36         1.54       (0.26)           --         (0.26)        14.36     11.88
   2006         11.14       0.10        1.94         2.04       (0.08)        (0.02)        (0.10)        13.08     18.40
   2005         10.50       0.10        0.67         0.77       (0.09)        (0.04)        (0.13)        11.14      7.35
   2004          7.50       0.06        2.99         3.05       (0.04)        (0.01)        (0.05)        10.50     40.77


                                                        Ratio of
                                           Ratio of     Expenses
                                              Net      to Average
                                          Investment   Net Assets
                              Ratio of      Income     (Excluding
               Net Assets   Net Expenses    (Loss)       Waivers    Portfolio
             End of Period   to Average   to Average    and Reim-    Turnover
             ($ Thousands)  Net Assets**  Net Assets  bursement)**    Rate
             -------------  ------------  ----------  ------------  ---------
DIVERSIFIED GLOBAL GROWTH FUND
   CLASS A
   2008@       $127,289         0.12%        1.22%        0.34%        17%
   2008         170,825         0.12         2.14         0.34         17
   2007         213,992         0.12         2.07         0.34         23
   2006         236,477         0.12         1.64         0.36         69
   2005         206,579         0.12         1.69         0.40         16
   2004         171,034         0.12         1.45         0.36         32
   CLASS D
   2008@       $  6,716         1.12%        0.23%        1.34%        17%
   2008           8,649         1.12         1.16         1.34         17
   2007          11,161         1.12         1.13         1.34         23
   2006          14,026         1.12         0.62         1.36         69
   2005          13,309         1.12         0.63         1.40         16
   2004          17,583         1.12         0.46         1.36         32
   CLASS I
   2008@       $ 38,657         0.37%        0.96%        0.59%        17%
   2008          46,352         0.37         1.96         0.59         17
   2007          45,378         0.37         1.96         0.59         23
   2006          32,240         0.37         1.44         0.61         69
   2005          22,177         0.37         1.47         0.66         16
   2004          14,686         0.37         1.25         0.62         32
DIVERSIFIED GLOBAL STOCK FUND
   CLASS A
   2008@       $ 62,736         0.12%        0.30%        0.35%        15%
   2008          82,495         0.12         1.36         0.34         20
   2007         120,818         0.12         1.36         0.34         23
   2006         142,449         0.12         0.95         0.36         86
   2005         123,048         0.12         1.07         0.41         19
   2004         123,657         0.12         0.78         0.36         58
   CLASS D
   2008@       $  4,113         1.12%       (0.70)%       1.35%        15%
   2008           5,204         1.12         0.45         1.34         20
   2007           5,908         1.12         0.43         1.34         23
   2006           6,046         1.12        (0.10)        1.36         86
   2005           6,920         1.12         0.05         1.41         19
   2004           7,969         1.12        (0.21)        1.36         58
   CLASS I
   2008@       $ 16,522         0.37%        0.06%        0.60%        15%
   2008          17,326         0.37         1.26         0.59         20
   2007          17,836         0.37         1.37         0.59         23
   2006           9,110         0.37         0.82         0.61         86
   2005           8,445         0.37         0.96         0.66         19
   2004           3,177         0.37         0.58         0.61         58


     40 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008


                                      Net Realized
                                          and
                                       Unrealized
              Net Asset      Net         Gains                   Dividends
                Value,   Investment  (Losses) from                from Net   Distributions      Total       Net Asset
              Beginning    Income      Affiliated   Total from   Investment  from Realized  Dividends and   Value, End   Total
              of Period    (Loss)*       Funds      Operations     Income    Capital Gains  Distributions   of Period   Return+
              ---------  ----------  -------------  ----------  -----------  -------------  -------------  -----------  -------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2008@        $14.52     $ 0.03       $(1.90)       $(1.87)     $(0.03)       $   --         $(0.03)        $12.62    (12.87)%
   2008          16.76       0.18        (1.92)        (1.74)      (0.50)           --          (0.50)         14.52    (10.71)
   2007          15.52       0.15         1.36          1.51       (0.27)           --          (0.27)         16.76      9.80
   2006          13.46       0.08         2.08          2.16       (0.07)        (0.03)         (0.10)         15.52     16.10
   2005          12.91       0.10         0.62          0.72       (0.11)        (0.06)         (0.17)         13.46      5.62
   2004           9.48       0.09         3.42          3.51       (0.07)        (0.01)         (0.08)         12.91     37.24
   CLASS D
   2008@        $13.61     $(0.04)      $(1.77)       $(1.81)     $   --        $   --         $   --         $11.80    (13.30)%
   2008          15.75       0.01        (1.81)        (1.80)      (0.34)           --          (0.34)         13.61    (11.66)
   2007          14.60      (0.01)        1.29          1.28       (0.13)           --          (0.13)         15.75      8.78
   2006          12.73      (0.06)        1.96          1.90          --         (0.03)         (0.03)         14.60     14.91
   2005          12.25      (0.03)        0.59          0.56       (0.02)        (0.06)         (0.08)         12.73      4.57
   2004           9.04      (0.01)        3.23          3.22          --         (0.01)         (0.01)         12.25     35.68
   CLASS I
   2008@        $14.48     $ 0.01       $(1.89)       $(1.88)     $(0.02)       $   --         $(0.02)        $12.58    (12.97)%
   2008          16.72       0.14        (1.92)        (1.78)      (0.46)           --          (0.46)         14.48    (10.96)
   2007          15.48       0.11         1.36          1.47       (0.23)           --          (0.23)         16.72      9.56
   2006          13.44       0.05         2.07          2.12       (0.05)        (0.03)         (0.08)         15.48     15.78
   2005          12.89       0.08         0.61          0.69       (0.08)        (0.06)         (0.14)         13.44      5.35
   2004           9.48       0.06         3.41          3.47       (0.05)        (0.01)         (0.06)         12.89     36.76
DEFENSIVE STRATEGY FUND
   CLASS A
   2008@        $ 9.68     $ 0.15       $(0.24)       $(0.09)     $(0.09)       $   --         $(0.09)        $ 9.50     (0.98)%
   2008          10.90       0.45        (1.04)        (0.59)      (0.51)        (0.12)         (0.63)          9.68     (5.63)
   2007          10.58       0.48         0.36          0.84       (0.50)        (0.02)         (0.52)         10.90      8.08
   2006          10.34       0.39         0.20          0.59       (0.33)        (0.02)         (0.35)         10.58      5.81
   2005          10.29       0.29         0.06          0.35       (0.25)        (0.05)         (0.30)         10.34      3.44
   2004(1)       10.00       0.14         0.15          0.29          --            --             --          10.29      2.90
   CLASS I
   2008@        $ 9.68     $ 0.16       $(0.23)       $(0.07)     $(0.09)       $   --         $(0.09)        $ 9.52     (0.77)%(2)
   2008          10.96       0.39        (1.04)        (0.65)      (0.51)        (0.12)         (0.63)          9.68     (6.22)
   2007          10.70       0.43         0.35          0.78       (0.50)        (0.02)         (0.52)         10.96      7.42
   2006          10.46       0.37##       0.22          0.59       (0.33)        (0.02)         (0.35)         10.70      5.74
   2005          10.30       0.38         0.08          0.46       (0.25)        (0.05)         (0.30)         10.46      4.51(2)
   2004(1)       10.00       0.16         0.14          0.30          --            --             --          10.30      3.00(2)

                                                           Ratio of
                                                           Expenses
                                           Ratio of Net   to Average
                                            Investment    Net Assets
                Net Assets   Ratio of Net     Income      (Excluding
                  End of       Expenses       (Loss)        Waivers    Portfolio
                  Period      to Average    to Average     and Reim-    Turnover
              ($ Thousands)  Net Assets**   Net Assets   bursement)**     Rate
              -------------  ------------  ------------  ------------  ---------
DIVERSIFIED U.S. STOCK FUND
   CLASS A
   2008@         $ 42,075        0.12%        0.43%          0.34%          7%
   2008            53,598        0.12         1.09           0.34          11
   2007            74,105        0.12         0.92           0.34          15
   2006            89,770        0.12         0.57           0.37         101
   2005            89,902        0.12         0.79           0.41          11
   2004           100,571        0.12         0.79           0.36          27
   CLASS D
   2008@         $  4,778        1.12%       (0.58)%         1.34%          7%
   2008             6,311        1.12         0.08           1.34          11
   2007            11,205        1.12        (0.10)          1.34          15
   2006            13,190        1.12        (0.43)          1.37         101
   2005            12,676        1.12        (0.21)          1.41          11
   2004            15,562        1.12        (0.11)          1.36          27
   CLASS I
   2008@         $  4,091        0.37%        0.19%          0.59%          7%
   2008             4,688        0.37         0.85           0.59          11
   2007             5,775        0.37         0.69           0.59          15
   2006             5,936        0.37         0.35           0.62         101
   2005             4,323        0.37         0.58           0.66          11
   2004             2,251        0.37         0.51           0.61          27
DEFENSIVE STRATEGY FUND
   CLASS A
   2008@         $ 47,557        0.10%        3.09%          0.35%         17%
   2008            51,283        0.10         4.25           0.34          40
   2007           109,333        0.10         4.48           0.34          94
   2006            99,511        0.10         3.69           0.35          46
   2005            26,587        0.10         2.78           0.49          52
   2004(1)          2,500        0.10         3.78           4.04           1
   CLASS I
   2008@         $     --        0.10%++      3.27%          0.35%         17%
   2008                --        0.10++       3.68           0.34          40
   2007                --        0.10++       3.96           0.34          94
   2006                --        0.10++       3.69           0.35          46
   2005                --        0.10++       2.78           0.49          52
   2004(1)             --        0.10++       3.78           4.04           1

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

@ For the six months ended September 30, 2008 (unaudited). All ratios have been annualized.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

## The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 41

Financial Highlights

For the six months ended September 30, 2008 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period


                                          Net
                                       Realized
                                         and
                                      Unrealized
                                        Gains                             Distributions
               Net Asset               (Losses)                Dividends      from
                 Value,       Net        from                  from Net     Realized      Return
               Beginning  Investment  Affiliated  Total from  Investment     Capital        of
               of Period    Income*     Funds     Operations    Income        Gains      Capital
               ---------  ----------  ----------  ----------  ----------  ------------   -------
DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2008@         $11.48    $ 0.23       $(0.78)    $(0.55)     $(0.12)       $   --      $    --
   2008           13.55      0.51        (1.48)     (0.97)      (0.72)        (0.38)          --
   2007           12.68      0.51         1.19       1.70       (0.63)        (0.20)          --
   2006(6)        11.48      0.40         1.31       1.71       (0.36)        (0.15)          --
   2005(4)        40.84      0.88         0.16       1.04       (0.80)        (0.16)      (29.44)(2)
   2004(1)(4)     40.00      0.80         0.04       0.84          --            --           --
CONSERVATIVE STRATEGY FUND
   CLASS A
   2008@         $10.30    $ 0.16       $(0.57)     $(0.41)     $(0.09)      $   --      $    --
   2008           11.68      0.44        (1.19)      (0.75)      (0.54)       (0.09)          --
   2007           11.13      0.45         0.63        1.08       (0.51)       (0.02)          --
   2006           10.61      0.38         0.53        0.91       (0.34)       (0.05)          --
   2005           10.43      0.31         0.22        0.53       (0.28)       (0.07)          --
   2004(1)        10.00      0.13         0.30        0.43          --           --           --
   CLASS I
   2008@         $10.44    $ 0.15       $(0.57)     $(0.42)     $(0.09)      $   --      $    --
   2008           11.83      0.43        (1.22)      (0.79)      (0.51)       (0.09)          --
   2007           11.29      0.53         0.52        1.05       (0.49)       (0.02)          --
   2006           10.75      0.39##       0.54        0.93       (0.34)       (0.05)          --
   2005           10.46      0.37         0.27        0.64       (0.28)       (0.07)          --
   2004(1)        10.00      0.16         0.30        0.46          --           --           --
CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2008@         $10.50    $ 0.18       $(0.68)     $(0.50)     $(0.11)      $   --      $    --
   2008           12.20      0.41        (1.34)      (0.93)      (0.61)       (0.16)          --
   2007           11.30      0.40         1.18        1.58       (0.52)       (0.16)          --
   2006(7)        10.18      0.32         1.30        1.62       (0.32)       (0.18)          --
   2005(5)        20.90      0.52         0.48        1.00       (0.50)       (0.14)      (11.08)(2)
   2004(1)(5)     20.00      0.24         0.66        0.90          --           --           --
MODERATE STRATEGY FUND
   CLASS A
   2008@         $11.05    $ 0.16       $(0.75)     $(0.59)     $(0.10)      $   --      $    --
   2008           12.43      0.44        (1.16)      (0.72)      (0.55)       (0.11)          --
   2007           11.82      0.43         0.78        1.21       (0.47)       (0.13)          --
   2006           11.03      0.37         0.82        1.19       (0.34)       (0.06)          --
   2005           10.69      0.34         0.33        0.67       (0.28)       (0.05)          --
   2004(1)        10.00      0.14         0.55        0.69          --           --           --
   CLASS I
   2008@         $11.28    $ 0.15       $(0.77)     $(0.62)     $(0.09)      $   --      $    --
   2008           12.67      0.45        (1.21)      (0.76)      (0.52)       (0.11)          --
   2007           12.05      0.48         0.72        1.20       (0.45)       (0.13)          --
   2006           11.18      0.42##       0.85        1.27       (0.34)       (0.06)          --
   2005           10.73      0.42         0.36        0.78       (0.28)       (0.05)          --
   2004(1)        10.00      0.15         0.58        0.73          --           --           --
MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2008@         $13.65    $ 0.14       $(1.18)     $(1.04)     $(0.08)      $   --      $    --
   2008           15.41      0.37        (1.33)      (0.96)      (0.63)       (0.17)          --
   2007           14.03      0.35         1.53        1.88       (0.47)       (0.03)          --
   2006(7)        12.54      0.28         1.58        1.86       (0.27)       (0.10)          --
   2005(5)        21.16      0.52         0.58        1.10       (0.46)       (0.14)       (9.12)(2)
   2004(1)(5)     20.00      0.30         0.86        1.16          --           --           --

                                                                                         Ratio of
                                                                                         Expenses
                                                                              Ratio         to
                                                                   Ratio     of Net       Average
                                                       Net        of Net   Investment       Net
                              Net Asset               Assets     Expenses    Income       Assets
                   Total        Value,                 End          to         to       (Excluding
                 Dividends       End                    of        Average    Average      Waivers    Portfolio
                    and          of       Total       Period        Net        Net       and Reim-   Turnover
               Distributions   Period    Return+  ($ Thousands)  Assets**    Assets    bursement)**    Rate
               -------------  ---------  -------  -------------  --------  ----------  ------------  ---------
DEFENSIVE STRATEGY ALLOCATION FUND
   CLASS A
   2008@          $ (0.12)      $10.81   (4.80)%     $ 16,542     0.10%       3.96%        0.34%         23%
   2008             (1.10)       11.48   (7.61)        17,127     0.10        3.95         0.34          37
   2007             (0.83)       13.55   13.85         20,856     0.10        3.90         0.33          34
   2006(6)          (0.51)       12.68   15.10         20,027     0.10        3.74         0.36          49
   2005(4)         (30.40)       11.48    3.09          4,608     0.10        2.14         0.59         212
   2004(1)(4)          --        40.84    2.10          1,249     0.10        5.38         8.27           5
CONSERVATIVE STRATEGY FUND
   CLASS A
   2008@          $ (0.09)      $ 9.80   (3.97)%     $133,320     0.10%       3.09%        0.34%         17%
   2008             (0.63)       10.30   (6.73)       129,724     0.10        3.90         0.34          66
   2007             (0.53)       11.68    9.88        146,872     0.10        3.98         0.35         103
   2006             (0.39)       11.13    8.72        110,248     0.10        3.48         0.35          15
   2005             (0.35)       10.61    5.12         47,268     0.10        2.97         0.46          49
   2004(1)             --        10.43    4.30          3,092     0.10        3.44         2.69           4
   CLASS I
   2008@          $ (0.09)      $ 9.93   (4.09)%     $  1,301     0.35%       2.83%        0.59%         17%
   2008             (0.60)       10.44   (6.95)         1,484     0.35        3.83         0.59          66
   2007             (0.51)       11.83    9.49            518     0.35        4.47         0.59         103
   2006             (0.39)       11.29    8.79(3)          --     0.10++      3.48         0.35          15
   2005             (0.35)       10.75    6.17(3)          --     0.10++      2.97         0.46          49
   2004(1)             --        10.46    4.60(3)          --     0.10++      3.44         2.69           4
CONSERVATIVE STRATEGY ALLOCATION FUND
   CLASS A
   2008@          $ (0.11)      $ 9.89   (4.83)%     $ 35,519     0.10%       3.36%        0.34%         19%
   2008             (0.77)       10.50   (7.98)        41,902     0.10        3.53         0.34          37
   2007             (0.68)       12.20   14.27         47,553     0.10        3.42         0.34          25
   2006(7)          (0.50)       11.30   16.29         37,197     0.10        3.22         0.37          28
   2005(5)         (11.72)       10.18    5.18         25,443     0.10        2.48         0.45         167
   2004(1)(5)          --        20.90    4.50          3,090     0.10        3.03         2.27          --
MODERATE STRATEGY FUND
   CLASS A
   2008@          $ (0.10)      $10.36   (5.37)%     $404,134     0.10%       2.89%        0.34%         12%
   2008             (0.66)       11.05   (6.15)       477,612     0.10        3.64         0.34          31
   2007             (0.60)       12.43   10.49        529,251     0.10        3.54         0.34          49
   2006             (0.40)       11.82   10.89        342,663     0.10        3.22         0.35           6
   2005             (0.33)       11.03    6.32        163,817     0.10        3.06         0.41          27
   2004(1)             --        10.69    6.90          9,400     0.10        3.54         1.64           4
   CLASS I
   2008@          $ (0.09)      $10.57   (5.51)%     $  1,062     0.35%       2.61%        0.59%         12%
   2008             (0.63)       11.28   (6.32)         1,411     0.35        3.69         0.59          31
   2007             (0.58)       12.67   10.22            691     0.35        3.82         0.59          49
   2006             (0.40)       12.05   11.46(3)          --     0.10++      3.22         0.35           6
   2005             (0.33)       11.18    7.34(3)          --     0.10++      3.06         0.41          27
   2004(1)             --        10.73    7.30(3)          --     0.10++      3.54         1.64           4
MODERATE STRATEGY ALLOCATION FUND
   CLASS A
   2008@          $ (0.08)      $12.53   (7.62)%     $ 97,248     0.10%       1.97%        0.34%         15%
   2008             (0.80)       13.65   (6.65)       120,365     0.10        2.45         0.34          16
   2007             (0.50)       15.41   13.56        128,135     0.10        2.44         0.34          12
   2006(7)          (0.37)       14.03   14.98         91,539     0.10        2.26         0.36          12
   2005(5)          (9.72)       12.54    5.61         40,281     0.10        2.39         0.43         137
   2004(1)(5)          --        21.16    5.80          2,118     0.10        3.94         4.71           1


    42 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008


                                         Net
                                       Realized
                                         and
                                      Unrealized
                                        Gains                             Distributions
               Net Asset               (Losses)                Dividends      from           Total
                 Value,       Net        from                  from Net     Realized       Dividends
               Beginning  Investment  Affiliated  Total from  Investment     Capital          and
               of Period    Income*     Funds     Operations    Income        Gains      Distributions
               ---------  ----------  ----------  ----------  ----------  ------------   -------------
AGGRESSIVE STRATEGY FUND
   CLASS A
   2008@         $12.09     $ 0.09      $(1.81)     $(1.72)     $(0.06)      $   --          $(0.06)
   2008           13.96       0.34       (1.35)      (1.01)      (0.64)       (0.22)          (0.86)
   2007           13.18       0.36        1.16        1.52       (0.41)       (0.33)          (0.74)
   2006           11.45       0.28        1.75        2.03       (0.24)       (0.06)          (0.30)
   2005           10.89       0.30        0.56        0.86       (0.24)       (0.06)          (0.30)
   2004(1)        10.00       0.09        0.80        0.89          --           --              --
   CLASS I
   2008@         $11.87     $ 0.07      $(1.76)     $(1.69)     $(0.06)      $   --          $(0.06)
   2008           13.73       0.33       (1.36)      (1.03)      (0.61)       (0.22)          (0.83)
   2007           12.99       0.37        1.09        1.46       (0.39)       (0.33)          (0.72)
   2006           11.36       0.18##      1.75        1.93       (0.24)       (0.06)          (0.30)
   2005           10.87       0.17        0.62        0.79       (0.24)       (0.06)          (0.30)
   2004(1)        10.00       0.18        0.69        0.87          --           --              --
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2008@         $12.85     $ 0.07      $(1.81)     $(1.74)     $(0.05)      $   --          $(0.05)
   2008           14.29       0.27       (1.06)      (0.79)      (0.42)       (0.23)          (0.65)
   2007           13.26       0.26        1.15        1.41       (0.30)       (0.08)          (0.38)
   2006           11.54       0.21        1.78        1.99       (0.19)       (0.08)          (0.27)
   2005           10.89       0.24        0.62        0.86       (0.19)       (0.02)          (0.21)
   2004(1)        10.00       0.06        0.83        0.89          --           --              --
CORE MARKET STRATEGY FUND
   CLASS A
   2008@         $10.73     $ 0.17      $(1.18)     $(1.01)     $(0.10)      $   --          $(0.10)
   2008           11.72       0.43       (0.70)      (0.27)      (0.55)       (0.17)          (0.72)
   2007           11.37       0.42        0.62        1.04       (0.45)       (0.24)          (0.69)
   2006           10.73       0.35        0.67        1.02       (0.32)       (0.06)          (0.38)
   2005           10.60       0.33        0.16        0.49       (0.28)       (0.08)          (0.36)
   2004(1)        10.00       0.11        0.49        0.60          --           --              --
   CLASS I
   2008@         $11.00     $ 0.17      $(1.20)     $(1.03)     $(0.10)      $   --          $(0.10)
   2008           12.01       0.43       (0.73)      (0.30)      (0.54)       (0.17)          (0.71)
   2007           11.63       0.46        0.61        1.07       (0.45)       (0.24)          (0.69)
   2006           10.88       0.43##      0.70        1.13       (0.32)       (0.06)          (0.38)
   2005           10.62       0.43        0.19        0.62       (0.28)       (0.08)          (0.36)
   2004(1)        10.00       0.16        0.46        0.62          --           --              --

                                                                             Ratio of
                                                                             Expenses
                                                                  Ratio         to
                                                       Ratio     of Net       Average
                                           Net        of Net   Investment       Net
               Net Asset                  Assets     Expenses    Income       Assets
                Value,                     End          to         to       (Excluding
                  End                       of        Average    Average      Waivers    Portfolio
                  of       Total          Period        Net        Net       and Reim-   Turnover
                Period    Return+     ($ Thousands)  Assets**    Assets    bursement)**    Rate
               ---------  -------     -------------  --------  ----------  ------------  ---------
AGGRESSIVE STRATEGY FUND
   CLASS A
   2008@         $10.31   (14.26)%       $358,099     0.10%       1.48%        0.34%        19%
   2008           12.09    (7.83)         410,235     0.10        2.46         0.34         18
   2007           13.96    11.74          404,880     0.10        2.68         0.34         14
   2006           13.18    17.90          192,654     0.10        2.27         0.35         60
   2005           11.45     7.87           73,500     0.10        2.66         0.43         13
   2004(1)        10.89     8.90            6,721     0.10        2.18         2.24          2
   CLASS I
   2008@         $10.12   (14.33)%       $  3,687     0.35%       1.19%        0.59%        19%
   2008           11.87    (8.10)           5,130     0.35        2.42         0.59         18
   2007           13.73    11.47            3,777     0.35        2.74         0.59         14
   2006           12.99    17.16               --     0.10++      2.27         0.35         60
   2005           11.36     7.24               --     0.10++      2.66         0.43         13
   2004(1)        10.87     8.70               --     0.10++      2.18         2.24          2
TAX-MANAGED AGGRESSIVE STRATEGY FUND
   CLASS A
   2008@         $11.06   (13.57)%       $ 68,143     0.10%       1.04%        0.35%        11%
   2008           12.85    (6.05)          89,007     0.10        1.85         0.34         28
   2007           14.29    10.76          101,161     0.10        1.95         0.34         12
   2006           13.26    17.35           66,660     0.10        1.69         0.35         12
   2005           11.54     7.90           34,131     0.10        2.11         0.50         18
   2004(1)        10.89     8.90            2,664     0.10        1.39         2.16         44
CORE MARKET STRATEGY FUND
   CLASS A
   2008@         $ 9.62    (9.45)%       $ 82,285     0.10%       3.24%        0.34%        21%
   2008           10.73    (2.61)         106,247     0.10        3.72         0.34         22
   2007           11.72     9.35           99,465     0.10        3.62         0.34         37
   2006           11.37     9.68           84,048     0.10        3.18         0.35         42
   2005           10.73     4.66           40,602     0.10        3.09         0.46         55
   2004(1)        10.60     6.00            5,867     0.10        2.87         2.54          6
   CLASS I
   2008@         $ 9.87    (9.40)%(3)    $     --     0.10%++     3.15%        0.34%        21%
   2008           11.00    (2.78)              --     0.10++      3.60         0.34         22
   2007           12.01     9.40(3)            --     0.10++      3.94         0.34         37
   2006           11.63    10.57(3)            --     0.10++      3.18         0.35         42
   2005           10.88     5.89(3)            --     0.10++      3.09         0.46         55
   2004(1)        10.62     6.20(3)            --     0.10++      2.87         2.54          6

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)  For more information see footnote 7 in the notes to financial statements.

(3) Class I shares have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 4 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.

@ For the six months ended September 30, 2008 (unaudited). All ratios have been annualized.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

## The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 43

Financial Highlights

For the six months ended September 30, 2008 (Unaudited) and the periods ended March 31,

For a Share Outstanding Throughout each Period


                                         Net
                                       Realized
                                         and
                                      Unrealized
                                        Gains                             Distributions
               Net Asset               (Losses)                Dividends      from
                 Value,       Net        from                  from Net     Realized      Return
               Beginning  Investment  Affiliated  Total from  Investment     Capital        of
               of Period    Income*     Funds     Operations    Income        Gains      Capital
               ---------  ----------  ----------  ----------  ----------  -------------  -------
CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2008@         $12.12     $0.06       $(1.70)     $(1.64)      $(0.05)     $   --      $    --
   2008           13.61      0.25        (0.99)      (0.74)       (0.39)      (0.36)          --
   2007           12.92      0.25         1.12        1.37        (0.30)      (0.38)          --
   2006(6)        11.32      0.19         1.74        1.93        (0.17)      (0.16)          --
   2005(4)        21.08      0.56         0.46        1.02        (0.42)      (0.10)      (10.26)(2)
   2004(1)(4)     20.00      1.80        (0.72)       1.08           --          --           --
MARKET GROWTH STRATEGY FUND
   CLASS A
   2008@         $11.30     $0.13       $(1.46)     $(1.33)      $(0.08)     $   --      $    --
   2008           12.71      0.39        (1.03)      (0.64)       (0.59)      (0.18)          --
   2007           12.18      0.39         0.86        1.25        (0.43)      (0.29)          --
   2006           11.02      0.32         1.17        1.49        (0.28)      (0.05)          --
   2005           10.63      0.33         0.36        0.69        (0.25)      (0.05)          --
   2004(1)        10.00      0.08         0.55        0.63           --          --           --
   CLASS I
   2008@         $11.18     $0.12       $(1.45)     $(1.33)      $(0.07)     $   --      $    --
   2008           12.59      0.38        (1.05)      (0.67)       (0.56)      (0.18)          --
   2007           12.04      0.41         0.84        1.25        (0.41)      (0.29)          --
   2006           10.84      0.36##       1.17        1.53        (0.28)      (0.05)          --
   2005           10.58      0.15         0.41        0.56        (0.25)      (0.05)          --
   2004(1)        10.00      0.17         0.41        0.58           --          --           --
MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2008@         $14.33     $0.07       $(2.01)     $(1.94)      $(0.06)     $   --      $    --
   2008           15.95      0.30        (1.20)      (0.90)       (0.46)      (0.26)          --
   2007           14.82      0.29         1.28        1.57        (0.34)      (0.10)          --
   2006(7)        12.89      0.24         1.94        2.18        (0.22)      (0.03)          --
   2005(5)        15.99      0.36         0.62        0.98        (0.35)      (0.16)       (3.57)(2)
   2004(1)(5)     15.00      0.09         0.90        0.99           --          --           --

                                                                                          Ratio of
                                                                                          Expenses
                                                                               Ratio         to
                                                                    Ratio     of Net       Average
                                                        Net        of Net   Investment       Net
                              Net Asset                Assets     Expenses    Income       Assets
                   Total       Value,                   End          to         to       (Excluding
                 Dividends       End                     of        Average    Average      Waivers    Portfolio
                    and          of       Total        Period        Net        Net       and Reim-   Turnover
               Distributions   Period    Return+   ($ Thousands)  Assets**    Assets    bursement)**    Rate
               -------------  ---------  -------   -------------  --------  ----------  ------------  ---------
CORE MARKET STRATEGY ALLOCATION FUND
   CLASS A
   2008@          $ (0.05)      $10.43   (13.58)%     $ 17,689     0.10%       1.04%        0.34%         24%
   2008             (0.75)       12.12    (6.01)        21,396     0.10        1.83         0.34          24
   2007             (0.68)       13.61    10.74         25,915     0.10        1.92         0.34          21
   2006(6)          (0.33)       12.92    17.29         20,456     0.10        1.67         0.36          34
   2005(4)         (10.78)       11.32     5.53         13,474     0.10        2.61         0.57         159
   2004(1)(4)          --        21.08     5.40            382     0.10       23.19        64.00          --
MARKET GROWTH STRATEGY FUND
   CLASS A
   2008@          $ (0.08)      $ 9.89   (11.81)%     $597,860     0.10%       2.39%        0.34%         18%
   2008             (0.77)       11.30    (5.43)       717,739     0.10        3.11         0.34          18
   2007             (0.72)       12.71    10.50        726,306     0.10        3.15         0.34          14
   2006             (0.33)       12.18    13.72        466,959     0.10        2.74         0.35          44
   2005             (0.30)       11.02     6.50        208,538     0.10        2.98         0.40           8
   2004(1)             --        10.63     6.30         11,707     0.10        2.02         1.55          13
   CLASS I
   2008@          $ (0.07)      $ 9.78   (11.92)%     $  4,562     0.35%       2.10%        0.59%         18%
   2008             (0.74)       11.18    (5.70)         7,033     0.35        3.09         0.59          18
   2007             (0.70)       12.59    10.66(3)       4,650     0.35        3.23         0.59          14
   2006             (0.33)       12.04    14.32(3)          --     0.10++      2.74         0.35          44
   2005             (0.30)       10.84     5.29             --     0.10++      2.98         0.40           8
   2004(1)             --        10.58     5.80             --     0.10++      2.02         1.55          13
MARKET GROWTH STRATEGY ALLOCATION FUND
   CLASS A
   2008@          $ (0.06)      $12.33   (13.59)%     $132,386     0.10%       1.03%        0.34%         11%
   2008             (0.72)       14.33    (6.10)       166,544     0.10        1.85         0.34          21
   2007             (0.44)       15.95    10.69        185,677     0.10        1.91         0.34          10
   2006(7)          (0.25)       14.82    17.02        127,791     0.10        1.77         0.36           8
   2005(5)          (4.08)       12.89     6.42         55,765     0.10        2.25         0.43          71
   2004(1)(5)          --        15.99     6.60         11,608     0.10        1.48         0.87           1

(1) Commenced operations November 14, 2003. All ratios have been annualized. Total return has not been annualized.

(2)  For more information see footnote 7 in the notes to financial statements.

(3) Class I have not been marketed and have a limited number of shares outstanding. The total return in Class I exceeds Class A due to rounding.

(4) Per share amounts have been restated for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(5) Per share amounts have been restated for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Notes 8 and 11 in the Notes to the Financial Statements.

(6) Per share amounts have been adjusted for a 1 for 2 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

(7) Per share amounts have been adjusted for a 2 for 3 reverse stock split paid to shareholders of record on May 6, 2005. For more information see Note 8 in the Notes to the Financial Statements.

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

++ Excludes a 0.25% Administrative Servicing Fee which currently is not being charged due to the immaterial amount.

@ For the six months ended September 30, 2008 (unaudited). All ratios have been annualized.

*    Per share calculations were performed using average shares.

** The expense ratios do not include expenses of the underlying affiliated investment companies.

## The per share amounts for net investment income (loss) between classes does not accord with the ratios of net investment income (loss) between classes due to the size of Class I relative to the other classes.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     44 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Notes to Financial Statements (Unaudited)

September 30, 2008

1. ORGANIZATION

SEI Asset Allocation Trust (the "Trust") is organized as a Massachusetts Business Trust under a Declaration of Trust dated November 20, 1995. The Trust is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment company with nineteen diversified Funds: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund, Diversified U.S. Stock Fund, Defensive Strategy Fund, Defensive Strategy Allocation Fund, Conservative Strategy Fund, Conservative Strategy Allocation Fund, Moderate Strategy Fund, Moderate Strategy Allocation Fund, Aggressive Strategy Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Fund, Core Market Strategy Allocation Fund, Market Growth Strategy Fund and Market Growth Strategy Allocation Fund (each a "Fund," collectively the "Funds"). Each Fund is a "fund of funds" and offers shareholders the opportunity to invest in certain underlying affiliated investment companies, which are separately-managed series of the following investment companies: SEI Daily Income Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, and SEI Liquid Asset Trust. The Declaration of Trust permits the Trust to offer separate classes of shares in each Fund, as follows: Diversified Conservative Income Fund, Diversified Conservative Fund, Diversified Global Moderate Growth Fund, Diversified Moderate Growth Fund, Diversified Global Growth Fund, Diversified Global Stock Fund and Diversified U.S. Stock Fund offer Class A Shares, Class D Shares, and Class I Shares; Defensive Strategy Fund, Conservative Strategy Fund, Moderate Strategy Fund, Aggressive Strategy Fund, Core Market Strategy Fund and Market Growth Strategy Fund offer Class A and Class I Shares (formerly Class D Shares); Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Tax-Managed Aggressive Strategy Fund, Core Market Strategy Allocation Fund, and Market Growth Strategy Allocation Fund offer Class A Shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Trust's prospectus provides a description of each Fund's investment objective, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets at the date of the financial statements, and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- The assets of each Fund consist primarily of the investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with Board-approved pricing procedures.

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of the observable market data and minimize the use of unobservable inputs and to establish classification of the fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the six months ended September 30, 2008 maximized the use of observable inputs and minimized the use of unobservable inputs.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 45

September 30, 2008

The following is a summary of the inputs used as of September 30, 2008 in valuing the Funds' investments carried at value:

Investments in Securities      Level 1   Level 2   Level 3     Total
-------------------------     --------   -------   -------   --------
Diversified Conservative
   Income Fund                $ 47,231     $--       $--     $ 47,231
Diversified Conservative
   Fund                         57,990      --        --       57,990
Diversified Global Moderate
   Growth Fund                 153,797      --        --      153,797
Diversified Moderate
   Growth Fund                 120,337      --        --      120,337
Diversified Global
   Growth Fund                 173,645      --        --      173,645
Diversified Global
   Stock Fund                   83,775      --        --       83,775
Diversified US Stock Fund       50,940      --        --       50,940
Defensive Strategy Fund         47,683      --        --       47,683
Defensive Strategy
   Allocation Fund              16,579      --        --       16,579
Conservative Strategy Fund     135,750      --        --      135,750
Conservative Strategy
   Allocation Fund              35,479      --        --       35,479
Moderate Strategy Fund         406,015      --        --      406,015
Moderate Strategy
   Allocation Fund              97,718      --        --       97,718
Aggressive Strategy Fund       363,495      --        --      363,495
Tax-Managed Aggressive
   Strategy Fund                68,122      --        --       68,122
Core Market Strategy Fund       82,938      --        --       82,938
Core Market Strategy
   Allocation Fund              18,058      --        --       18,058
Market Growth
   Strategy Fund               603,268      --        --      603,268
Market Growth Strategy
   Allocation Fund             132,211      --        --      132,211

SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on trade date. Dividend income received from the affiliated funds is recognized on the ex-dividend date and is recorded as income distributions in the Statement of Operations. Capital gain distributions received from the affiliated funds are recognized on ex-dividend date and are recorded on the Statement of Operations as such. Costs used in determining realized gains and losses on the sales of investment securities are on the basis of specific identification.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non-class-specific expenses are allocated to the respective classes on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are allocated to the Funds on the basis of relative daily net assets. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the underlying funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders which are determined in accordance with Federal tax regulations are recorded on the ex-dividend date. Distributions from net investment income are declared and paid to shareholders periodically for each Fund. Any net realized capital gain for each Fund is distributed to shareholders at least annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") provides the Trust with administrative and transfer agency services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.20% of the average daily net assets of each Fund. The Administrator has voluntarily agreed to waive all or a portion of its fees and to reimburse the Funds so that the total annual expenses of each Fund will not exceed the expense limitations adopted by the Administrator. These waivers and reimbursements may be terminated by the Administrator at any time at its sole discretion. The following are the voluntary expense limitations:

                                   Class A   Class D   Class I
                                   -------   -------   -------
Diversified Conservative
   Income Fund                      0.12%     1.12%     0.37%
Diversified Conservative Fund       0.12%     1.12%     0.37%
Diversified Global Moderate
   Growth Fund                      0.12%     1.12%     0.37%
Diversified Moderate Growth Fund    0.12%     1.12%     0.37%
Diversified Global Growth Fund      0.12%     1.12%     0.37%
Diversified Global Stock Fund       0.12%     1.12%     0.37%
Diversified U.S. Stock Fund         0.12%     1.12%     0.37%
Defensive Strategy Fund             0.10%       --      0.35%*
Defensive Strategy
   Allocation Fund                  0.10%       --        --
Conservative Strategy Fund          0.10%       --      0.35%
Conservative Strategy
   Allocation Fund                  0.10%       --        --
Moderate Strategy Fund              0.10%       --      0.35%
Moderate Strategy
   Allocation Fund                  0.10%       --        --
Aggressive Strategy Fund            0.10%       --      0.35%
Tax-Managed Aggressive
   Strategy Fund                    0.10%       --        --
Core Market Strategy Fund           0.10%       --      0.35%*
Core Market Strategy
   Allocation Fund                  0.10%       --        --
Market Growth Strategy Fund         0.10%       --      0.35%
Market Growth Strategy
   Allocation Fund                  0.10%       --        --

* Includes a 0.25% Administrative Servicing Fee which currently is not being charged to the Class due to the immaterial amount.


     46 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

DISTRIBUTION, ADMINISTRATIVE SERVICING AND SHAREHOLDER SERVICING AGREEMENTS -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

                                          Shareholder   Administrative
                                           Servicing       Servicing     Distribution
                                              Fees           Fees            Fees*
                                          -----------   --------------   ------------
Diversified Conservative Income Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Conservative Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Moderate Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Growth Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified Global Stock Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Diversified U.S. Stock Fund
   Class D                                   0.25%             --            0.75%
   Class I                                     --            0.25%             --
Defensive Strategy Fund
   Class I                                     --            0.25%**           --
Conservative Strategy Fund
   Class I                                     --            0.25%             --
Moderate Strategy Fund
   Class I                                     --            0.25%             --
Aggressive Strategy Fund
   Class I                                     --            0.25%             --
Core Market Strategy Fund
   Class I                                     --            0.25%**           --
Market Growth Strategy Fund
   Class I                                     --            0.25%             --

* These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

** This fee is not currently being charged to the Class due to the immaterial amount.

The Distributor may voluntarily waive all or a portion of the shareholder servicing fees for Class D of each fund. Such waivers are voluntary and may be discontinued at any time. There were no waivers by the Distributor during the six months ended September 30, 2008.

Certain officers and Trustees of the Trust are also officers and/or Directors of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to each Fund. In connection with serving as investment adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.10% of each Fund's average daily net assets.

The Administrator, Distributor, and Adviser for the Trust serve in the same capacity for the underlying affiliated investment companies.

SIMC is the sole shareholder of Class I Shares of Defensive Strategy Fund and Core Market Strategy Fund.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2008 and the year ended March 31, 2008

                                    DIVERSIFIED
                                   CONSERVATIVE         DIVERSIFIED     DIVERSIFIED GLOBAL      DIVERSIFIED
                                      INCOME           CONSERVATIVE       MODERATE GROWTH     MODERATE GROWTH
                                       FUND                FUND                FUND                FUND
                                ------------------  ------------------  ------------------  ------------------
                                4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-
                                 9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08
                                --------  --------  --------  --------  --------  --------  --------  --------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                427        959       561     2,073     1,538     3,512       753     2,602
      Shares Issued in Lieu
         of Cash Distributions      38        212        51       447        90       911        74     1,277
      Shares Redeemed             (944)    (1,160)   (1,777)   (3,398)   (1,659)   (5,270)   (4,734)   (5,659)
                                  ----     ------    ------    ------    ------    ------    ------    ------
   Total Class A Transactions     (479)        11    (1,165)     (878)      (31)     (847)   (3,907)   (1,780)
                                  ----     ------    ------    ------    ------    ------    ------    ------
   CLASS D:
      Shares Issued                 83         71        41       108        26       163        65       192
      Shares Issued in Lieu
         of Cash Distributions       4         24         3        30         1        26         4        96
      Shares Redeemed              (54)      (149)      (60)     (226)     (148)      (86)     (220)     (470)
                                  ----     ------    ------    ------    ------    ------    ------    ------
   Total Class D Transactions       33        (54)      (16)      (88)     (121)      103      (151)     (182)
                                  ----     ------    ------    ------    ------    ------    ------    ------
   CLASS I:
      Shares Issued                 99        152       119       575       330     1,403       247       502
      Shares Issued in Lieu
         of Cash Distributions       3         19         5        43        17       186         8       149
      Shares Redeemed              (97)      (198)      (95)     (748)     (251)   (1,337)     (222)   (1,073)
                                  ----     ------    ------    ------    ------    ------    ------    ------
   Total Class I Transactions        5        (27)       29      (130)       96       252        33      (422)
                                  ----     ------    ------    ------    ------    ------    ------    ------
   Decrease in Capital Shares     (441)       (70)   (1,152)   (1,096)      (56)     (492)   (4,025)   (2,384)
                                  ----     ------    ------    ------    ------    ------    ------    ------

                                    DIVERSIFIED         DIVERSIFIED         DIVERSIFIED
                                   GLOBAL GROWTH       GLOBAL STOCK         U.S. STOCK
                                       FUND                FUND                FUND
                                ------------------  ------------------  ------------------
                                4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-
                                 9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08
                                --------  --------  --------  --------  --------  --------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued               1,388     2,962       706     1,711      242        615
      Shares Issued in Lieu
         of Cash Distributions       56     1,001        11       294        8        111
      Shares Redeemed            (3,189)   (5,112)   (1,305)   (3,810)    (607)    (1,456)
                                 ------    ------    ------    ------     ----     ------
   Total Class A Transactions    (1,745)   (1,149)     (588)   (1,805)    (357)      (730)
                                 ------    ------    ------    ------     ----     ------
   CLASS D:
      Shares Issued                  56       110        54       121       29         75
      Shares Issued in Lieu
         of Cash Distributions        1        43        --        14       --         10
      Shares Redeemed              (120)     (233)      (76)     (128)     (88)      (333)
                                 ------    ------    ------    ------     ----     ------
   Total Class D Transactions       (63)      (80)      (22)        7      (59)      (248)
                                 ------    ------    ------    ------     ----     ------
   CLASS I:
      Shares Issued                 502     1,428       379       619       46         77
      Shares Issued in Lieu
         of Cash Distributions       13       246         2        51        1         10
      Shares Redeemed              (602)   (1,106)     (183)     (525)     (46)      (108)
                                 ------    ------    ------    ------     ----     ------
   Total Class I Transactions       (87)      568       198       145        1        (21)
                                 ------    ------    ------    ------     ----     ------
   Decrease in Capital Shares    (1,895)     (661)     (412)   (1,653)    (415)      (999)
                                 ------    ------    ------    ------     ----     ------

Amounts designated as "--" are $0 or have been rounded to $0.


     48 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2008 and the year ended March 31, 2008

                                                    DEFENSIVE STRATEGY     CONSERVATIVE
                                DEFENSIVE STRATEGY      ALLOCATION           STRATEGY
                                       FUND                FUND                FUND
                                ------------------  ------------------  ------------------
                                4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-
                                 9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08
                                --------  --------  --------  --------  --------  --------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued               1,062     3,820      251       535      3,452     6,499
      Shares Issued in Lieu
         of Cash Distributions       41       449       16       125        109       721
      Shares Redeemed            (1,398)   (9,000)    (228)     (707)    (2,551)   (7,196)
                                 ------    ------     ----      ----     ------    ------
   Total Class A Transactions      (295)   (4,731)      39       (47)     1,010        24
                                 ------    ------     ----      ----     ------    ------
   CLASS I:
      Shares Issued                  --        --      n/a       n/a         20       183
      Shares Issued in Lieu
         of Cash Distributions       --        --      n/a       n/a          1         6
      Shares Redeemed                --        --      n/a       n/a        (32)      (91)
                                 ------    ------     ----      ----     ------    ------
   Total Class I Transactions        --        --      n/a       n/a        (11)       98
                                 ------    ------     ----      ----     ------    ------
   Increase (Decrease) in
      Capital Shares               (295)   (4,731)      39       (47)       999       122
                                 ------    ------     ----      ----     ------    ------

                                   CONSERVATIVE                              MODERATE
                                     STRATEGY                                STRATEGY
                                    ALLOCATION       MODERATE STRATEGY      ALLOCATION
                                       FUND                FUND                FUND
                                ------------------  ------------------  ------------------
                                4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-
                                 9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08
                                --------  --------  --------  --------  --------  --------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                445      1,747     3,003    14,430       840     2,423
      Shares Issued in Lieu
         of Cash Distributions      35        249       377     2,390        51       447
      Shares Redeemed             (881)    (1,903)   (7,583)  (16,203)   (1,945)   (2,372)
                                  ----     ------    ------   -------    ------    ------
   Total Class A Transactions     (401)        93    (4,203)      617    (1,054)      498
                                  ----     ------    ------   -------    ------    ------
   CLASS I:
      Shares Issued                n/a        n/a        19       150       n/a       n/a
      Shares Issued in Lieu
         of Cash Distributions     n/a        n/a         1         5       n/a       n/a
      Shares Redeemed              n/a        n/a       (45)      (85)      n/a       n/a
                                  ----     ------    ------   -------    ------    ------
   Total Class I Transactions      n/a        n/a       (25)       70       n/a       n/a
                                  ----     ------    ------   -------    ------    ------
   Increase in Capital Shares     (401)        93    (4,228)      687    (1,054)      498
                                  ----     ------    ------   -------    ------    ------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 49

September 30, 2008

4. CAPITAL SHARE TRANSACTIONS (Concluded)

Capital Share Transactions for the funds were as follows (Thousands):

For the six months ended September 30, 2008 and the year ended March 31, 2008

                                                        TAX-MANAGED
                                    AGGRESSIVE          AGGRESSIVE             CORE
                                     STRATEGY            STRATEGY        MARKET STRATEGY
                                       FUND                FUND                FUND
                                ------------------  ------------------  ------------------
                                4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-
                                 9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08
                                --------  --------  --------  --------  --------  --------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued               6,816    13,986       425     2,528     1,063     3,325
      Shares Issued in Lieu
         of Cash Distributions      192     2,003        27       341        91       575
      Shares Redeemed            (6,205)  (11,056)   (1,216)   (3,023)   (2,508)   (2,480)
                                 ------   -------    ------    ------    ------    ------
   Total Class A Transactions       803     4,933      (764)     (154)   (1,354)    1,420
                                 ------   -------    ------    ------    ------    ------
   CLASS I:
      Shares Issued                  85       452       n/a       n/a        --        --
      Shares Issued in Lieu
         of Cash Distributions        2        25       n/a       n/a        --        --
      Shares Redeemed              (154)     (320)      n/a       n/a        --        --
                                 ------   -------    ------    ------    ------    ------
   Total Class I Transactions       (67)      157       n/a       n/a        --        --
                                 ------   -------    ------    ------    ------    ------
   Increase (Decrease)
      in Capital Shares             736     5,090      (764)     (154)   (1,354)    1,420
                                 ------   -------    ------    ------    ------    ------

                                    CORE MARKET                            MARKET GROWTH
                                     STRATEGY                                STRATEGY
                                    ALLOCATION         MARKET GROWTH        ALLOCATION
                                       FUND            STRATEGY FUND           FUND
                                ------------------  ------------------  ------------------
                                4/01/08-  4/01/07-  4/01/08-  4/01/07-  4/01/08-  4/01/07-
                                 9/30/08   3/31/08   9/30/08   3/31/08   9/30/08   3/31/08
                                --------  --------  --------  --------  --------  --------
SHARES ISSUED AND REDEEMED:
   CLASS A:
      Shares Issued                350       426      7,577    23,507       977     3,338
      Shares Issued in Lieu
         of Cash Distributions       7        97        476     3,797        45       542
      Shares Redeemed             (426)     (662)   (11,137)  (20,906)   (1,903)   (3,902)
                                  ----      ----    -------   -------    ------    ------
   Total Class A Transactions      (69)     (139)    (3,084)    6,398      (881)      (22)
                                  ----      ----    -------   -------    ------    ------
   CLASS I:
   Shares Issued                   n/a       n/a        109       700       n/a       n/a
   Shares Issued in Lieu
      of Cash Distributions        n/a       n/a          3        37       n/a       n/a
   Shares Redeemed                 n/a       n/a       (275)     (477)      n/a       n/a
                                  ----      ----    -------   -------    ------    ------
   Total Class I Transactions      n/a       n/a       (163)      260       n/a       n/a
                                  ----      ----    -------   -------    ------    ------
   Increase (Decrease)
      in Capital Shares            (69)     (139)    (3,247)    6,658      (881)      (22)
                                  ----      ----    -------   -------    ------    ------

Amounts designated as "--" are $0 or have been rounded to $0.

n/a -- Not applicable. Class I shares currently not offered.


    50 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities during the six months ended September 30, 2008, were as follows ($ Thousands):

                                            Total
                                          --------
Diversified Conservative Income Fund
PURCHASES                                 $  7,928
SALES                                       10,636
Diversified Conservative Fund
PURCHASES                                   12,998
SALES                                       22,883
Diversified Global Moderate Growth Fund
PURCHASES                                   37,097
SALES                                       39,243
Diversified Moderate Growth Fund
PURCHASES                                   24,419
SALES                                       62,330
Diversified Global Growth Fund
PURCHASES                                   35,229
SALES                                       58,124
Diversified Global Stock Fund
PURCHASES                                   14,875
SALES                                       20,644
Diversified U.S. Stock Fund
PURCHASES                                    4,506
SALES                                       10,507
Defensive Strategy Fund
PURCHASES                                    2,838
SALES                                        3,857
Defensive Strategy Allocation Fund
PURCHASES                                    4,587
SALES                                        3,955
Conservative Strategy Fund
PURCHASES                                   34,137
SALES                                       22,687
Conservative Strategy Allocation Fund
PURCHASES                                    7,625
SALES                                       11,735
Moderate Strategy Fund
PURCHASES                                   55,866
SALES                                       98,728
Moderate Strategy Allocation Fund
PURCHASES                                   17,669
SALES                                       31,405
Aggressive Strategy Fund
PURCHASES                                   89,779
SALES                                       78,745
Tax-Managed Aggressive Strategy Fund
PURCHASES                                    9,012
SALES                                       18,514
Core Market Strategy Fund
PURCHASES                                   20,523
SALES                                       33,169
Core Market Strategy Allocation Fund
PURCHASES                                    4,903
SALES                                        5,515
Market Growth Strategy Fund
PURCHASES                                  126,945
SALES                                      156,928
Market Growth Strategy Allocation Fund
PURCHASES                                   17,590
SALES                                       29,484

6. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for Federal income tax purposes and distribute substantially all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss) or undistributed net investment income (loss), as appropriate, in the period that the differences arise.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 51

September 30, 2008

6. FEDERAL TAX INFORMATION (Continued)

The tax character of dividends and distributions paid during the years ended March 31, 2008 and March 31, 2007 were as follows ($ Thousands):

                                               Ordinary           Long-term        Tax Return
                                                Income           Capital Gain      of Capital         Totals
                                          -----------------   -----------------   -----------   -----------------
                                            2008      2007      2008      2007    2008   2007     2008      2007
                                          -------   -------   -------   -------   ----   ----   -------   -------
Diversified Conservative Income Fund      $ 2,675   $ 2,458   $   245   $ 1,313    $--    $--   $ 2,920   $ 3,771
Diversified Conservative Fund               4,239     3,925     1,514     3,645     --     --     5,753     7,570
Diversified Global Moderate Growth Fund    10,031     7,838     3,826     5,013     --     --    13,857    12,851
Diversified Moderate Growth Fund           13,446     9,129     6,740     7,846     --     --    20,186    16,975
Diversified Global Growth Fund             12,749     8,388     5,865     3,737     --     --    18,614    12,125
Diversified Global Stock Fund               5,241     2,955        --        --     --      1     5,241     2,956
Diversified U.S. Stock Fund                 2,278     1,507        --        --     --      2     2,278     1,509
Defensive Strategy Fund                     4,280     5,060       562        65     --     --     4,842     5,125
Defensive Strategy Allocation Fund          1,103     1,060       555       251     --     --     1,658     1,311
Conservative Strategy Fund                  7,487     5,974     1,003        87     --     --     8,490     6,061
Conservative Strategy Allocation Fund       2,439     2,032       617       494     --     --     3,056     2,526
Moderate Strategy Fund                     24,890    19,033     4,359     3,840     --     --    29,249    22,873
Moderate Strategy Allocation Fund           5,709     3,830     1,421        41     --     --     7,130     3,871
Aggressive Strategy Fund                   21,199    11,976     6,679     5,901     --     --    27,878    17,877
Tax-Managed Aggressive Strategy Fund        3,352     1,992     1,652       486     --     --     5,004     2,478
Core Market Strategy Fund                   5,407     4,458     1,323     1,522     --     --     6,730     5,980
Core Market Strategy Allocation Fund          846       632       581       658     --     --     1,427     1,290
Market Growth Strategy Fund                37,690    25,836    10,383    11,933     --     --    48,073    37,769
Market Growth Strategy Allocation Fund      5,900     3,668     3,089       954     --     --     8,989     4,622

As of March 31, 2008, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows ($ Thousands):

                                                                                                                          Total
                                                                                                                      Distributable
                                         Undistributed  Undistributed                  Post-            Unrealized      Earnings/
                                            Ordinary       Long-Term    Capital Loss  October          Appreciation    (Accumulated
                                             Income      Capital Gain  Carryforwards   Losses  Other  (Depreciation)     Losses)
                                         -------------  -------------  -------------  -------  -----  --------------  -------------
Diversified Conservative Income Fund          $ 17         $   289        $     --    $    --   $--      $ (2,028)       $ (1,722)
Diversified Conservative Fund                   58             842              --         --    --        (2,148)         (1,248)
Diversified Global Moderate Growth Fund         32           4,248              --         --    --        (5,888)         (1,608)
Diversified Moderate Growth Fund                33           3,042              --         --    --        (4,461)         (1,386)
Diversified Global Growth Fund                  15           7,529              --         --    --        (5,998)          1,546
Diversified Global Stock Fund                   --              --            (780)        --    --        (4,067)         (4,847)
Diversified U.S. Stock Fund                     --              --         (11,201)        --    --        (3,925)        (15,126)
Defensive Strategy Fund                         19              --              --     (2,804)   (3)       (1,067)         (3,855)
Defensive Strategy Allocation Fund               9             259              --         --    (4)         (536)           (272)
Conservative Strategy Fund                      37              --            (127)    (4,615)   (3)       (4,096)         (8,804)
Conservative Strategy Allocation Fund           14             552              --         --    (4)         (135)            427
Moderate Strategy Fund                         102           1,810              --         --    (3)      (23,909)        (22,000)
Moderate Strategy Allocation Fund               18           1,431              --         --    (3)        1,659           3,105
Aggressive Strategy Fund                        29          14,196              --         --    (4)      (39,230)        (25,009)
Tax-Managed Aggressive Strategy Fund             7             149              --         --    (4)        2,156           2,308
Core Market Strategy Fund                       58           1,866              --         --    (3)       (4,992)         (3,071)
Core Market Strategy Allocation Fund             5             406              --         --    (4)          888           1,295
Market Growth Strategy Fund                    134          17,398              --         --    (3)      (46,460)        (28,931)
Market Growth Strategy Allocation Fund           8           2,632              --         --    (4)        3,810           6,446

Amounts designated as "--" are $0 or have been rounded to $0.

Post-October losses represent losses realized on investment transactions from November 1, 2007 through March 31, 2008 that, in accordance with Federal income tax regulations, the Trust has elected to defer and treat as having arisen in the following fiscal year.


     52 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

6. FEDERAL TAX INFORMATION (Concluded)

The Funds had capital loss carryforwards at March 31, 2008 as follows ($ Thousands):

                                  Years
                                Expiring   Amounts
                                --------   -------
Diversified Global Stock Fund     2015     $   780
                                           -------
                                           $   780
                                           =======
Diversified U.S. Stock Fund       2015     $11,201
                                           -------
                                           $11,201
                                           =======
Conservative Strategy Fund        2016     $   127
                                           -------
                                           $   127
                                           =======

For Federal income tax purposes, the capital loss carryforwards may be carried forward for a maximum of eight years to offset any net realized capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2008, were as follows ($ Thousands):

                                                                                      Net
                                           Federal   Appreciated   Depreciated    Unrealized
                                          Tax Cost    Securities    Securities   Depreciation
                                          --------   -----------   -----------   ------------
Diversified Conservative Income Fund      $ 52,506      $    3      $  (5,278)   $  (5,275)
Diversified Conservative Fund               65,811          99         (7,920)      (7,821)
Diversified Global Moderate Growth Fund    180,401          95        (26,699)     (26,604)
Diversified Moderate Growth Fund           139,184           5        (18,852)     (18,847)
Diversified Global Growth Fund             205,972          89        (32,416)     (32,327)
Diversified Global Stock Fund              103,152          52        (19,429)     (19,377)
Diversified U.S. Stock Fund                 61,815           1        (10,876)     (10,875)
Defensive Strategy Fund                     49,876         266         (2,459)      (2,193)
Defensive Strategy Allocation Fund          18,186         184         (1,791)      (1,607)
Conservative Strategy Fund                 146,862       1,689        (12,801)     (11,112)
Conservative Strategy Allocation Fund       37,452       1,516         (3,489)      (1,973)
Moderate Strategy Fund                     453,238       6,042        (53,265)     (47,223)
Moderate Strategy Allocation Fund          103,451       2,783         (8,516)      (5,733)
Aggressive Strategy Fund                   462,262         104        (98,871)     (98,767)
Tax-Managed Aggressive Strategy Fund        75,972         743         (8,593)      (7,850)
Core Market Strategy Fund                   96,067          11        (13,140)     (13,129)
Core Market Strategy Allocation Fund        19,879         107         (1,928)      (1,821)
Market Growth Strategy Fund                729,984         152       (126,868)    (126,716)
Market Growth Strategy Allocation Fund     148,248       1,567        (17,604)     (16,037)

7. IN-KIND DISTRIBUTION

During a review of March 31, 2005 year-end tax information, it was determined that certain distributions of interest income derived from underlying municipal bond funds were classified as taxable interest income when distributed to shareholders of the Defensive Strategy Allocation, Conservative Strategy Allocation, Moderate Strategy Allocation, Core Market Strategy Allocation and Market Growth Strategy Allocation Funds (the "Strategy Allocation Funds"). It was determined that under the current tax code, the fund-of-funds structure caused distributions of interest income from underlying municipal bond funds to lose their tax-exempt character when the Strategy Allocation Funds distributed that income to their shareholders. The tax characteristics would be preserved, however, if the shareholders held the municipal bond funds directly rather than through a fund of funds. As a result, the Funds' Board of Trustees decided to distribute shares of the underlying municipal bond funds held in the Strategy Allocation Funds to shareholders in the form of an in-kind distribution. This option had the benefit of enabling shareholders to hold interests in the municipal bond funds directly, thereby being able to take advantage of the tax-exempt character of the interest distributed by those funds, while also preserving for such investors the original investment strategy they sought to achieve within the Strategy Allocation Funds.

On March 29, 2005, each Strategy Allocation Fund recorded an in-kind dividend equal to the fair market value of the municipal bond funds held by the Funds. The tax character of this in-kind distribution is presented below ($ Thousands):

                                                  Realized   Return of    Total
                                         Income     Gains     Capital     Value
                                         ------   --------   ---------   -------
Defensive Strategy Allocation Fund        $104      $  1      $11,847    $11,952
Conservative Strategy Allocation Fund      319        12       27,664     27,995
Moderate Strategy Allocation Fund          330        23       28,181     28,534
Core Market Strategy Allocation            146        78       12,227     12,451
Market Growth Strategy Allocation Fund     481       369       15,411     16,261

SEI has made certain payments to shareholders of the Funds related to this matter. These payments were made from SEI's own assets and had no impact on the assets of the Funds.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 53

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

September 30, 2008

8. REVERSE SHARE SPLIT

On May 6, 2005, the Defensive Strategy Allocation Fund, Conservative Strategy Allocation Fund, Moderate Strategy Allocation Fund, Core Market Strategy Allocation Fund and Market Growth Strategy Allocation Fund (the "Strategy Allocation Funds") declared a reverse share split, as approved by the Board of Trustees, in order to bring the NAV of each Fund above $10 per share. The details of the reverse split are as follows:

                                          Split
                                          Ratio
                                         -------
Defensive Strategy Allocation Fund       1 for 4
Conservative Strategy Allocation Fund    1 for 2
Moderate Strategy Allocation Fund        1 for 2
Core Market Strategy Allocation Fund     1 for 2
Market Growth Strategy Allocation Fund   2 for 3

9. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty of the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10. CONCENTRATION RISK

In the normal course of business, the Funds invest solely in underlying funds that are comprised of fixed income and equity securities in specific industries, and that may engage in short selling activities, writing option contracts, and equity swaps, and therefore, the Funds may be affected by events in these industries. The Funds' Statement of Additional Information provides a description of concentration and risk associated with the different investments in the underlying affiliated investment companies.

11. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

On May 6, 2005, prior to the issuance of the 2005 financial statements, the Strategy Allocation Funds declared reverse stock splits (see Note 8). The effects of the reverse stock splits should have been reflected retroactively in the March 31, 2005 financial statements for the periods ended March 31, 2005 and March 31, 2004. The per share information included in the financial highlights has been restated to properly reflect the effects of the reverse split on a retroactive basis.


     54 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2008

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include among others costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses that you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at the ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result of your Fund in the "Expenses Paid During Period" column with the those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                                          BEGINNING       ENDING                   EXPENSES
                                           ACCOUNT       ACCOUNT      ANNUALIZED     PAID
                                            VALUE         VALUE         EXPENSE     DURING
                                            4/1/08       9/30/08        RATIOS     PERIOD*
                                          ---------   -------------   ----------   --------
DIVERSIFIED CONSERVATIVE INCOME FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  944.70        0.12%       $0.59
Class D                                    1,000.00        939.80        1.12         5.45
Class I                                    1,000.00        943.00        0.37         1.80
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88
DIVERSIFIED CONSERVATIVE FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  908.00        0.12%       $0.57
Class D                                    1,000.00        904.20        1.12         5.35
Class I                                    1,000.00        907.20        0.37         1.77
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88
DIVERSIFIED GLOBAL MODERATE GROWTH FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  880.50        0.12%       $0.57
Class D                                    1,000.00        876.20        1.12         5.27
Class I                                    1,000.00        879.40        0.37         1.74
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88

                                          BEGINNING       ENDING                   EXPENSES
                                           ACCOUNT       ACCOUNT      ANNUALIZED     PAID
                                            VALUE         VALUE         EXPENSE     DURING
                                            4/1/08       9/30/08        RATIOS     PERIOD*
                                          ---------   -------------   ----------   --------
DIVERSIFIED MODERATE GROWTH FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  885.80        0.12%       $0.57
Class D                                    1,000.00        881.70        1.12         5.28
Class I                                    1,000.00        884.20        0.37         1.75
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88
DIVERSIFIED GLOBAL GROWTH FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  858.30        0.12%       $0.56
Class D                                    1,000.00        854.00        1.12         5.21
Class I                                    1,000.00        857.40        0.37         1.72
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88
DIVERSIFIED GLOBAL STOCK FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  836.90        0.12%       $0.55
Class D                                    1,000.00        832.60        1.12         5.15
Class I                                    1,000.00        835.20        0.37         1.70
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 55

SEI ASSET ALLOCATION TRUST -- SEPTEMBER 30, 2008

Disclosure of Fund Expenses (Unaudited) (Concluded)

                                          BEGINNING       ENDING                   EXPENSES
                                           ACCOUNT       ACCOUNT      ANNUALIZED     PAID
                                            VALUE         VALUE         EXPENSE     DURING
                                            4/1/08       9/30/08        RATIOS     PERIOD*
                                          ---------   -------------   ----------   --------
DIVERSIFIED U.S. STOCK FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  871.30        0.12%       $0.56
Class D                                    1,000.00        867.00        1.12         5.24
Class I                                    1,000.00        870.30        0.37         1.73
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.47        0.12%       $0.61
Class D                                    1,000.00      1,019.45        1.12         5.67
Class I                                    1,000.00      1,023.21        0.37         1.88
DEFENSIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  990.20        0.10%       $0.50
Class I                                    1,000.00        992.30        0.10         0.50
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
Class I                                    1,000.00      1,024.57        0.10         0.51
DEFENSIVE STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  952.00        0.10%       $0.49
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
CONSERVATIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  960.30        0.10%       $0.49
Class I                                    1,000.00        959.10        0.35         1.72
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
Class I                                    1,000.00      1,023.31        0.35         1.78
CONSERVATIVE STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  951.70        0.10%       $0.49
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
MODERATE STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  946.30        0.10%       $0.49
Class I                                    1,000.00        944.90        0.35         1.71
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
Class I                                    1,000.00      1,023.31        0.35         1.78
MODERATE STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  923.80        0.10%       $0.48
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51

                                          BEGINNING       ENDING                   EXPENSES
                                           ACCOUNT       ACCOUNT      ANNUALIZED     PAID
                                            VALUE         VALUE         EXPENSE     DURING
                                            4/1/08       9/30/08        RATIOS     PERIOD*
                                          ---------   -------------   ----------   --------
AGGRESSIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  857.40        0.10%       $0.47
Class I                                    1,000.00        856.70        0.35         1.63
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
Class I                                    1,000.00      1,023.31        0.35         1.78
TAX-MANAGED AGGRESSIVE STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  864.30        0.10%       $0.47
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
CORE MARKET STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  905.50        0.10%       $0.48
Class I                                    1,000.00        906.00        0.10         0.48
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
Class I                                    1,000.00      1,024.57        0.10         0.51
CORE MARKET STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  864.20        0.10%       $0.47
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
MARKET GROWTH STRATEGY FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  881.90        0.10%       $0.47
Class I                                    1,000.00        880.80        0.35         1.65
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51
Class I                                    1,000.00      1,023.31        0.35         1.78
MARKET GROWTH STRATEGY ALLOCATION FUND
ACTUAL FUND RETURN
Class A                                   $1,000.00     $  864.10        0.10%       $0.47
HYPOTHETICAL 5% RETURN
Class A                                   $1,000.00     $1,024.57        0.10%       $0.51

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


     56 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                             Supplemental Financial

                                   Information

                           SIMT Large Cap Diversified

                                   Alpha Fund

                                  Annual Report

                               September 30, 2008


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 57

SCHEDULE OF INVESTMENTS

Large Cap Diversified Alpha Fund
September 30, 2008

SECTOR WEIGHTINGS# (UNAUDITED):

                               (PERFORMANCE GRAPH)

Information Technology               16.0%
Financials                           12.0%
Mortgage-Backed Securities           12.0%
Health Care                          10.2%
Energy                                9.0%
Consumer Discretionary                8.9%
Industrials                           8.9%
Consumer Staples                      6.4%
Short-Term Investment                 4.8%
Materials                             2.7%
Asset-Backed Securities               2.6%
Utilities                             2.4%
Telecommunication Services            2.3%
U.S. Government Agency Obligations    0.9%
U.S. Treasury Obligations             0.9%

#    Percentages based on total investments.

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
COMMON STOCK -- 94.0%
CONSUMER DISCRETIONARY -- 10.6%
   Abercrombie & Fitch, Cl A                             3,400   $           134
   Advance Auto Parts                                    3,600               143
   Aeropostale* (A)                                     49,300             1,583
   Amazon.com*                                         101,500             7,385
   American Eagle Outfitters                            17,500               267
   American Greetings, Cl A                              6,300                96
   AnnTaylor Stores*                                    11,500               237
   Apollo Group, Cl A*                                  16,000               949
   Ascent Media, Cl A*                                   1,125                27
   Autoliv                                              17,000               574
   Autozone*                                             1,283               158
   Bed Bath & Beyond*                                    3,800               119
   Best Buy (A)                                         42,063             1,577
   Big Lots* (A)                                       134,068             3,731
   BorgWarner                                           13,600               446
   Boyd Gaming                                          29,900               280
   Brinker International                                36,900               660
   Burger King Holdings                                  2,000                49
   Cablevision Systems, Cl A (A)                        11,262               283
   California Pizza Kitchen*                            22,600               291
   Career Education*                                     1,679                27
   Carnival                                              4,000               141
   CBS, Cl B                                            45,199               659
   Centex                                                6,000                97
   Central European Media Enterprises,
      Cl A*                                              1,700               111
   Christopher & Banks                                  25,300               194
   Coach* (A)                                          130,795             3,275
   Comcast, Cl A (A)                                   200,172             3,929
   Darden Restaurants (A)                               30,700               879
   Deckers Outdoor*                                      2,900               302
   DeVry                                                 2,000                99
   Dick's Sporting Goods*                                3,400                67
   DIRECTV Group* (A)                                  177,796             4,653

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Discovery Communications, Cl A*                      11,250   $           160
   Discovery Communications, Cl C*                      11,250               159
   Dollar Tree*                                         19,500               709
   DR Horton                                            12,900               168
   Eastman Kodak                                       161,560             2,485
   Expedia*                                             29,231               442
   Family Dollar Stores                                  6,800               161
   Federal Mogul, Cl A*                                  5,360                67
   Ford Motor* (A)                                     288,658             1,501
   GameStop, Cl A*                                      15,900               544
   Gannett                                              67,831             1,147
   Gap (A)                                             117,400             2,087
   Garmin                                                  600                20
   General Motors                                       11,900               112
   Gentex                                               36,400               521
   Genuine Parts                                         3,263               131
   Goodyear Tire & Rubber*                              11,100               170
   Guess?                                               10,690               372
   Gymboree* (A)                                        31,200             1,108
   H&R Block (A)                                       226,078             5,143
   Hanesbrands*                                          7,300               159
   Harman International Industries                      25,728               877
   Hasbro (A)                                           61,100             2,121
   Home Depot (A)                                      142,700             3,695
   HSN*                                                  5,780                64
   International Game Technology                        37,800               649
   International Speedway, Cl A                          4,200               163
   Interpublic Group* (A)                              306,647             2,377
   ITT Educational Services*                            10,300               833
   J.C. Penney                                          34,300             1,144
   John Wiley & Sons, Cl A                               3,000               121
   Johnson Controls                                     27,809               843
   Jones Apparel Group (A)                              60,000             1,111
   KB Home                                               2,500                49
   Kohl's* (A)                                           5,456               251
   Las Vegas Sands*                                        800                29
   Leggett & Platt                                      17,700               386
   Liberty Global, Cl A*                                36,704             1,112
   Liberty Media - Entertainment, Cl A*                 34,900               871
   LKQ*                                                  2,700                46
   Lowe's                                                2,200                52
   Macy's                                                3,500                63
   Marriott International, Cl A                          1,700                44
   Mattel                                                2,400                43
   McDonald's (A)                                       91,942             5,673
   McGraw-Hill                                           8,098               256
   MDC Holdings                                            900                33
   MGM Mirage*                                         117,200             3,340
   NetFlix* (A)                                         43,200             1,334
   New York Times, Cl A                                  3,200                46
   Newell Rubbermaid                                     3,002                52
   News, Cl A                                          333,431             3,998


     58 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Nike, Cl B                                           11,324   $           758
   NVR* (A)                                              3,745             2,142
   Office Depot*                                        25,047               146
   Omnicom Group                                         3,448               133
   Orient-Express Hotels, Cl A                           1,900                46
   Panera Bread, Cl A*                                     800                41
   Penn National Gaming*                                 1,500                40
   Polo Ralph Lauren (A)                                35,721             2,380
   priceline.com*                                          900                62
   Pulte Homes                                          14,000               196
   RadioShack                                           49,600               857
   Ross Stores                                           8,300               306
   Royal Caribbean Cruises                               1,700                35
   Scripps Networks Interactive, Cl A                   10,200               370
   Sears Holdings*                                      31,400             2,936
   Service International                                77,901               651
   Shaw Communications, Cl B (A)                        87,200             1,773
   Sherwin-Williams                                     20,680             1,182
   Sirius XM Radio*                                     86,840                49
   Snap-On (A)                                          40,686             2,143
   Stamps.com*                                          17,100               200
   Stanley Works                                         8,100               338
   Staples                                             184,900             4,160
   Starwood Hotels & Resorts Worldwide                   2,700                76
   Strayer Education                                       200                40
   Target                                                5,445               267
   Tiffany                                               4,300               153
   Tim Hortons                                           3,887               115
   Time Warner (A)                                     614,694             8,059
   Time Warner Cable, Cl A*                             10,845               262
   Titan International                                  14,800               316
   TJX                                                  77,100             2,353
   Toll Brothers*                                       13,100               331
   TravelCenters of America LLC*                             1                --
   TRW Automotive Holdings* (A)                         98,554             1,568
   Urban Outfitters* (A)                                46,700             1,488
   VF                                                    6,118               473
   Viacom, Cl B* (A)                                    38,600               959
   Virgin Media                                         82,800               654
   WABCO Holdings                                       26,700               949
   Walt Disney (A)                                     110,809             3,401
   Warnaco Group*                                       26,100             1,182
   Warner Music Group                                   22,243               169
   Weight Watchers International                        78,700             2,880
   Williams-Sonoma                                       1,900                31
   Wyndham Worldwide (A)                               114,341             1,796
   Wynn Resorts                                          2,000               163
   Yum! Brands                                          28,210               920
                                                                 ---------------
                                                                         132,013
                                                                 ---------------
CONSUMER STAPLES -- 7.6%
   Alberto-Culver                                        6,521               178
   Altria Group (A)                                     96,474             1,914

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Anheuser-Busch                                       16,021   $         1,039
   Archer-Daniels-Midland (A)                          106,455             2,332
   Avon Products                                         9,000               374
   Bare Escentuals*                                     50,694               551
   BJ's Wholesale Club* (A)                             51,336             1,995
   Brown-Forman, Cl B (A)                               37,569             2,698
   Bunge (A)                                            17,927             1,133
   Central European Distribution*                          700                32
   Church & Dwight                                       3,000               186
   Coca-Cola (A)                                        94,005             4,971
   Coca-Cola Enterprises (A)                            84,700             1,420
   Colgate-Palmolive                                    26,012             1,960
   ConAgra Foods                                        58,700             1,142
   Constellation Brands, Cl A*                           7,200               155
   Corn Products International                           4,346               140
   Costco Wholesale (A)                                 32,575             2,115
   CVS Caremark                                         22,388               754
   Dean Foods*                                          10,305               241
   Del Monte Foods                                      69,300               541
   Dr Pepper Snapple Group*                             16,400               434
   Energizer Holdings*                                   2,000               161
   Estee Lauder, Cl A                                      800                40
   General Mills (A)                                    20,600             1,416
   Hansen Natural*                                       1,400                42
   Herbalife (A)                                        43,200             1,707
   HJ Heinz                                              7,374               368
   Hormel Foods                                          7,200               261
   JM Smucker                                            1,200                61
   Kellogg                                              11,875               666
   Kimberly-Clark (A)                                   35,435             2,298
   Kraft Foods, Cl A                                     9,939               326
   Kroger (A)                                          149,421             4,106
   Lorillard                                             6,350               452
   McCormick                                             1,053                40
   Molson Coors Brewing, Cl B (A)                       24,292             1,136
   Pepsi Bottling Group                                  8,600               251
   PepsiAmericas (A)                                    46,400               961
   PepsiCo (A)                                          85,747             6,111
   Philip Morris International (A)                      84,373             4,058
   Procter & Gamble (A)                                295,205            20,573
   Reynolds American (A)                                26,190             1,273
   Safeway (A)                                          86,406             2,050
   Smithfield Foods*                                     4,300                68
   SUPERVALU                                            64,053             1,390
   SYSCO (A)                                           212,791             6,560
   Tyson Foods, Cl A (A)                               173,897             2,076
   UST                                                   2,100               140
   Walgreen                                            126,148             3,906
   Wal-Mart Stores (A)                                  89,124             5,338
   Whole Foods Market                                   12,400               248
   WM Wrigley Jr.                                        9,376               744
                                                                 ---------------
                                                                          95,132
                                                                 ---------------


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 59

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
ENERGY -- 10.7%
   Anadarko Petroleum                                   23,600   $         1,145
   Apache (A)                                           18,722             1,952
   Arch Coal                                             9,113               300
   Atwood Oceanics*                                      1,100                40
   Baker Hughes                                         12,750               772
   Cabot Oil & Gas                                       6,200               224
   Cameron International* (A)                           29,576             1,140
   Chesapeake Energy                                    35,600             1,277
   Chevron (A)                                         221,900            18,302
   Cimarex Energy (A)                                   55,500             2,715
   ConocoPhillips (A)                                  145,116            10,630
   Consol Energy                                         6,700               307
   Continental Resources*                                3,100               122
   Denbury Resources*                                   10,400               198
   Devon Energy (A)                                     12,500             1,140
   Diamond Offshore Drilling                             1,700               175
   Dresser-Rand Group*                                   1,400                44
   El Paso                                              49,772               635
   Encore Acquisition*                                   1,300                54
   ENSCO International (A)                              20,500             1,181
   EOG Resources                                        39,900             3,569
   Exterran Holdings*                                    1,300                42
   Exxon Mobil (A)                                     449,744            34,927
   FMC Technologies*                                     5,000               233
   Forest Oil*                                           5,200               258
   Foundation Coal Holdings                             10,779               384
   Frontier Oil                                          2,400                44
   Frontline                                             3,700               178
   Halliburton (A)                                     131,272             4,252
   Helix Energy Solutions Group*                         1,400                34
   Helmerich & Payne (A)                                31,600             1,365
   Hercules Offshore*                                    1,600                24
   Hess (A)                                             18,845             1,547
   Key Energy Services*                                 22,738               264
   Marathon Oil (A)                                     47,610             1,898
   Mariner Energy* (A)                                  75,400             1,546
   Massey Energy                                        31,600             1,127
   Murphy Oil (A)                                       50,233             3,222
   Nabors Industries*                                   32,400               807
   National Oilwell Varco*                              13,533               680
   Newfield Exploration*                                 4,100               131
   Noble (A)                                            25,400             1,115
   Noble Energy                                          9,100               506
   Occidental Petroleum (A)                             81,708             5,756
   Oceaneering International*                              200                11
   Oil States International*                             1,200                42
   Overseas Shipholding Group                           30,300             1,767
   Patriot Coal*                                         6,300               183
   Patterson-UTI Energy (A)                             87,600             1,754
   Peabody Energy                                        1,700                77
   Petro-Canada (A)                                     40,000             1,334
   PetroHawk Energy*                                     5,400               117

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Pioneer Natural Resources (A)                        39,936   $         2,088
   Plains Exploration & Production*                     16,897               594
   Pride International* (A)                             30,700               909
   Quicksilver Resources*                               27,037               531
   Range Resources                                       7,300               313
   Rowan                                                   400                12
   Schlumberger (A)                                     60,252             4,705
   SEACOR Holdings* (A)                                 13,200             1,042
   Smith International                                   5,600               328
   Southwestern Energy* (A)                             46,145             1,409
   Superior Energy Services*                            49,900             1,554
   Swift Energy*                                         5,500               213
   Tesoro                                                1,600                26
   Tidewater (A)                                        20,100             1,113
   Transocean                                            6,619               727
   Unit*                                                18,400               917
   Valero Energy (A)                                    58,000             1,757
   W&T Offshore (A)                                     35,700               974
   Weatherford International*                           15,500               390
   Whiting Petroleum*                                    5,665               404
   Williams (A)                                         50,900             1,204
   XTO Energy                                           27,591             1,284
                                                                 ---------------
                                                                         134,041
                                                                 ---------------
FINANCIALS -- 14.4%
   Aflac                                                17,816             1,047
   Alexandria Real Estate Equities+                      1,800               203
   Alleghany*                                              139                51
   Allied World Assurance Holdings                      21,700               771
   Allstate (A)                                         66,560             3,070
   AMB Property+                                         6,200               281
   American Capital                                      1,600                41
   American Express                                     74,139             2,627
   American Financial Group (A)                         83,014             2,449
   American International Group                         47,022               157
   American National Insurance                             342                30
   American Physicians Capital                           6,600               279
   Ameriprise Financial (A)                             50,288             1,921
   Annaly Capital Management+ (A)                      100,700             1,354
   AON                                                  11,786               530
   Apartment Investment & Management,
      Cl A+                                              6,624               232
   Arch Capital Group*                                  10,300               752
   Aspen Insurance Holdings                             11,800               325
   Associated Banc-Corp                                 28,724               573
   Assurant (A)                                         36,174             1,990
   Astoria Financial                                    10,600               220
   AvalonBay Communities+                               10,851             1,068
   Axis Capital Holdings (A)                            49,800             1,579
   Bancorpsouth                                          7,800               219
   Bank of America (A)                                 225,401             7,889
   Bank of Hawaii                                        5,115               273
   Bank of New York Mellon (A)                          99,384             3,238


     60 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   BB&T                                                 33,611   $         1,270
   BlackRock (A)                                         7,012             1,364
   BOK Financial                                         9,459               458
   Boston Properties+ (A)                               40,995             3,840
   Brandywine Realty Trust+ (A)                         82,100             1,316
   Brown & Brown                                         3,963                86
   Camden Property Trust+                                1,500                69
   Capital One Financial (A)                            73,500             3,748
   Capitol Federal Financial                             6,458               286
   CapLease+                                             5,700                45
   CB Richard Ellis Group, Cl A*                         3,800                51
   CBL & Associates Properties+ (A)                     53,800             1,080
   Charles Schwab (A)                                  272,158             7,076
   Chubb (A)                                            78,304             4,299
   Cincinnati Financial                                  4,200               119
   Citigroup                                           371,601             7,622
   CME Group                                            17,299             6,427
   Colonial Properties Trust+                            1,000                19
   Commerce Bancshares                                   5,200               241
   Credicorp (A)                                        21,700             1,351
   Cullen/Frost Bankers                                  7,500               450
   Digital Realty Trust+                                 1,400                66
   Discover Financial Services                          55,769               771
   Douglas Emmett+                                       4,900               113
   Eaton Vance                                           3,700               130
   Endurance Specialty Holdings (A)                     86,200             2,665
   Equity Residential+                                   5,800               258
   Erie Indemnity, Cl A                                  1,000                42
   Essex Property Trust+                                 2,200               260
   Everest Re Group                                      3,900               337
   Fannie Mae                                            2,247                 3
   Federal Realty Investment Trust+                        606                52
   Federated Investors, Cl B                            32,100               926
   Fidelity National Financial, Cl A                     8,200               121
   Fifth Third Bancorp                                   6,000                71
   First Cash Financial Services*                        2,600                39
   First Citizens BancShares, Cl A                       2,208               395
   Forest City Enterprises, Cl A                        12,218               375
   Franklin Resources (A)                               25,281             2,228
   Fulton Financial                                     18,300               200
   General Growth Properties+                           15,300               231
   Goldman Sachs Group                                  34,324             4,393
   Greenhill                                            12,400               915
   Hanover Insurance Group (A)                          26,500             1,206
   Hartford Financial Services Group                    14,503               594
   HCC Insurance Holdings                                2,100                57
   HCP+                                                 12,800               514
   Health Care+                                         10,000               532
   Hospitality Properties Trust+                        20,187               414
   Host Hotels & Resorts+                               62,974               837
   Hudson City Bancorp (A)                             184,000             3,395
   Huntington Bancshares                                35,700               285
   Interactive Brokers Group, Cl A*                      4,900               109

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   IntercontinentalExchange*                            68,300   $         5,510
   Invesco                                               4,000                84
   Investment Technology Group*                         23,200               706
   Janus Capital Group (A)                             133,029             3,230
   Jefferies Group                                         900                20
   Jones Lang LaSalle                                   15,920               692
   JPMorgan Chase (A)                                  251,117            11,727
   Kimco Realty+                                         2,800               103
   Lazard, Cl A                                          1,000                43
   Leucadia National                                    21,000               954
   Liberty Property Trust+                               1,300                49
   Loews (A)                                            90,849             3,588
   M&T Bank                                              2,200               196
   Mack-Cali Realty+                                     3,100               105
   Markel*                                                  94                33
   Marsh & McLennan (A)                                 81,377             2,585
   Merrill Lynch                                       159,835             4,044
   MetLife (A)                                          22,242             1,246
   Montpelier Re Holdings                               14,900               246
   Moody's                                               3,300               112
   Morgan Stanley                                       26,862               618
   NASDAQ Stock Market*                                 39,462             1,206
   Nationwide Health Properties+                         9,600               345
   New York Community Bancorp                           27,400               460
   Northern Trust                                       32,649             2,357
   NorthStar Realty Finance+                            56,600               439
   NYSE Euronext                                       104,929             4,111
   PartnerRe (A)                                        17,300             1,178
   People's United Financial                            13,100               252
   Philadelphia Consolidated Holding*                    2,000               117
   Platinum Underwriters Holdings                       10,800               383
   Plum Creek Timber+                                    5,297               264
   PNC Financial Services Group                          4,046               302
   Popular                                              21,100               175
   Principal Financial Group                             7,389               321
   Progressive                                           6,100               106
   Prologis+                                             3,600               149
   Protective Life                                       1,500                43
   Prudential Financial                                  3,400               245
   Public Storage+                                      18,127             1,795
   Raymond James Financial                              32,061             1,057
   Rayonier+ (A)                                        87,645             4,150
   Regency Centers+                                        800                53
   Regions Financial (A)                               286,955             2,755
   RenaissanceRe Holdings                               41,100             2,137
   SeaBright Insurance Holdings*                         2,800                36
   Simon Property Group+                                 2,600               252
   St. Joe                                               5,500               215
   StanCorp Financial Group                              2,900               151
   State Street                                          4,000               228
   Sunstone Hotel Investors+                            28,800               389
   SunTrust Banks                                          821                37
   Synovus Financial                                    20,700               214


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 61

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   T. Rowe Price Group (A)                              61,733   $         3,316
   Taubman Centers+                                      3,000               150
   TCF Financial                                         5,200                94
   TD Ameritrade Holding* (A)                          180,400             2,922
   TFS Financial                                         4,661                58
   Torchmark                                             3,171               190
   Transatlantic Holdings (A)                            1,127                61
   Travelers (A)                                        91,076             4,117
   Tree.com*                                             1,013                 5
   UDR+                                                 11,800               309
   UnionBanCal                                           1,000                73
   Unum Group                                            6,000               151
   US Bancorp                                           16,002               576
   Valley National Bancorp                                 955                20
   Ventas+                                              14,700               726
   Wachovia (A)                                        100,481               352
   Waddell & Reed Financial, Cl A                       13,800               342
   Washington Federal                                   41,000               756
   Webster Financial                                     8,200               207
   Weingarten Realty Investors+                          1,400                50
   Wells Fargo (A)                                     100,679             3,778
   Whitney Holding                                         400                10
   Wilmington Trust                                      4,700               136
   WR Berkley (A)                                       58,000             1,366
   XL Capital, Cl A                                     19,900               357
   Zions Bancorporation (A)                             13,100               507
                                                                 ---------------
                                                                         179,362
                                                                 ---------------
HEALTH CARE -- 12.2%
   Abbott Laboratories                                  25,275             1,455
   Aetna (A)                                           167,056             6,032
   Alkermes*                                            28,200               375
   Allergan                                             92,394             4,758
   AmerisourceBergen (A)                               151,405             5,700
   Amgen* (A)                                          134,948             7,998
   Applied Biosystems (A)                              127,045             4,351
   Barr Pharmaceuticals*                                   600                39
   Baxter International                                 22,089             1,450
   Becton Dickinson (A)                                 27,348             2,195
   Biogen Idec* (A)                                     34,900             1,755
   BioMarin Pharmaceuticals*                             4,700               125
   Boston Scientific*                                   13,700               168
   Bristol-Myers Squibb (A)                            136,341             2,843
   C.R. Bard                                             3,200               304
   Cardinal Health (A)                                 130,662             6,439
   Celgene*                                              4,906               310
   Cephalon* (A)                                        16,800             1,302
   Cerner*                                              20,556               918
   Charles River Laboratories
      International*                                     4,400               244
   Cigna (A)                                           108,225             3,677
   Community Health Systems*                             1,400                41
   Covance*                                             10,000               884

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Covidien                                              4,700   $           253
   Cubist Pharmaceuticals* (A)                          39,400               876
   Dentsply International                               14,568               547
   Dionex*                                               3,300               210
   Edwards Lifesciences*                                 9,644               557
   Eli Lilly (A)                                        50,089             2,205
   Endo Pharmaceuticals Holdings*                       34,900               698
   Express Scripts* (A)                                 56,100             4,141
   Forest Laboratories* (A)                             73,300             2,073
   Genentech*                                           79,500             7,050
   Gen-Probe*                                              500                27
   Genzyme*                                             20,877             1,689
   Gilead Sciences*                                     10,700               488
   Health Management Associates, Cl A*                 102,625               427
   Henry Schein*                                         5,200               280
   Hill-Rom Holdings                                     4,630               140
   HLTH*                                                76,296               872
   Hologic*                                              1,800                35
   Hospira*                                              1,200                46
   Humana* (A)                                          58,400             2,406
   Idexx Laboratories* (A)                              30,200             1,655
   Illumina*                                             3,800               154
   ImClone Systems*                                      4,500               281
   Intuitive Surgical* (A)                               6,100             1,470
   Inverness Medical Innovations*                       12,600               378
   Invitrogen*                                          12,392               468
   Isis Pharmaceuticals*                                 7,600               128
   Johnson & Johnson (A)                               161,562            11,193
   Kinetic Concepts*                                     1,000                29
   King Pharmaceuticals* (A)                           209,800             2,010
   Laboratory Corp of America Holdings*                    745                52
   LifePoint Hospitals*                                 10,400               334
   Lincare Holdings*                                    45,900             1,381
   Martek Biosciences                                   17,500               550
   McKesson (A)                                        105,458             5,675
   Medco Health Solutions* (A)                          89,995             4,050
   Medicis Pharmaceutical, Cl A                         16,700               249
   Medtronic (A)                                        56,292             2,820
   Merck (A)                                           103,936             3,280
   Merit Medical Systems*                                8,400               158
   Mylan Laboratories*                                   3,600                41
   Omnicare                                             26,900               774
   OSI Pharmaceuticals*                                 10,000               493
   Owens & Minor                                        17,300               839
   Patterson*                                            2,200                67
   Pediatrix Medical Group*                              4,500               243
   PerkinElmer                                          15,173               379
   Perrigo                                               6,800               262
   Pfizer (A)                                          518,017             9,552
   Pharmaceutical Product Development                    6,800               281
   Quest Diagnostics                                     6,500               336
   Resmed*                                               1,100                47
   Schering-Plough                                       3,096                57
   Sepracor*                                            20,246               371


     62 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Somanetics*                                           2,900   $            63
   St. Jude Medical*                                     2,300               100
   STERIS                                               38,100             1,432
   Stryker (A)                                          76,815             4,786
   Techne*                                              15,221             1,098
   Tenet Healthcare*                                   316,319             1,756
   Thermo Fisher Scientific*                            15,112               831
   UnitedHealth Group (A)                              356,265             9,046
   Universal Health Services, Cl B                      14,655               821
   Varian Medical Systems*                               5,800               331
   VCA Antech*                                           1,900                56
   Vertex Pharmaceuticals*                               1,500                50
   Warner Chilcott, Cl A* (A)                           66,200             1,001
   Waters*                                               7,063               411
   Watson Pharmaceuticals*                               1,400                40
   WellCare Health Plans*                                2,500                90
   WellPoint* (A)                                       31,945             1,494
   Wyeth                                                22,056               815
   Zimmer Holdings*                                      2,000               129
                                                                 ---------------
                                                                         152,790
                                                                 ---------------
INDUSTRIALS -- 10.6%
   3M (A)                                               26,245             1,793
   AAON                                                  7,700               140
   Acuity Brands                                         6,300               263
   Aecom Technology*                                    27,799               679
   AGCO*                                                14,900               635
   Alliant Techsystems*                                  1,900               178
   Allied Waste Industries*                             69,914               777
   Ametek                                                8,200               334
   BE Aerospace*                                         1,400                22
   Boeing (A)                                          103,677             5,946
   Brink's                                               4,500               275
   Bucyrus International, Cl A (A)                      20,300               907
   Burlington Northern Santa Fe                          8,800               813
   C.H. Robinson Worldwide (A)                          40,487             2,063
   Caterpillar (A)                                      54,700             3,260
   Cenveo*                                              12,700                98
   Columbus McKinnon*                                    2,200                52
   Continental Airlines, Cl B*                           4,900                82
   Con-way                                               3,200               141
   Copart*                                              16,400               623
   Corporate Executive Board                             1,500                47
   Corrections Corp of America*                          3,000                75
   Covanta Holding*                                      1,800                43
   Crane                                                18,700               556
   CSX (A)                                              85,413             4,661
   Cummins (A)                                          97,891             4,280
   Danaher                                               2,345               163
   Deere                                                11,600               574
   Delta Air Lines*                                      2,500                19
   Donaldson                                             5,900               247
   Dover (A)                                            53,900             2,186

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   DRS Technologies                                      3,200   $           246
   Dun & Bradstreet                                     10,974             1,036
   Eaton                                                   100                 6
   Emerson Electric (A)                                 42,718             1,742
   Equifax                                               2,600                90
   Expeditors International of Washington               94,000             3,275
   Fastenal                                             22,700             1,121
   FedEx (A)                                            62,302             4,924
   First Solar* (A)                                      7,400             1,398
   Flowserve                                             5,100               453
   Fluor (A)                                            40,801             2,273
   Foster Wheeler*                                      32,600             1,177
   FTI Consulting*                                         900                65
   Gardner Denver* (A)                                  33,700             1,170
   GATX                                                  2,600               103
   General Cable*                                       36,400             1,297
   General Dynamics                                     18,985             1,398
   General Electric (A)                                573,188            14,616
   Goodrich (A)                                         49,100             2,043
   Harsco (A)                                           23,642               879
   Hertz Global Holdings*                                3,200                24
   Honeywell International                              34,674             1,441
   Hubbell, Cl B                                         7,700               270
   IHS, Cl A*                                            1,000                48
   Illinois Tool Works                                   3,200               142
   Ingersoll-Rand, Cl A                                  7,953               248
   ITT                                                     518                29
   Jacobs Engineering Group* (A)                        57,702             3,134
   JB Hunt Transport Services                            5,400               180
   John Bean Technologies*                               6,403                81
   Joy Global                                            2,300               104
   Kansas City Southern*                                 4,600               204
   KBR (A)                                             101,792             1,554
   Kennametal                                            4,659               126
   Kirby*                                                5,800               220
   L-3 Communications Holdings (A)                      22,900             2,252
   Landstar System                                       3,300               145
   Lennox International (A)                             44,600             1,484
   Lincoln Electric Holdings                             1,400                90
   Lockheed Martin (A)                                  66,884             7,335
   Manitowoc (A)                                        16,268               253
   Manpower                                              1,600                69
   McDermott International*                              3,600                92
   NCI Building Systems*                                 1,100                35
   Norfolk Southern (A)                                 24,700             1,635
   Northrop Grumman (A)                                 60,283             3,650
   Northwest Airlines*                                   6,000                54
   Owens Corning*                                        1,200                29
   PACCAR                                                1,488                57
   Pacer International                                   1,800                30
   Pall                                                  1,200                41
   Parker Hannifin (A)                                  58,385             3,094
   Pentair                                               1,900                66


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 63

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Precision Castparts                                  17,164   $         1,352
   Quanta Services*                                    110,479             2,984
   Raytheon (A)                                         63,905             3,420
   Republic Services                                    11,500               345
   Robert Half International (A)                        37,000               916
   Rockwell Automation                                     700                26
   Roper Industries                                      1,838               105
   Ryder System                                         10,000               620
   Shaw Group*                                          33,100             1,017
   Southwest Airlines                                   99,325             1,441
   SPX                                                   5,194               400
   Steelcase, Cl A                                      76,711               825
   Stericycle* (A)                                      31,270             1,842
   Terex*                                                1,400                43
   Textron                                              12,100               354
   Thomas & Betts*                                      37,900             1,481
   Timken                                               64,925             1,841
   Trinity Industries                                   10,620               273
   Tyco International (A)                               50,379             1,764
   Union Pacific (A)                                    47,378             3,371
   United Parcel Service, Cl B                          67,759             4,261
   United Rentals*                                      15,000               229
   United Technologies                                  14,804               889
   URS*                                                  9,018               331
   USG*                                                  1,700                44
   UTI Worldwide                                        31,192               531
   Valmont Industries                                    1,600               132
   Walter Industries                                    22,900             1,087
   Waste Management                                      8,113               255
   WESCO International* (A)                             26,600               856
   WW Grainger                                             600                52
                                                                 ---------------
                                                                         132,547
                                                                 ---------------
INFORMATION TECHNOLOGY -- 19.1%
   Accenture, Cl A (A)                                 126,100             4,792
   Activision Blizzard*                                 52,600               812
   ADC Telecommunications*                                 900                 8
   Adobe Systems* (A)                                  102,200             4,034
   Advanced Micro Devices*                               5,600                29
   Affiliated Computer Services, Cl A*                   6,300               319
   Agilent Technologies*                                23,366               693
   Akamai Technologies*                                  4,200                73
   Altera                                                  900                19
   Amdocs*                                              39,812             1,090
   Amkor Technology*                                    60,700               387
   Amphenol, Cl A                                       11,940               479
   Analog Devices (A)                                   43,800             1,154
   Anixter International* (A)                           24,400             1,452
   Ansys*                                                1,500                57
   Apple* (A)                                           50,848             5,779
   Applied Materials                                     5,995                91
   Applied Micro Circuits*                              46,000               275

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Arrow Electronics*                                    3,200   $            84
   Autodesk*                                               700                23
   Automatic Data Processing (A)                         6,301               269
   Avnet* (A)                                           89,800             2,212
   Avocent*                                              5,500               113
   AVX                                                  60,402               615
   BMC Software*                                         8,600               246
   Broadcom, Cl A* (A)                                  62,100             1,157
   Broadridge Financial Solutions                       13,200               203
   Brocade Communications Systems*                      77,400               450
   CA (A)                                              152,778             3,049
   Cabot Microelectronics*                               3,100                99
   Check Point Software Technologies* (A)               74,900             1,703
   Ciena*                                               50,800               512
   Cisco Systems* (A)                                  437,430             9,868
   Citrix Systems*                                         300                 8
   Cognex                                               10,000               202
   CommScope*                                            2,600                90
   Computer Sciences*                                   45,451             1,827
   Compuware* (A)                                      158,600             1,537
   Convergys* (A)                                       91,564             1,353
   Corning (A)                                         226,542             3,543
   Cree*                                                 5,100               116
   Daktronics                                           22,800               380
   Dell*                                                52,700               868
   Dolby Laboratories, Cl A*                             3,400               120
   DST Systems*                                            221                12
   Earthlink*                                           50,200               427
   eBay* (A)                                           475,410            10,640
   Electronic Arts*                                     67,300             2,489
   EMC*                                                144,335             1,726
   Factset Research Systems                              7,300               381
   Fairchild Semiconductor
      International* (A)                                28,603               254
   Fidelity National Information Services                1,946                36
   Fiserv*                                               3,200               151
   Flir Systems*                                         2,453                94
   Global Payments (A)                                  30,653             1,375
   Google, Cl A* (A)                                    36,120            14,467
   Harris                                               25,901             1,197
   Hewitt Associates, Cl A* (A)                         61,600             2,245
   Hewlett-Packard (A)                                 390,103            18,038
   IAC*                                                 14,600               253
   Ingram Micro, Cl A*                                  34,970               562
   Integral Systems                                      6,800               141
   Integrated Device Technology*                       215,500             1,677
   Intel (A)                                           231,588             4,338
   International Business Machines (A)                  60,962             7,130
   Intersil, Cl A (A)                                   40,700               675
   Intuit*                                             167,100             5,282
   Iron Mountain*                                       12,400               303
   Itron*                                                  600                53
   Jabil Circuit (A)                                   108,458             1,035


     64 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                                  Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Juniper Networks* (A)                                49,000   $         1,032
   Kla-Tencor                                              500                16
   Lender Processing Services                           21,826               666
   Lexmark International, Cl A*                          1,400                46
   Linear Technology                                     2,600                80
   LSI Logic*                                           15,600                84
   Mastercard, Cl A (A)                                 43,471             7,709
   McAfee*                                              11,900               404
   MEMC Electronic Materials*                            4,074               115
   Mettler Toledo International*                         4,962               486
   Micrel                                               36,000               327
   Microchip Technology                                  1,500                44
   Microsoft (A)                                       746,624            19,927
   Molex                                                99,773             2,240
   Motorola                                            160,430             1,145
   Multi-Fineline Electronix*                            7,000               104
   National Semiconductor (A)                           62,700             1,079
   NCR*                                                 31,800               701
   NetApp* (A)                                          49,400               901
   NeuStar, Cl A*                                        2,100                42
   Nokia ADR                                            85,800             1,600
   Nuance Communications*                                3,400                41
   Nvidia*                                                 800                 9
   ON Semiconductor*                                     6,200                42
   Oracle* (A)                                         134,708             2,736
   QLogic* (A)                                         116,400             1,788
   Qualcomm (A)                                        322,300            13,849
   Rambus*                                               6,100                78
   Red Hat*                                             83,900             1,264
   Research In Motion*                                  49,000             3,347
   SAIC*                                                 1,400                28
   Salesforce.com*                                       5,200               252
   Seagate Technology                                  316,200             3,832
   Silicon Laboratories* (A)                            40,100             1,231
   Sohu.com*                                             8,136               454
   Sun Microsystems* (A)                                94,332               717
   Sybase*                                              47,900             1,467
   Symantec* (A)                                       219,256             4,293
   Synaptics*                                           10,400               314
   Synopsys* (A)                                        83,878             1,673
   Tech Data* (A)                                       49,119             1,466
   Teradata*                                           137,300             2,677
   Teradyne* (A)                                       119,700               935
   Texas Instruments (A)                               374,781             8,058
   Trimble Navigation*                                  29,800               771
   Tyco Electronics                                     67,621             1,870
   Unisys* (A)                                         302,265               831
   Valueclick*                                          44,400               454
   VeriSign*                                           158,400             4,131
   Visa, Cl A (A)                                      105,000             6,446
   VMware, Cl A*                                           500                13
   Volterra Semiconductor*                              47,000               598
   WebMD Health, Cl A*                                     130                 4

                                                   Shares/
                                                Contracts/Face
                                                    Amount         Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Western Digital*                                     28,700   $           612
   Western Union                                        51,611             1,273
   Xerox (A)                                           101,840             1,174
   Xilinx                                                2,700                63
   Yahoo!*                                             236,500             4,091
   Zebra Technologies, Cl A*                             3,700               103
                                                                 ---------------
                                                                         238,904
                                                                 ---------------
MATERIALS -- 3.2%
   Air Products & Chemicals                              8,800               603
   Airgas                                                3,300               164
   AK Steel Holding (A)                                 51,877             1,345
   Alcoa (A)                                            65,600             1,481
   Allegheny Technologies                                  400                12
   Alpha Natural Resources*                              3,600               185
   Aptargroup                                            2,700               106
   Ashland (A)                                           1,049                31
   Cabot (A)                                            72,384             2,300
   Celanese, Ser A (A)                                  29,831               833
   Century Aluminum*                                     2,000                55
   CF Industries Holdings                                1,600               146
   Cleveland-Cliffs                                      6,400               339
   Commercial Metals                                     5,247                89
   Crown Holdings*                                      10,100               224
   Dow Chemical (A)                                     95,584             3,038
   E.I. Du Pont de Nemours                              49,734             2,004
   Eastman Chemical                                     10,900               600
   Ecolab                                                8,500               412
   FMC                                                   7,800               401
   Freeport-McMoRan Copper & Gold,
      Cl B (A)                                          14,850               844
   Greif, Cl A                                          18,300             1,201
   Huntsman                                              3,200                40
   Intrepid Potash*                                     27,800               838
   Lubrizol (A)                                         36,400             1,570
   Monsanto (A)                                         20,412             2,020
   Mosaic (A)                                           25,400             1,728
   Nalco Holding (A)                                   146,946             2,724
   Newmont Mining (A)                                   39,953             1,549
   Nucor (A)                                            46,900             1,853
   Owens-Illinois*                                      18,200               535
   Packaging Corp of America                             1,800                42
   PPG Industries                                        1,000                58
   Praxair                                              47,615             3,416
   Reliance Steel & Aluminum                            42,600             1,618
   Schnitzer Steel Industries, Cl A                     14,742               578
   Sealed Air                                           10,300               226
   Sigma-Aldrich                                         9,800               514
   Sonoco Products                                       3,700               110
   Southern Copper                                      11,500               219
   Steel Dynamics                                        8,500               145
   Temple-Inland                                        21,810               333
   Terra Industries (A)                                 29,139               857


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 65

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   United States Steel (A)                              30,200   $         2,344
   Vulcan Materials                                        600                45
   Weyerhaeuser                                          1,000                61
                                                                 ---------------
                                                                          39,836
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.7%
   American Tower, Cl A* (A)                            28,500             1,025
   AT&T (A)                                            534,566            14,925
   CenturyTel (A)                                       23,700               869
   Crown Castle International*                         121,100             3,508
   Frontier Communications                               4,811                55
   iPCS*                                                 4,500               100
   Leap Wireless International* (A)                     22,900               872
   MetroPCS Communications*                              7,921               111
   NII Holdings*                                        25,478               966
   Qwest Communications International                   28,000                90
   Sprint Nextel (A)                                   152,700               931
   Telephone & Data Systems                             12,540               448
   US Cellular* (A)                                     36,224             1,700
   USA Mobility                                          8,100                89
   Verizon Communications (A)                          216,375             6,943
   Windstream (A)                                      127,752             1,398
                                                                 ---------------
                                                                          34,030
                                                                 ---------------
UTILITIES -- 2.9%
   AES*                                                364,000             4,255
   AGL Resources                                        12,700               399
   Allegheny Energy                                      5,406               199
   Alliant Energy                                       40,540             1,306
   Ameren                                               10,800               422
   American Electric Power                              15,700               581
   American Water Works                                 10,300               221
   Atmos Energy                                         19,130               509
   Calpine*                                            128,294             1,668
   Centerpoint Energy (A)                               58,100               847
   Consolidated Edison                                   1,200                52
   Constellation Energy Group                            6,400               156
   Dominion Resources                                   25,969             1,111
   DPL                                                  44,046             1,092
   DTE Energy (A)                                       41,100             1,649
   Duke Energy (A)                                      43,400               756
   Edison International (A)                             70,000             2,793
   Energen                                               6,700               303
   Entergy                                               5,700               507
   Equitable Resources                                  16,300               598
   Exelon                                                2,574               161
   FirstEnergy (A)                                      21,965             1,471
   FPL Group                                            17,200               865
   Hawaiian Electric Industries                         10,800               314
   MDU Resources Group                                  35,937             1,042
   National Fuel Gas                                     5,400               228
   NiSource (A)                                         81,300             1,200

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   NRG Energy*                                          16,900   $           418
   NSTAR                                                 1,900                64
   OGE Energy                                            1,500                46
   Oneok                                                15,400               530
   Pepco Holdings (A)                                   37,900               868
   PG&E                                                 15,179               568
   Pinnacle West Capital                                 3,600               124
   PPL                                                  22,462               832
   Public Service Enterprise Group (A)                  74,502             2,443
   Puget Energy                                         11,500               307
   Questar                                               5,700               233
   Reliant Energy* (A)                                 234,293             1,722
   SCANA                                                 4,000               156
   Sempra Energy                                         1,992               101
   Sierra Pacific Resources                            129,899             1,244
   Southern                                              9,727               367
   Southern Union                                        1,243                26
   TECO Energy                                          32,314               508
   UGI                                                  23,800               614
   Vectren                                               4,200               117
   Wisconsin Energy                                      5,600               251
   Xcel Energy                                          11,071               221
                                                                 ---------------
                                                                          36,465
                                                                 ---------------
Total Common Stock
   (Cost $1,304,685) ($ Thousands)                                     1,175,120
                                                                 ---------------
MORTGAGE-BACKED SECURITIES -- 14.2%
AGENCY MORTGAGE-BACKED OBLIGATIONS -- 8.2%
   FHLMC
         6.000%, 03/01/23                      $         1,900             1,935
   FHLMC CMO STRIPS, Ser 232,
      Cl IO, IO
         5.000%, 08/01/35 (B)(E)                         5,847             1,283
   FHLMC CMO STRIPS, Ser 233,
      Cl 12, IO
         5.000%, 09/15/35 (B)(E)                           963               187
   FNMA TBA
         6.500%, 10/01/37                                6,000             6,152
         6.000%, 10/20/21                               37,000            37,682
         5.500%, 10/15/22 to 10/01/38                   44,000            44,331
   FNMA ARM
         5.496%, 11/25/08                                  820               834
   FNMA CMO, Ser 2005-115, Cl OC
         6.000%, 10/25/33                                2,194             2,231
   FNMA CMO, Ser 2005-108, Cl TA
         5.500%, 03/25/22                                1,027             1,030
   FNMA CMO, Ser 2006-33, Cl QA
         6.000%, 01/25/29                                3,386             3,444
   FNMA CMO, STRIPS,
      Ser 359, Cl 6, IO
         5.000%, 11/01/35                                  367                75


     66 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   FNMA CMO STRIPS,
      Ser 360, Cl 2, IO
         5.000%, 08/01/35                      $        15,966   $         3,502
   GNMA ARM
         5.625%, 11/20/08                                  337               340
                                                                 ---------------
                                                                         103,026
                                                                 ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.0%
   American Home Mortgage Assets,
      Ser 2006-3, Cl M5
         3.827%, 10/27/08 (C)                              250                11
   American Home Mortgage
      Investment Trust, Ser 2005-1, Cl 6A
         5.294%, 11/25/08 (C)                            3,510             1,949
   American Home Mortgage
      Investment Trust, Ser 2005-4, Cl 5A
         5.350%, 11/25/08 (C)                            1,913             1,274
   American Home Mortgage
      Investment Trust, Ser 2006-1, Cl 2A3
         5.100%, 11/25/08 (C)                            1,141               855
   Banc of America Commercial
      Mortgage, Ser 2005-5, Cl AM
         5.176%, 11/10/08 (C)                            1,762             1,490
   Banc of America Commercial
      Mortgage, Ser 2005-6, Cl AM
         5.352%, 11/10/08 (C)                            1,619             1,367
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A4
         5.930%, 05/10/45 (C)                            1,911             1,729
   Banc of America Commercial
      Mortgage, Ser 2006-3, Cl A4
         5.889%, 11/10/08 (C)                            1,854             1,678
   Banc of America Commercial
      Mortgage, Ser 2007-3, Cl A4
         5.838%, 11/10/08 (C)                            5,050             4,292
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl A3
         5.915%, 11/15/08 (C)                            3,249             2,939
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1
         6.721%, 11/25/08 (C)                              227               172
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3
         4.357%, 10/27/08 (C)                              235                16
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3
         5.207%, 10/27/08 (C)                              375                12
   Countrywide Alternative Loan Trust,
      Ser 2006-OA11, Cl M3
         3.637%, 10/27/08 (C)                              500                60

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Countrywide Alternative Loan Trust,
      Ser 2006-OA16, Cl M5
         3.757%, 10/27/08 (C)                  $           225   $             3
   Countrywide Home Loans,
      Ser 2004-22, Cl A1
         5.089%, 11/25/08 (C)                              355               286
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M4
         4.027%, 10/27/08 (C)                              285                10
   Countrywide Home Loans,
      Ser 2006-OA4, Cl M5
         4.077%, 10/27/08 (C)                              195                 6
   Countrywide Home Loans,
      Ser 2006-OA5, Cl 1M4
         4.257%, 10/27/08 (C)                              275                 6
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1
         5.491%, 11/25/08 (C)                            1,503             1,120
   Credit Suisse Mortgage Capital
      Certificates, Cl A3
         5.311%, 12/15/39                                5,600             4,854
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C3, Cl A3
         6.021%, 11/15/08 (C)                            2,381             2,164
   Downey Savings & Loan Association
      Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1
         3.630%, 10/20/08 (C)                              267                71
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1
         5.628%, 11/25/08 (C)                            2,905             1,999
   First Horizon Mortgage Pass-Through,
      Ser 2006-AR3, Cl 1A1
         5.656%, 11/25/08 (C)                              616               525
   Greenwich Capital Commercial
      Funding, Ser 2006-GG7, Cl AM
         6.112%, 11/10/08 (C)                            2,100             1,753
   GS Mortgage Securities II,
      Ser 2006-GG6, Cl AM
         5.622%, 11/10/08 (C)                            3,800             3,127
   Impac CMB Trust, Ser 2004-10,
      Cl 4M1
         3.807%, 10/27/08 (C)                              230               161
   Impac Secured Assets CMO Owner Trust,
      Ser 2007-1, Cl A1
         3.267%, 10/27/08 (C)                            4,475             3,923
   Impac Secured Assets CMO Owners Trust,
      Ser 2007-2, Cl 1A1A
         3.317%, 10/27/08 (C)                            2,782             2,379
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR12, Cl M2
         3.757%, 10/27/08 (C)                              235                36


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 67

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR2, Cl M6
         4.957%, 10/27/08 (C)                  $           240   $             6
   Indymac Index Mortgage Loan Trust,
      Ser 2006-AR4, Cl M4
         3.907%, 10/27/08 (C)                              165                 4
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2006-LDP9, Cl A3
         5.336%, 05/15/47                                1,155               994
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-CB18, Cl A4
         5.716%, 02/15/51                                7,000             5,849
   JPMorgan Chase Commercial
      Mortgage Securities,
      Ser 2007-CB18, Cl A4
         5.440%, 06/12/47                                5,050             4,213
   Merrill Lynch Mortgage Investors,
      Ser 2005-A4, Cl 1A
         5.114%, 11/25/08 (C)                              364               270
   Merrill Lynch Mortgage Investors,
      Ser 2006-1, Cl 1A
         5.248%, 11/25/08 (C)                            1,267             1,171
   Merrill Lynch Mortgage Trust,
      Ser 2005-CKI1, Cl A6
         5.416%, 11/12/08 (C)                            2,316             2,115
   Merrill Lynch Mortgage Trust,
      Ser 2008-C1, Cl AM
         6.461%, 11/12/08 (C)                              756               606
   Merrill Lynch/Countrywide
      Commercial Mortgage,
      Ser 2006-4, Cl A3
         5.172%, 11/12/08 (C)                            5,667             4,865
   Morgan Stanley Mortgage Loan Trust,
      Ser 2007-14AR, Cl 6A1
         6.471%, 11/25/08 (C)                            1,692             1,112
   Nomura Asset Acceptance,
      Ser 2007-1, Cl 1A1A
         5.995%, 03/25/47                                1,684             1,417
   Residential Accredit Loans,
      Ser 2006-QO1, Cl 2A3
         3.607%, 10/27/08 (C)                              303               118
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M5
         3.987%, 10/27/08 (C)                              251                 5
   Residential Accredit Loans,
      Ser 2006-QO3, Cl M4
         3.927%, 10/27/08 (C)                              251                 8
   Residential Accredit Loans,
      Ser 2006-QO6, Cl M5
         3.707%, 10/27/08 (C)                              350                11

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Residential Asset Securitization Trust,
      Ser 2004-IP2, Cl 3A1
         5.249%, 11/25/08 (C)                  $         1,096   $         1,064
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2005-16XS, Cl M2
         4.107%, 10/27/08 (C)                              505                25
   Structured Adjustable Rate Mortgage
      Loan Trust, Ser 2007-9, Cl 2A1
         5.994%, 11/25/08 (C)                            1,799             1,176
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl B4
         4.157%, 10/27/08 (C)                              191                 9
   Structured Asset Mortgage
      Investments, Ser 2006-AR1, Cl B5
         4.257%, 10/27/08 (C)                              121                11
   Structured Asset Securities,
      Ser 2006-NC1, Cl A4
         3.357%, 10/27/08 (C)                              300               180
   Wachovia Bank Commercial
      Mortgage Trust, Cl A3
         6.011%, 11/15/08 (C)                            5,000             4,524
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY4, Cl 1A1
         5.542%, 11/25/08 (C)                            4,013             2,981
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY6, Cl 1A1
         5.664%, 11/25/08 (C)                            3,287             2,213
                                                                 ---------------
                                                                          75,214
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $198,608) ($ Thousands)                                         178,240
                                                                 ---------------
ASSET-BACKED SECURITIES -- 3.0%
MORTGAGE RELATED SECURITIES -- 1.3%
   ABSC NIM Trust, Ser 2005-HE6,
      Cl A1
         5.050%, 08/27/35 (D)                               29                --
   Ace Securities, Ser 2003-OP1,
      Cl M1
         3.907%, 10/27/08 (C)                              500               370
   Ace Securities, Ser 2005-HE7,
      Cl A2D
         3.537%, 10/27/08 (C)                              800               676
   Aegis Asset-Backed Securities Trust,
      Ser 2003-3, Cl M1
         4.257%, 10/27/08 (C)                               38                29
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1
         4.557%, 10/27/08 (C)                              384               266


     68 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Argent Securities, Ser 2003-W5,
      Cl M1
         3.907%, 10/27/08 (C)                  $           250   $           196
   Argent Securities, Ser 2003-W9,
      Cl M1
         3.897%, 10/27/08 (C)                              343               250
   Asset-Backed Funding Certificates,
      Ser 2005-AQ1, Cl A2
         4.300%, 06/25/35 (B)                              231               228
   Asset-Backed Securities Home Equity
      Loan Trust, Ser 2003-HE5, Cl M1
         3.613%, 10/15/08 (C)                              547               432
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2006-HE7, Cl 2A2
         3.367%, 10/27/08 (C)                            1,300               914
   Bear Stearns Asset-Backed Securities
      Trust, Ser 2007-HE4, Cl 1A1
         3.327%, 10/27/08 (C)                            1,916             1,836
   Countrywide Asset-Backed Certificates,
      Ser 2006-S1, Cl A2
         5.549%, 08/25/21                                1,101             1,000
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2
         5.607%, 10/27/08 (C)                              252               169
   Home Equity Asset Trust,
      Ser 2006-5, Cl 2A3
         3.357%, 10/27/08 (C)                              250               170
   Home Equity Mortgage Trust,
      Ser 2006-5, Cl A1
         5.500%, 01/25/37                                2,021               483
   Irwin Home Equity, Ser 2007-1,
      Cl 2A1
         3.357%, 10/27/08 (C) (D)                        3,507             2,455
   Morgan Stanley ABS Capital I,
      Ser 2003-NC10, Cl M1
         4.227%, 10/27/08 (C)                              583               466
   New Century Home Equity Loan Trust,
      Ser 2005-A, Cl A2
         4.461%, 08/25/35 (B)                               58                57
   Novastar Home Equity Loan,
      Ser 2007-1, Cl A2A1
         3.307%, 10/27/08 (C)                            2,397             2,250
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1
         3.857%, 10/27/08 (C)                              111                77
   Option One Mortgage Loan Trust,
      Ser 2007-HL1, Cl 2A1
         3.327%, 10/27/08 (C)                            2,002             1,749
   Residential Asset Securities,
      Ser 2005-KS12, Cl A3
         3.527%, 10/27/08 (C)                              800               568
   Terwin Mortgage Trust,
      Ser 2006-2HGS, Cl A1
         4.500%, 11/25/08 (C) (D)                        1,430               390

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Terwin Mortgage Trust,
      Ser 2006-4SL, Cl A1
         4.500%, 11/25/08 (C) (D)              $         1,483   $           552
   Terwin Mortgage Trust, Ser 2006-6,
      Cl 1A1
         4.500%, 11/25/08 (C)                              734               235
   Wells Fargo Home Equity Trust,
      Ser 2004-2, Cl M8A
         6.207%, 10/27/08 (C) (D)                          189                31
                                                                         -------
                                                                          15,849
                                                                         -------
OTHER ASSET-BACKED SECURITIES -- 1.7%
   Chase Funding Mortgage Loan
      Asset-Backed Certificates,
      Ser 2003-6, Cl 1A3
         3.340%, 05/25/26                                   37                37
   Countrywide Asset-Backed
      Certificates, Ser 2003-5, Cl MV2
         4.807%, 10/27/08 (C)                              251               180
   Countrywide Asset-Backed
      Certificates, Ser 2005-7, Cl MV8
         4.657%, 10/27/08 (C)                              250                88
   Credit-Based Asset Servicing and
      Securitization, Ser 2005-CB2, Cl M1
         3.647%, 10/27/08 (C)                               96                81
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4, Cl A2A
         5.844%, 04/25/37 (B)                            1,810             1,724
   Credit-Based Asset Servicing and
      Securitization, Ser 2007-CB4, Cl A1A
         3.297%, 10/27/08 (C)                            1,715             1,515
   FBR Securitization Trust, Ser 2005-2,
      Cl M10
         5.457%, 10/27/08 (C)                               71                 1
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF11, Cl M1
         3.457%, 10/27/08 (C)                            3,500               893
   First Franklin Mortgage Loan
      Asset-Backed Certificates,
      Ser 2006-FF14, Cl A2
         3.267%, 10/27/08 (C)                            1,791             1,675
   GSAMP Trust, Ser 2007-HE2,
      Cl A2A
         2.592%, 10/27/08 (C)                            1,761             1,651
   Lehman XS Trust, Ser 2005-5N,
      Cl M4
         4.957%, 10/27/08 (C)                              725                13
   Lehman XS Trust, Ser 2005-7N,
      Cl M51
         4.457%, 10/27/08 (C)                              150                 7


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 69

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
   Lehman XS Trust, Ser 2005-7N,
      Cl M7I
         4.957%, 10/27/08 (C)                  $           325   $             6
   Lehman XS Trust, Ser 2005-9N,
      Cl M6
         4.957%, 10/27/08 (C)                              415                 9
   Lehman XS Trust, Ser 2006-12N,
      Cl M4
         3.757%, 10/27/08 (C)                              270                33
   Lehman XS Trust, Ser 2006-12N,
      Cl M5
         3.807%, 10/27/08 (C)                              150                 3
   Lehman XS Trust, Ser 2006-2N,
      Cl M5
         4.357%, 10/27/08 (C)                              240                 5
   Long Beach Mortgage Loan Trust, Ser
      2005-WL2, Cl M1
         3.677%, 10/27/08 (C)                              700               524
   Long Beach Mortgage Loan Trust, Ser
      2006-WL1, Cl 1A3
         3.537%, 10/27/08 (C)                              560               425
   Merrill Lynch Mortgage Investors, Ser
      2007-HE2, Cl A2A
         3.327%, 10/27/08 (C)                            1,991             1,861
   Merrill Lynch Mortgage Investors, Ser
      2007-SL1, Cl A1
         3.507%, 10/27/08 (C)                            2,043               703
   Morgan Stanley ABS Capital I, Ser
      2005-HE6, Cl A2C
         3.527%, 10/27/08 (C)                            1,600             1,375
   Ownit Mortgage Loan Asset-Backed
      Certificates, Ser 2006-1, Cl AF1
         5.424%, 12/25/36 (B)                              223               221
   RAAC Series, Ser 2007-SP1, Cl A1
         3.357%, 10/27/08 (C)                            1,941             1,732
   Resmae Mortgage Loan Trust, Ser
      2006-1, Cl A2B
         3.357%, 10/27/08 (C) (D)                        1,000               849
   Saco I Trust, Ser 2005-10, Cl 2A1
         3.467%, 10/27/08 (C)                            2,415             1,986
   Securitized Asset-Backed Receivables
      Trust LLC, Ser 2005-HE1, Cl A3C
         3.537%, 10/27/08 (C)                              400               337
   SLM Student Loan Trust, Ser 2006-C,
      Cl C
         3.209%, 12/15/08 (C)                            1,000               654
   Structured Asset Investment Loan Trust,
      Ser 2003-BC4, Cl M2
         6.207%, 10/27/08 (C)                              154               111
   Structured Asset Securities,

                                                 Face Amount       Market Value
Description                                     ($ Thousands)     ($ Thousands)
--------------------------------------------   ---------------   ---------------
      Ser 2007-BC1, Cl A4
         3.337%, 10/27/08 (C)                  $         1,400   $           838
   Wachovia Student Loan Trust, Ser 2006-1,
      Cl B
         3.040%, 10/27/08 (C) (D)                        3,200             2,475
                                                                 ---------------
                                                                          22,012
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $55,947) ($ Thousands)                                           37,861
                                                                 ---------------
CORPORATE OBLIGATIONS -- 0.0%
CONSUMER DISCRETIONARY -- 0.0%
   Autozone
         6.500%, 01/15/14                                  340               336
                                                                 ---------------
FINANCIALS -- 0.0%
   Discover Financial Services
         6.450%, 06/12/17 (C)                              115                83
   Shinsei Finance Cayman
         6.418%, 07/20/09 (C) (D)                          400               169
   Washington Mutual Preferred Funding
         6.534%, 03/29/49 (C) (D)                          400                 1
                                                                 ---------------
                                                                             253
                                                                 ---------------
Total Corporate Obligations
   (Cost $1,268) ($ Thousands)                                               589
                                                                 ---------------
CASH EQUIVALENT -- 5.7%
   SEI Daily Income Trust, Prime Obligation
      Fund, Cl A,
         2.350%**++                                 71,010,213            71,010
                                                                 ---------------
Total Cash Equivalent
   (Cost $71,010) ($ Thousands)                                           71,010
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 1.1%
   U.S. Treasury Bills
         1.933%, 12/04/08 (E) (F)                          870               869
         1.237%, 11/20/08 (E) (F)                        3,609             3,608
   U.S. Treasury Bond TIPS
         3.000%, 07/15/12                                4,558             4,744
         2.375%, 04/15/11 (F)                            1,469             1,486
         2.375%, 01/15/25 (F)                            3,110             3,013
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $14,012) ($ Thousands)                                           13,720
                                                                 ---------------


    70 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                 Face Amount
                                                ($ Thousands)/
                                                   Shares/         Market Value
Description                                       Contracts       ($ Thousands)
--------------------------------------------   ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.1%
   FNMA
         2.798%, 02/11/09 (F)                  $           300   $           297
         2.611%, 02/02/09 (F)                            2,800             2,772
         2.621%, 12/10/08 (F)                            1,650             1,642
   FHLMC
         2.717%, 02/09/09 (F)                            1,021             1,010
         2.102%, 11/03/08 (F)                            8,379             8,364
                                                                 ---------------
Total U.S. Government Agency Obligations
   (Cost $14,089) ($ Thousands)                                           14,085
                                                                 ---------------
Total Investments -- 119.2%
   (Cost $1,659,619) ($ Thousands)                               $     1,490,625
                                                                 ===============
COMMON STOCK SOLD SHORT -- (13.8)%
CONSUMER DISCRETIONARY -- (2.7)%
Amazon.com*                                            (10,700)             (779)
Apollo Group, Cl A*                                    (24,545)           (1,456)
Autozone*                                                 (648)              (80)
Centex                                                 (97,100)           (1,573)
Central European Media Enterprises, Cl A*              (33,969)           (2,222)
Choice Hotels International                            (32,900)             (892)
Clear Channel Outdoor Holdings, Cl A*                  (26,300)             (360)
CTC Media*                                              (2,036)              (31)
DR Horton                                             (173,324)           (2,257)
DreamWorks Animation SKG, Cl A*                        (47,866)           (1,505)
Eastman Kodak                                          (10,800)             (166)
EW Scripps, Cl A                                       (38,503)             (272)
Gannett                                                (18,643)             (315)
Goodyear Tire & Rubber*                                (58,800)             (900)
Hillenbrand                                            (20,634)             (416)
International Game Technology                           (2,000)              (34)
KB Home                                                (33,049)             (650)
Lamar Advertising, Cl A*                                (6,664)             (206)
Las Vegas Sands*                                       (40,600)           (1,466)
Lennar, Cl A                                          (114,600)           (1,741)
Liberty Media - Entertainment, Cl A*                    (8,480)             (212)
Liz Claiborne                                           (7,775)             (128)
LKQ*                                                   (31,316)             (531)
Marriott International, Cl A                            (2,800)              (73)
MDC Holdings                                            (5,790)             (212)
MGM Mirage*                                            (58,000)           (1,653)
Newell Rubbermaid                                      (86,500)           (1,493)
News, Cl A                                             (24,300)             (291)
Nike, Cl B                                             (12,900)             (863)
OfficeMax                                              (20,067)             (178)
O'Reilly Automotive*                                   (72,373)           (1,937)
Orient-Express Hotels, Cl A                            (33,000)             (796)
priceline.com*                                         (16,500)           (1,129)
Pulte Homes                                           (124,000)           (1,732)
Regal Entertainment Group, Cl A                        (78,009)           (1,231)

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
Royal Caribbean Cruises                                (10,364)  $          (215)
Saks*                                                  (57,800)             (535)
Scientific Games, Cl A*                                (54,600)           (1,257)
Scripps Networks Interactive, Cl A                      (1,800)              (65)
Ticketmaster*                                          (22,000)             (236)
Toll Brothers*                                         (26,267)             (663)
Washington Post, Cl B                                     (300)             (167)
Weight Watchers International                          (31,176)           (1,141)
                                                                 ---------------
                                                                         (34,059)
                                                                 ---------------
CONSUMER STAPLES -- (0.4)%
Central European Distribution*                         (19,200)             (872)
Dr Pepper Snapple Group*                               (34,199)             (906)
Energizer Holdings*                                    (23,424)           (1,887)
Estee Lauder, Cl A                                      (5,400)             (270)
Hansen Natural*                                         (8,744)             (265)
JM Smucker                                              (2,426)             (123)
Smithfield Foods*                                      (39,400)             (626)
                                                                 ---------------
                                                                          (4,949)
                                                                 ---------------
ENERGY -- (1.8)%
Atwood Oceanics*                                          (947)              (34)
BJ Services                                            (27,600)             (528)
Cabot Oil & Gas                                        (32,900)           (1,189)
Cameco                                                 (48,800)           (1,089)
Chesapeake Energy                                      (74,544)           (2,673)
Delta Petroleum*                                       (73,300)             (995)
Denbury Resources*                                      (4,700)              (89)
Diamond Offshore Drilling                               (6,403)             (660)
Dril-Quip*                                             (15,400)             (668)
Enbridge                                               (46,200)           (1,760)
Encore Acquisition*                                     (3,718)             (155)
Exterran Holdings*                                     (19,800)             (633)
Foundation Coal Holdings                               (10,800)             (384)
Frontier Oil                                            (5,400)              (99)
Global Industries*                                    (111,386)             (773)
Goodrich Petroleum*                                    (23,100)           (1,007)
Hercules Offshore*                                      (9,900)             (150)
Holly                                                  (35,100)           (1,015)
National Oilwell Varco*                                (13,100)             (658)
Overseas Shipholding Group                              (3,703)             (216)
PetroHawk Energy*                                      (44,600)             (965)
Range Resources                                        (68,073)           (2,918)
Rowan                                                   (3,400)             (104)
SandRidge Energy*                                      (10,500)             (206)
Teekay Shipping                                        (24,229)             (639)
Tetra Technologies*                                     (6,152)              (85)
TransCanada                                            (55,100)           (1,992)
Transocean                                              (3,700)             (406)
Unit*                                                     (544)              (27)
                                                                 ---------------
                                                                         (22,117)
                                                                 ---------------


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 71

SCHEDULE OF INVESTMENTS

September 30, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
FINANCIALS -- (2.0)%
Affiliated Managers Group*                              (3,662)  $          (303)
Alexandria Real Estate Equities+                        (4,200)             (473)
Arthur J. Gallagher                                     (5,800)             (149)
Assured Guaranty                                       (54,700)             (889)
AvalonBay Communities+                                  (5,800)             (571)
Bancorpsouth                                            (2,500)              (70)
Brown & Brown                                          (23,100)             (499)
CapitalSource+                                         (87,771)           (1,080)
Citigroup                                             (105,000)           (2,154)
Commerce Bancshares                                     (6,200)             (288)
Conseco*                                               (83,069)             (292)
Digital Realty Trust+                                   (1,500)              (71)
Federal Realty Investment Trust+                        (4,600)             (394)
Fidelity National Financial, Cl A                      (76,712)           (1,128)
First American                                         (21,600)             (637)
First Horizon National                                (214,511)           (2,008)
Forest City Enterprises, Cl A                          (50,800)           (1,558)
Goldman Sachs Group                                     (4,039)             (517)
HCC Insurance Holdings                                 (14,400)             (389)
Jefferies Group                                        (50,219)           (1,125)
Lazard, Cl A                                           (12,700)             (543)
Legg Mason                                             (41,566)           (1,582)
Markel*                                                   (600)             (211)
Marshall & Ilsley                                      (54,820)           (1,105)
Mercury General                                         (7,500)             (411)
MF Global*                                              (7,084)              (31)
MGIC Investment                                        (58,460)             (411)
Morgan Stanley                                          (8,116)             (187)
MSCI, Cl A*                                             (8,529)             (205)
Nationwide Financial Services, Cl A                     (6,968)             (344)
OneBeacon Insurance Group, Cl A                         (3,786)              (80)
Sovereign Bancorp                                      (69,095)             (273)
Student Loan                                              (872)              (81)
TFS Financial                                          (87,400)           (1,094)
UDR+                                                   (10,646)             (278)
Ventas+                                                (60,088)           (2,970)
Webster Financial                                       (5,752)             (145)
XL Capital, Cl A                                       (54,802)             (983)
                                                                 ---------------
                                                                         (25,529)
                                                                 ---------------
HEALTH CARE -- (1.6)%
Advanced Medical Optics*                               (10,000)             (178)
Amylin Pharmaceuticals*                                 (3,467)              (70)
BioMarin Pharmaceuticals*                              (85,708)           (2,270)
Brookdale Senior Living                                (65,700)           (1,445)
Celgene*                                                (8,400)             (532)
Henry Schein*                                          (14,800)             (797)
Hologic*                                               (43,197)             (835)
Lincare Holdings*                                      (30,714)             (924)
Millipore*                                              (7,300)             (502)
Mylan Laboratories*                                   (152,099)           (1,737)

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
NuVasive*                                              (28,600)  $        (1,411)
Omnicare                                               (17,800)             (512)
Onyx Pharmaceuticals*                                  (24,900)             (901)
Perrigo                                                (42,729)           (1,643)
Resmed*                                                (18,800)             (808)
Schering-Plough                                        (28,800)             (532)
Tenet Healthcare*                                     (363,300)           (2,016)
Varian Medical Systems*                                 (2,700)             (154)
VCA Antech*                                            (57,400)           (1,692)
Vertex Pharmaceuticals*                                (39,100)           (1,300)
Waters*                                                   (371)              (22)
                                                                 ---------------
                                                                         (20,281)
                                                                 ---------------
INDUSTRIALS -- (1.4)%
Aecom Technology*                                      (28,600)             (699)
Alexander & Baldwin                                    (11,600)             (511)
Alliant Techsystems*                                    (1,500)             (141)
AMR*                                                  (111,517)           (1,095)
Copa Holdings, Cl A                                    (12,513)             (407)
Corporate Executive Board                               (8,204)             (256)
Corrections Corp of America*                              (922)              (23)
Covanta Holding*                                        (5,872)             (141)
Delta Air Lines*                                       (42,403)             (316)
Dun & Bradstreet                                        (9,552)             (901)
Expeditors International of Washington                 (12,600)             (439)
FTI Consulting*                                        (51,972)           (3,754)
General Cable*                                         (18,400)             (656)
IHS, Cl A*                                             (13,900)             (662)
John Bean Technologies*                                 (7,722)              (98)
Kennametal                                             (33,500)             (909)
McDermott International*                                (8,583)             (219)
Oshkosh Truck                                          (51,316)             (675)
Pall                                                   (13,600)             (468)
Pitney Bowes                                           (76,584)           (2,547)
Quanta Services*                                       (50,300)           (1,359)
Shaw Group*                                            (13,900)             (427)
Southwest Airlines                                     (77,900)           (1,130)
SPX                                                     (1,700)             (131)
                                                                 ---------------
                                                                         (17,964)
                                                                 ---------------
INFORMATION TECHNOLOGY -- (2.5)%
Alliance Data Systems*                                  (9,676)             (613)
Amphenol, Cl A                                         (31,400)           (1,260)
Ansys*                                                 (11,916)             (451)
Applied Materials                                      (43,700)             (661)
Autodesk*                                               (6,900)             (231)
AVX                                                    (17,400)             (177)
Cadence Design Systems*                               (200,700)           (1,357)
Ciena*                                                 (25,045)             (252)
Cognizant Technology Solutions, Cl A*                  (27,100)             (619)
CommScope*                                             (31,200)           (1,081)
Concur Technologies*                                   (31,300)           (1,198)


    72 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
EchoStar, Cl A*                                        (12,900)  $          (311)
Electronic Arts*                                       (19,900)             (736)
Equinix*                                               (36,800)           (2,556)
Fiserv*                                                (21,052)             (996)
Iron Mountain*                                         (78,200)           (1,909)
Itron*                                                  (9,423)             (834)
Kla-Tencor                                             (31,200)             (987)
Lam Research*                                          (48,962)           (1,542)
Linear Technology                                      (63,784)           (1,956)
Micron Technology*                                    (148,100)             (600)
Molex                                                  (47,500)           (1,066)
Motorola                                               (21,800)             (156)
NeuStar, Cl A*                                         (14,000)             (278)
Novell*                                                (29,400)             (151)
Novellus Systems*                                      (57,800)           (1,135)
Nuance Communications*                                 (18,438)             (225)
Nvidia*                                                (79,000)             (846)
ON Semiconductor*                                     (101,700)             (687)
Rambus*                                               (129,942)           (1,670)
Red Hat*                                               (58,100)             (876)
Salesforce.com*                                        (28,700)           (1,389)
SanDisk*                                               (32,746)             (640)
Tellabs*                                               (24,500)              (99)
Varian Semiconductor Equipment
Associates*                                            (45,808)           (1,151)
Vishay Intertechnology*                                (11,797)              (78)
                                                                 ---------------
                                                                         (30,774)
                                                                 ---------------
MATERIALS -- (0.9)%
Albemarle                                               (6,600)             (204)
Aptargroup                                             (11,700)             (458)
Bemis                                                   (1,840)              (48)
Century Aluminum*                                      (53,890)           (1,492)
Eagle Materials                                        (48,333)           (1,081)
Greif, Cl A                                             (7,138)             (468)
Huntsman                                               (46,800)             (590)
Ivanhoe Mines*                                        (155,100)             (940)
Owens-Illinois*                                        (15,808)             (465)
Scotts Miracle-Gro, Cl A                               (19,321)             (457)
Sealed Air                                              (3,100)              (68)
Silver Standard Resources*                             (31,800)             (526)
Temple-Inland                                           (8,000)             (122)
Weyerhaeuser                                           (63,704)           (3,859)
                                                                 ---------------
                                                                         (10,778)
                                                                 ---------------

                                                                   Market Value
Description                                         Shares        ($ Thousands)
--------------------------------------------   ---------------   ---------------
TELECOMMUNICATION SERVICES -- (0.3)%
Embarq                                                 (30,399)  $        (1,233)
Frontier Communications                               (101,057)           (1,162)
MetroPCS Communications*                               (43,600)             (610)
NII Holdings*                                          (23,400)             (887)
                                                                 ---------------
                                                                          (3,892)
                                                                 ---------------
UTILITIES -- (0.2)%
American Water Works                                    (6,527)             (140)
Constellation Energy Group                             (17,000)             (413)
Mirant*                                                (31,497)             (576)
NSTAR                                                   (4,900)             (164)
PPL                                                    (19,800)             (733)
Vectren                                                 (3,800)             (106)
                                                                 ---------------
                                                                          (2,132)
                                                                 ---------------
Total Common Stock Sold Short
   (Proceeds $(207,537)) ($ Thousands)                                  (172,475)
                                                                 ---------------

A summary of the open futures contracts held by the Fund at September 30, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                                                        UNREALIZED
                            NUMBER OF                  APPRECIATION
TYPE OF                     CONTRACTS    EXPIRATION   (DEPRECIATION)
CONTRACT                  LONG (SHORT)      DATE       ($ THOUSANDS)
--------                  ------------   ----------   --------------
10-Year Swap                  (283)       Dec-2008       $    576
30-Day FED Fund                (12)       Oct-2008            (19)
90-Day Euro$                    55        Mar-2009            (86)
90-Day Euro$                   153        Jun-2009            296
90-Day Euro$                   104        Sep-2009            163
90-Day Euro$                     4        Dec-2009             (8)
90-Day Euro$                   (20)       Mar-2010            (65)
90-Day Euro$                  (119)       Jun-2010           (346)
90-Day Euro$                   (18)       Mar-2011            (27)
90-Day Euro$                    (5)       Jun-2011             (1)
90-Day Euro$                    (3)       Sep-2011              0
90-Day Euro$                    (9)       Dec-2011             (7)
90-Day Euro$                    (9)       Mar-2012             (8)
90-Day Euro$                    (4)       Jun-2012             (1)
90-Day Euro$                    (4)       Sep-2012             (2)
S&P Composite Index            713        Dec-2008        (14,732)
U.S. 10-Year Note             (207)       Dec-2008            198
U.S. 2-Year Note               241        Dec-2008            290
U.S. 5-Year Note                68        Dec-2008             13
U.S. Long Treasury Bond        (93)       Dec-2008             57
                                                         --------
                                                         $(13,709)
                                                         ========


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 73

SCHEDULE OF INVESTMENTS

September 30, 2008

A summary of outstanding swap agreements held by the Fund at September 30, 2008, is as follows (see Note 2 in Notes to Financial Statements):

                              CREDIT DEFAULT SWAPS

                                                                                                                  NET UNREALIZED
                                                                             (PAYS)/                  NOTIONAL     APPRECIATION
                                                                 BUY/SELL   RECEIVES  TERMINATION      AMOUNT     (DEPRECIATION)
COUNTERPARTY                REFERENCE ENTITY/OBLIGATION         PROTECTION    RATE        DATE     ($ THOUSANDS)   ($ THOUSANDS)
-------------------  -----------------------------------------  ----------  --------  -----------  -------------  --------------
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.35)%    12/20/13       $  750         $    2
Bank Of America      Alcan Inc., 4.875%, 09/15/12                   Buy      (0.32)     03/20/14          650              3
Goldman Sachs        Anheuser-Busch Cos Inc., 5.625%, 10/01/10      Buy      (1.08)     09/20/13          750             (1)
Barclays             Anheuser-Busch Cos Inc., 5.625%, 10/01/10      Buy      (1.08)     09/20/13          750             (2)
Bank Of America      Autozone Inc., 5.875%, 10/15/20                Buy      (0.44)     12/20/11          750              6
JPMorgan Chase Bank  Autozone Inc., 5.875%, 10/15/20                Buy      (0.46)     12/20/11          750              6
Bank Of America      Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          750              7
JPMorgan Chase Bank  Black & Decker Corp., 7.125%, 06/01/11         Buy      (0.55)     12/20/11          750             17
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09               Buy      (0.66)     03/20/13        1,250              8
Goldman Sachs        Borgwarner Inc., 6.50%, 02/15/09               Buy      (0.80)     03/20/13        1,000              1
Bank Of America      Campbell Soup Co., 4.875, 10/01/13             Buy      (0.20)     06/20/14        1,150              5
JPMorgan Chase Bank  Carnival Corp., 6.65%, 01/15/28                Buy      (0.22)     06/20/12          650             19
Goldman Sachs        CDX.NA.LG.9 Index                              Buy      (0.60)     12/20/12        1,250             10
Goldman Sachs        Centurytel Inc., 6.00%, 04/01/17               Buy      (1.10)     03/20/13        1,250             18
JPMorgan Chase Bank  CMBX.NA.A 2 Index                              Buy      (0.25)     03/15/49        1,000            235
Goldman Sachs        CMBX.NA.A 3 Index                              Buy      (0.62)     12/13/49        1,000             13
Bank Of America      Computer Science Corp., 5.00%, 02/15/13        Buy      (0.65)     06/20/13        1,500             (6)
Bank Of America      Darden Restaurants Inc., 7.125%, 02/01/16      Buy      (0.45)     12/20/11          750             27
Merrill Lynch        Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.25)     12/20/13          750             21
JPMorgan Chase Bank  Dow Chemical Inc., 6.00%, 10/01/12             Buy      (0.26)     12/20/13          750              9
JPMorgan Chase Bank  Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11          750             13
Bank Of America      Gap Inc., 8.80%, 12/15/08                      Buy      (1.18)     12/20/11          750             12
JPMorgan Chase Bank  Hasbro Inc., 2.75%, 12/01/21                   Buy      (0.39)     12/20/11          750             15
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.37)     12/20/13          750             38
Bank Of America      Johnson Controls Inc., 7.125%, 07/15/17        Buy      (0.39)     12/20/13          750             17
JPMorgan Chase Bank  Jones Apparel Group., 5.125%, 11/15/14         Buy      (0.77)     12/20/11          750             36
Merrill Lynch        Kroger Co. 5.50%, 02/01/13                     Buy      (0.64)     03/20/13        1,500             (5)
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.95)     03/20/13        1,000            (12)
Bank Of America      Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.60)     09/20/13        1,250              6
Merrill Lynch        Lowes Companies Inc., 8.25%, 06/01/10          Buy      (0.13)     12/20/11          750              8
Merrill Lynch        Lubrizol Corp., 7.25%, 06/15/25                Buy      (0.45)     12/20/11          750              4
JPMorgan Chase Bank  Lubrizol Corp., 7.25%, 06/15/35                Buy      (0.45)     12/20/11          750              4
Bank Of America      Lubrizol Corp., 7.25%, 06/15/25                Buy      (0.81)     09/20/13          500             --
Bank Of America      Masco Corp., 5.875%, 07/15/12                  Buy      (0.73)     12/20/13          750             39
Merrill Lynch        MDC Holdings Inc., 5.50%, 05/15/13             Buy      (0.90)     12/20/11          750             10
Bank Of America      Meadwestavaco Corp., 6.85%, 04/01/12           Buy      (0.48)     12/20/11          750             19
Bank Of America      MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13          750            252
JPMorgan Chase Bank  MGIC Investment Corp., 6.00%, 11/01/15         Buy      (0.35)     12/20/13          750            213
JPMorgan Chase Bank  Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          750             19
Merrill Lynch        Nordstrom Inc., 6.95%, 03/15/28                Buy      (0.28)     12/20/13          750             19
Bank Of America      Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11          750             23
JPMorgan Chase Bank  Nucor Corp., 4.875%, 10/01/12                  Buy      (0.22)     12/20/11          750             10
Bank Of America      Pitney Bowes Inc., 4.625%, 10/01/12            Buy      (0.14)     12/20/11        1,500             18
JPMorgan Chase Bank  PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          750            283
Bank Of America      PMI Group Inc., 6.00%, 09/15/16                Buy      (0.35)     12/20/13          750            282
JPMorgan Chase Bank  PPG Industries Inc., 7.05%, 08/15/09           Buy      (0.20)     12/20/11          750             12
JPMorgan Chase Bank  Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13          750            363
Bank Of America      Radian Group Inc., 7.75%, 06/01/11             Buy      (0.39)     12/20/13          750            395
Merrill Lynch        RR Donnelley & Sons, 4.95%, 04/01/14           Buy      (0.69)     12/20/11          750             17
Bank Of America      Safeway Inc., 5.80%, 08/15/12                  Buy      (0.59)     03/20/13        1,250              1
JPMorgan Chase Bank  Safeway Inc., 5.80%, 08/15/12                  Buy      (0.64)     03/20/13        1,250             (1)
Bank Of America      Southwest Airlines Co., 6.50%, 03/01/12        Buy      (1.40)     06/20/13          750              2
Merrill Lynch        Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11          750             43
JPMorgan Chase Bank  Southwest Airlines Co., 6.50%, 03/01/12        Buy      (0.27)     12/20/11          750             43
Bank Of America      The Limited Inc., 6.125%, 12/01/12             Buy      (0.48)     12/20/11          750             46
Bank Of America      TJX Companies Inc., 7.45%, 12/15/09            Buy      (0.19)     12/20/11          750              4
JPMorgan Chase Bank  Washington Mutual Co., 5.25%, 09/15/17         Buy      (0.32)     03/20/12          700            244
Bank Of America      Weyerhaeuser Company, 6.75%, 03/15/12          Buy      (0.45)     12/20/11          350             11
Merrill Lynch        Weyerhaeuser Company, 6.75%, 03/15/12          Buy      (0.45)     03/20/12          750             27
JPMorgan Chase Bank  Whirlpool Corp., 7.75%, 07/15/16               Buy      (0.34)     12/20/11          750             28
Goldman Sachs        Whirlpool Corp., 7.75%, 07/15/16               Buy      (1.02)     09/20/13        1,000              5
                                                                                                                      ------
                                                                                                                      $2,961
                                                                                                                      ======


     74 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

                               TOTAL RETURN SWAPS



COUNTERPARTY          REFERENCE ENTITY/OBLIGATION            FUND PAYS                     FUND RECEIVES            TERMINATION DATE
-------------------  -----------------------------  --------------------------  ----------------------------------  ----------------
Bank Of America      BAS AAA 10YR CMBS Daily Index  Negative Spread Return      Initial Index Spread Plus 0 bps         10/01/08
Bank Of America      BAS AAA 10YR CMBS Daily Index  Negative Spread Return      Initial Index Spread Minus 10 bps       10/31/08
Bank Of America      BAS AAA 10YR CMBS Daily Index  Negative Spread Return      Initial Index Spread Minus 115 bps      12/31/08
Bank Of America      BAS AAA 10YR CMBS Daily Index  Negative Spread Return      Initial Index Spread Minus 95 bps       01/30/09
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index  Negative Spread Return      Initial Index Spread Minus 150 bps      03/31/09
JPMorgan Chase Bank  BAS AAA 10YR CMBS Daily Index  Negative Spread Return      Initial Index Spread Minus 70 bps       10/31/08
Merrill Lynch        S&P 500 Total Return Index     3-Month LIBOR Minus 12 bps  Price Return                            12/25/08

                                      NET UNREALIZED
                     NOTIONAL AMOUNT   DEPRECIATION
COUNTERPARTY          ($ THOUSANDS)    ($ THOUSANDS)
-------------------  ---------------  --------------
Bank Of America          $ 5,000         $  (383)
Bank Of America           18,000          (1,376)
Bank Of America           12,000            (918)
Bank Of America           13,000            (994)
JPMorgan Chase Bank        5,000              --
JPMorgan Chase Bank       12,000            (918)
Merrill Lynch             23,344          (1,873)
                                         -------
                                         $(6,462)
                                         =======

Percentages are based on Net Assets of $1,250,704 ($ Thousands).

*    Non-income producing security.

**   Rate shown is the 7-day effective yield as of September 30, 2008.

+    Real Estate Investment Trust.

++   Investment in Affiliated Security (see Note 3).

(A) All or a portion of this security is held as collateral for securities sold short. The total value of collateral for securities sold short at September 30, 2008 was $543,973 ($ Thousands).

(B) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on September 30, 2008. The coupon on a step bond changes on a specific date.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2008.

(D) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may not be sold to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(E) Security, or portion thereof has been pledged as collateral on open futures contracts.

(F) Zero Coupon Bond -- The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ABS -- Asset-Based Security

ADR -- American Depositary Receipt

ARM -- Adjustable Rate Mortgage

Cl -- Class

CMBS -- Commercial Mortgage-Backed Securities

CMO -- Collateralized Mortgage Obligation

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

IO -- Interest Only -- face amount represents notional amount

LLC -- Limited Liability Company

NIM -- Net Interest Margin

Ser -- Series

STRIPS -- Separately Traded Registered Interest and Principal Securities

TBA -- To Be Announced

TIPS -- Treasury Inflation Protected Security

Amounts designated as "--" are $0 or rounded to $0.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 75

Statement of Assets and Liabilities ($ Thousands)

September 30, 2008

                                                                              LARGE CAP DIVERSIFIED
                                                                                    ALPHA FUND
                                                                              ---------------------
ASSETS:
      Investments at value+                                                    $         1,419,615
      Affiliated investment, at value++                                                     71,010
      Receivable for investment securities sold                                             81,775
      Receivable for fund shares sold                                                       19,249
      Receivable for variation margin                                                       10,190
      Dividends and interest receivable                                                      2,171
      Restricted cash held for securities sold short                                         1,862
      Prepaid expenses                                                                          10
                                                                               -------------------
      Total Assets                                                                       1,605,882
                                                                               -------------------
LIABILITIES:
      Payable for investment securities purchased                                          173,874
      Payable for securities sold short++++                                                172,475
      Swap contracts, at value+++++                                                          2,889
      Margin call                                                                            2,050
      Payable to custodian                                                                   1,503
      Payable for variation margin                                                             684
      Payable for fund shares redeemed                                                         606
      Investment advisory fees payable                                                         430
      Administration fees payable                                                              381
      Shareholder servicing fees payable Class A                                               193
      Overdraft of foreign currency, at value+++                                                17
      Chief Compliance Officer fees payable                                                      4
      Accrued expense payable                                                                   72
                                                                               -------------------
      Total Liabilities                                                                    355,178
                                                                               -------------------
      Net Assets                                                               $         1,250,704
                                                                               -------------------
    + Cost of investments and repurchase agreements                                      1,588,609
   ++ Cost of affiliated investments                                                        71,010
  +++ Cost of foreign currency                                                                  19
 ++++ Proceeds from securities sold short                                                 (207,537)
+++++ Premiums received/(paid)                                                                 612
NET ASSETS:
      Paid-in Capital -- (unlimited authorization -- no par value)             $         1,588,027
      Undistributed net investment income                                                    2,555
      Accumulated net realized loss on investments, securities sold short,
         option contracts, futures, swap contracts and foreign currency                   (188,737)
      Net unrealized depreciation on investments, affiliated
         investments, securities sold short and option contracts                          (133,932)
      Net unrealized depreciation on futures contracts                                     (13,709)
      Net unrealized depreciation on swap contracts                                         (3,501)
      Net unrealized appreciation on forward foreign currency
         contracts, foreign currencies and translation of other assets and
         liabilities denominated in foreign currencies                                           1
                                                                               -------------------
      Net Assets                                                                        $1,250,704
                                                                               -------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class A            $              8.23
                                                                                 ($1,250,304,149 /
                                                                               151,982,418 shares)
                                                                               -------------------
Net Asset Value, Offering and Redemption Price Per Share -- Class I            $              8.22
                                                                                       ($400,332 /
                                                                                    48,676 shares)
                                                                               -------------------

The accompanying notes are an integral part of the financial statements.


    76  SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Statement of Operations ($ Thousands)

For the year ended September 30, 2008

                                                               LARGE CAP
                                                              DIVERSIFIED
                                                               ALPHA FUND
                                                              -----------
INVESTMENT INCOME:
   Dividends                                                   $  24,407
   Dividends from Affiliated Investments*                          4,264
   Interest Income                                                 9,568
   Less: Foreign Taxes Withheld                                      (38)
                                                               ---------
   Total Investment Income                                        38,201
                                                               ---------
EXPENSES:
   Investment Advisory Fees                                        5,947
   Administration Fees                                             5,314
   Shareholder Servicing Fees (A)                                  3,795
   Trustee Fees                                                       23
   Chief Compliance Officer Fees                                       4
   Shareholder Servicing Fees (I)                                      1
   Administration Servicing Fees (I)                                   1
   Dividend Expense on Short Sales                                 4,322
   Interest Expense on Short Sales                                 1,697
   Custodian/Wire Agent Fees                                          96
   Printing Fees                                                      93
   Professional Fees                                                  57
   Registration Fees                                                  11
   Other Expenses                                                     49
                                                               ---------
   Total Expenses                                                 21,410
                                                               ---------
   Less:
   Waiver of Investment Advisory Fees                                (50)
   Waiver of Shareholder Servicing Fees (A)                         (916)
                                                               ---------
   Net Expenses                                                   20,444
                                                               ---------
NET INVESTMENT INCOME                                             17,757
                                                               ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   NET REALIZED GAIN (LOSS) ON:
   Investments                                                  (106,881)
   Securities Sold Short                                          26,844
   Futures Contracts                                             (56,638)
   Written Options                                                     7
   Swap Contracts                                                (27,127)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
   Investments                                                  (316,639)
   Securities Sold Short                                          39,397
   Futures Contracts                                             (24,211)
   Written Options                                                    35
   Swap Contracts                                                 (1,055)
   Foreign Currency and Translation of Other Assets and
      Liabilities Denominated in Foreign Currencies                    2
                                                               ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS           $(448,509)
                                                               ---------

*    See Note 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 77

Statement of Changes in Net Assets ($ Thousands)

For the years ended September 30,

                                                   LARGE CAP DIVERSIFIED
                                                         ALPHA FUND
                                                  -----------------------
                                                     2008         2007
                                                  ----------   ----------
OPERATIONS:
   Net Investment Income                          $   17,757   $   16,920
   Net Realized Gain (Loss) from Investments,
      Securities Sold Short, Futures Contracts,
      Written Options and Swap Contracts            (163,795)      59,820
   Net Realized Loss on Foreign Currency
      Transactions                                        --           (1)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments, Affiliated
      Investments, Securities Sold Short,
      Futures Contracts, Written Options and
      Swap Contracts                                (302,473)     108,322
   Net Change in Unrealized Appreciation on
      Foreign Currency and Translation of Other
      Assets and Liabilities Denominated in
      Foreign Currency                                     2            1
                                                  ----------   ----------
   Net Increase (Decrease) in Net Assets
      Resulting from Operations                     (448,509)     185,062
                                                  ----------   ----------
DIVIDENDS AND DISTRIBUTIONS FROM:
   Net Investment Income:
      Class A                                        (19,433)     (15,519)
      Class I                                             (5)          (2)
   Net Realized Gains:
      Class A                                        (63,042)      (7,983)
      Class I                                            (19)          --
                                                  ----------   ----------
   Total Dividends and Distributions                 (82,499)     (23,504)
                                                  ----------   ----------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
      Proceeds from Shares Issued                    510,287      731,868
      Reinvestment of Dividends & Distributions       81,901       23,418
      Cost of Shares Redeemed                       (465,367)    (344,582)
                                                  ----------   ----------
   Increase in Net Assets Derived from Class A
      Transactions                                   126,821      410,704
                                                  ----------   ----------
   Class I:
      Proceeds from Shares Issued                         61          758
      Reinvestment of Dividends & Distributions           24            3
      Cost of Shares Redeemed                            (35)        (304)
                                                  ----------   ----------
   Increase in Net Assets Derived from Class I
      Transactions                                        50          457
                                                  ----------   ----------
   Increase in Net Assets Derived from Capital
      Share Transactions                             126,871      411,161
                                                  ----------   ----------
   Net Increase (Decrease) in Net Assets            (404,137)     572,719
                                                  ----------   ----------
NET ASSETS:
   BEGINNING OF YEAR                               1,654,841    1,082,122
                                                  ----------   ----------
   END OF YEAR                                    $1,250,704   $1,654,841
                                                  ----------   ----------
   UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED
      IN NET ASSETS AT YEAR END                   $    2,555   $    4,550
                                                  ----------   ----------

(1)  See Note 4 in Notes to Financial Statements for additional information.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     78 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Financial Highlights

For the years or period ended September 30, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods


                                             Net
                                           Realized
                                             and                                 Distributions                    Total
                Net Asset                 Unrealized                 Dividends       from                       Dividends,
                  Value,        Net         Gains                    from Net       Realized                  Distributions
                Beginning   Investment   (Losses) on   Total from   Investment      Capital        Return       and Return
                of Period    Income(1)    Securities   Operations     Income         Gains       of Capital     of Capital
                ---------   ----------   -----------   ----------   ----------   -------------   ----------   -------------
LARGE CAP DIVERSIFIED ALPHA FUND
   Class A
      2008        $11.78       $0.13      $(3.11)        $(2.98)      $(0.13)        $(0.44)         $--         $(0.57)
      2007         10.38        0.14        1.47           1.61        (0.13)         (0.08)          --          (0.21)
      2006(2)      10.00        0.10        0.34           0.44        (0.06)            --           --          (0.06)
   Class I
      2008        $11.78       $0.09      $(3.11)        $(3.02)      $(0.10)        $(0.44)         $--         $(0.54)
      2007         10.38        0.11        1.48           1.59        (0.11)         (0.08)          --          (0.19)
      2006(3)      10.28        0.01        0.09           0.10           --             --           --             --

                                                                                    Ratio of
                                                                      Ratio of      Expenses
                                                                      Expenses     to Average
                                                                     to Average    Net Assets    Ratio of Net
                                                        Ratio of     Net Assets    (Excluding     Investment
                 Net Asset               Net Assets     Expenses     (Excluding     Fees Paid       Income      Portfolio
                Value, End    Total    End of Period   to Average    Fees Paid     Indirectly     to Average     Turnover
                 of Period   Return+    ($Thousands)   Net Assets   Indirectly)   and Waivers)    Net Assets      Rate+
                ----------   -------   -------------   ----------   -----------   ------------   ------------   ---------
LARGE CAP DIVERSIFIED ALPHA FUND
   Class A
      2008        $ 8.23     (26.42)%    $1,250,304      1.35%(5)     1.35%(5)        1.41%          1.17%         93%
      2007         11.78      15.64       1,654,324      1.21(4)      1.21(4)         1.29           1.25          84
      2006(2)      10.38       4.44       1,082,101      1.09++       1.09++          1.16           1.18          72
   Class I
      2008        $ 8.22     (26.70)%    $      400      1.60%(5)     1.60%(5)        1.66%          0.92%         93%
      2007         11.78      15.42             517      1.46(4)      1.46(4)         1.54           0.99          84
      2006(3)      10.38       0.97              21      1.08++       1.08++          1.15           1.12          72

+ Returns and turnover rates are for the period indicated and have not been annualized.

++ The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.95% and 0.75% for Class A and Class I Shares, respectively.

(1)  Per share net investment income calculated using average shares.

(2) Commenced operations on December 14, 2005. All ratios for the period have been annualized.

(3) Commenced operations on September 14, 2006. All ratios for the period have been annualized.

(4) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 0.94% and 1.20% for Class A and Class I Shares, respectively.

(5) The expense ratios include dividend expense and interest expense on securities sold short. Had these expenses been excluded the ratios would have been 1.15% and 1.40% for Class A and Class I, respectively.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 79

Notes to Financial Statements

September 30, 2008

1. ORGANIZATION

SEI Institutional Managed Trust (the "Trust") is organized as a Massachusetts business trust under a Declaration of Trust dated October 20, 1986.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with 19 Funds: Large Cap Value, Large Cap Growth, Tax-Managed Large Cap, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Tax-Managed Small Cap, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Tax-Managed Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond, Real Return Plus and Prime Obligation Funds (each a "Fund," collectively the "Funds"). The Trust is registered to offer: Class A shares of the Funds; Class E shares of the S&P 500 Fund; Class I shares of the Large Cap Value, Large Cap Growth, Large Cap Diversified Alpha, S&P 500 Index, Small Cap Value, Small Cap Growth, Small/Mid Cap Diversified Alpha, Mid-Cap, U.S. Managed Volatility, Global Managed Volatility, Real Estate, Enhanced Income, Core Fixed Income, High Yield Bond and Real Return Plus Funds; and Class Y shares of the Tax-Managed Large Cap Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objective, policies, and strategies.

As of September 30, 2008, the Real Return Plus and Prime Obligation Funds had not yet commenced operations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees. The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Fund's administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for the Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether the Fair Value Committee Meeting should be called based on the information provided.

Options and warrants for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing


     80 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 bid price. Options and warrants not traded on a national securities exchange are valued at the last quoted bid price.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the repurchase date of the repurchase agreement. The Fund also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker's custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust's policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balance with US Bank, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with US Bank on the following day.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative daily net assets.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class-specific expenses are allocated to the respective class on the basis of relative daily net assets.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Fund reports certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FUTURES CONTRACTS -- The Fund utilized futures contracts during the year or period ended September 30, 2008. The Fund's investments in futures contracts are designed to enable the Fund to more closely approximate the performance of its benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

OPTIONS/SWAPTIONS WRITING/PURCHASING -- The Fund may invest in financial options/swaptions contracts for the purpose of hedging its existing fund securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 81

September 30, 2008

or a loss on investment transactions. The Large Cap Diversified Alpha Fund had option/swaption contracts as of September 30, 2008 as disclosed in the Fund's Schedule of Investments.

The risk in writing a call option/swaption is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is that the Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is that the Fund pays a premium whether or not the option/swaption is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statement of Assets and Liabilities.

Written option transactions entered into during the year ended September 30, 2008 are summarized as follows:

                                     Number of      Premium
                                     Contracts   ($ Thousands)
                                     ---------   -------------
Balance at the beginning of period       43           $ 7
Written                                  --            --
Expired                                  --            --
Closing Buys                            (43)           (7)
                                        ---           ---
Balance at the end of period             --            --
                                        ===           ===

SECURITIES SOLD SHORT -- As consistent with the Fund's investment objectives, the Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SWAP AGREEMENTS -- A swap agreement is a two-party contract under which an agreement is made to exchange returns from pre-determined investments or instruments, including a particular interest rate, foreign currency, or "basket" of securities representing a particular index. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by the Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage the Fund's exposure to interest rates. Payments received or made are recorded as realized gains or loss. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the Fund's portfolio. In connection with swap agreements securities may be set aside as collateral by the Fund's custodian. The Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect the Fund's value from changes in interest rates, or to expose the Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.


     82 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

COLLATERALIZED DEBT OBLIGATIONS -- The Fund may invest in collateralized debt obligations ("CDOs"), which include collateralized loan obligations ("CLOs") and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared and paid to shareholders quarterly for the Large Cap Diversified Alpha Fund. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. Dividends and distributions are recorded on the ex-dividend date.

The Large Cap Diversified Alpha Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an amended and restated Administration and Transfer Agency Agreement dated December 10, 2003 under which the Administrator provides administrative and transfer agency services to the Fund for an annual fee of 0.35% of the average daily net assets of the Large Cap Diversified Alpha Fund. The Administrator has agreed voluntarily to waive all or a portion of its fee in order to limit the operating expenses of the Fund. Any such waiver is voluntary and may be terminated at any time at the Administrator's sole discretion.

INVESTMENT ADVISORY AGREEMENT -- SEI Investments Management Corporation ("SIMC") serves as investment adviser (the "Adviser") to the Fund. In connection with serving as Adviser, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. SIMC has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Fund, exclusive of short sale expenses, will not exceed certain voluntary expense limitations adopted by SIMC. These waivers may be terminated at any time. Accordingly, the advisory fee and voluntary expense limitations for the Fund are as follows:

                                                              Voluntary
                                                               Expense
                                                Voluntary    Limitations
                                    Advisory     Expense       Prior to
                                      Fees     Limitations     03/01/08
                                    --------   -----------   -----------
Large Cap Diversified Alpha Fund,
   Class A                           0.4000       0.9500        0.9500
Large Cap Diversified Alpha Fund,
   Class I                           0.4000       1.2000        1.2000

As of September 30, 2008, SIMC has entered into investment sub-advisory agreements with the following parties:

Investment Sub-Adviser

LARGE CAP DIVERSIFIED ALPHA FUND

Analytic Investors, LLC
Aronson + Johnson + Ortiz, LP
Delaware Management Company
INTECH Investment Management, LLC
Legg Mason Capital Management Inc.
Quantitative Management Associates LLC
Smith Breeden Associates, Inc.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI"), serves as the Fund's Distributor pursuant to a distribution agreement with the Trust. The Trust has adopted a shareholder


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 83

September 30, 2008

servicing plan for Class A and Class I shares (the "Shareholder Servicing Plans") under which a shareholder servicing fee of up to 0.25% of average daily net assets attributable to Class A and Class I shares will be paid to the Distributor. In addition to the Shareholder Servicing Plans, the Class I shares have adopted administrative service plans that provide for administrative service fees payable to the Distributor of up to 0.25% of the average daily net assets attributed to that class.

OTHER -- The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on fund transactions effected for the Trust in accordance with the rules of the Securities and Exchange Commission ("SEC"). Accordingly, it is expected that fund transactions may result in brokerage commissions being paid to the Distributor. SEC rules require that such commissions not exceed usual and customary commissions.

Such commissions for the year ended September 30, 2008 were as follows ($ Thousands):

Large Cap Diversified Alpha Fund   $96
                                   ---

Under both the Shareholder Servicing Plans and administrative service plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. For the year ended September 30, 2008, the Distributor retained 100% of the shareholder servicing fees, less the waiver, and 100% of the administration servicing fees.

Certain officers and/or trustees of the Trust are also officers of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

FEES PAID INDIRECTLY -- The Fund may direct certain fund trades to the Distributor who pays a portion of the Fund's expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, and the effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended September 30, 2008, can be found on the Statement of Operations.

INVESTMENT IN AFFILIATED SECURITY -- The Fund may invest the cash collateral from the securities lending program in the SEI Liquidity Fund, L.P.

4. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the Fund were as follows (Thousands):

For the years ended September 30,

                                            LARGE CAP
                                           DIVERSIFIED
                                            ALPHA FUND
                                     -----------------------
                                       10/1/07      10/1/06
                                     to 9/30/08   to 9/30/07
                                     ----------   ----------
Class A:
      Shares Issued                    51,288       65,075
      Shares Issued in Lieu of
         Dividends & Distributions      7,606        2,114
      Shares Redeemed                 (47,337)     (30,979)
                                      -------      -------
   Total Class A Transactions          11,557       36,210
                                      -------      -------
Class I:
      Shares Issued                         6           68
      Shares Issued in Lieu of
         Dividends & Distributions          2           --
      Shares Redeemed                      (3)         (27)
                                      -------      -------
   Total Class I Transactions               5           41
                                      -------      -------
   Net Increase in Capital
      Share Transactions               11,562       36,251
                                      -------      -------

Amounts designated as "--" are $0 or have been rounded to $0.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and proceeds from the sale of securities, other than temporary cash investments and futures, during the year or period ended September 30, 2008, were as follows:

                           U.S. Gov't         Other           Total
                          ($ Thousands)   ($ Thousands)   ($ Thousands)
                          -------------   -------------   -------------
LARGE CAP DIVERSIFIED
   ALPHA FUND
Purchases .............      $990,956        $622,953       $1,613,909
Sales .................       949,510         622,602        1,572,112

6. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of The Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United


     84 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

States. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to different treatment for gains and losses on paydowns of mortgage- and asset-backed securities for tax purposes, return of capital, swap income reclassification, nontaxable redemption in-kind gain/loss, distribution reclassification, REIT income reclassification and utilization of earnings and profits on shareholder redemptions and net operating losses have been reclassified to/from the following accounts as of September 30, 2008:

                                         Undistributed    Accumulated
                           Paid-in      Net Investment      Realized
                           Capital       Income/(Loss)    Gain/(Loss)
                        ($ Thousands)    ($ Thousands)   ($ Thousands)
                        -------------   --------------   -------------
Large Cap Diversified
   Alpha Fund                $--            $(314)            $314

The tax character of dividends and distributions paid during the years or period ended September 30, 2008 and September 30, 2007 (unless otherwise indicated) was as follows:

                                                              Long-term
                                          Ordinary Income    Capital Gain       Total
                                           ($ Thousands)    ($ Thousands)   ($ Thousands)
                                          ---------------   -------------   -------------
Large Cap Diversified Alpha Fund   2008       $51,516          $30,983           $82,499
                                   2007        15,521            7,983            23,504

As of September 30, 2008, the components of Distributable Earnings/(Accumulated Losses) were as follows:

                                                                                                                        Total
                                                                                                                    Distributable
                                   Undistributed      Capital           Post         Unrealized         Other          Earnings
                                      Ordinary          Loss          October       Appreciation      Temporary      (Accumulated
                                       Income      Carryforwards       Losses      (Depreciation)    Differences       Losses)
                                   ($ Thousands    ($ Thousands)   ($ Thousands)    ($ Thousands)   ($ Thousands)   ($ Thousands)
                                   -------------   -------------   -------------   --------------   -------------   -------------
Large Cap Diversified Alpha Fund       $2,506         $(3,489)       $(153,227)      $(183,163)          $50          $(337,323)

Post October losses represent losses realized on investment transactions from November 1, 2007 through September 30, 2008 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:


                                      Expires         Expires         Expires          Expires         Expires         Expires
                                        2016            2015            2014            2013            2012            2011
                                   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
                                   -------------   -------------   -------------   -------------   -------------   -------------
Large Cap Diversified Alpha Fund       $3,489           $--             $--             $--             $--             $--

                                                   Total Capital
                                      Expires           Loss
                                        2010       Carryforwards
                                   ($ Thousands)   ($ Thousands)
                                   -------------   -------------
Large Cap Diversified Alpha Fund        $--            $3,489

For Federal income tax purposes, the cost of securities owned at September 30, 2008, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at September 30, 2008, were as follows:

                           Federal       Appreciated     Depreciated    Net Unrealized
                           Tax Cost       Securities      Securities     Depreciation
                        ($ Thousands)   ($ Thousands)   ($ Thousands)    ($ Thousands)
                        -------------   -------------   -------------   --------------
Large Cap Diversified
   Alpha Fund             $1,705,351       $110,405       $(325,131)      $(214,726)

Management has analyzed the Funds' tax position taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provision for income tax would be required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed
33 1/3% of the total asset value of the Fund (including the loan collateral).
No Fund will lend portfolio securities to its Adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. Collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral between 102% and 105% of the market value of borrowed securities for domestic and foreign securities, respectively. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks,


     SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 85

Notes to Financial Statements (Concluded)

September 30, 2008

including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include the SEI Liquidity Fund L.P., repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rate corporate obligations, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity not to exceed 397 days. There is no guarantee that these investments will not lose value.

8. CONCENTRATIONS/RISKS

In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of September 30, 2008, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No.161 requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1"), DISCLOSURES ABOUT CREDIT DERIVATIVES AND CERTAIN GUARANTEES: AN AMENDMENT OF FASB STATEMENT NO. 133 AND FASB INTERPRETATION NO. 45; AND CLARIFICATION OF THE EFFECTIVE DATE OF FASB STATEMENT NO. 161. The FSP is intended to improve disclosures about credit derivatives by requiring more information about the potential adverse effects of changes in credit risk on the financial position, financial performance, and cash flows of the sellers of credit derivatives. It amends FASB Statement No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. The FSP also amends FIN 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS TO OTHERS, to require an additional disclosure about the current status of the payment/ performance risk of a guarantee. FSP 133-1 and FIN 45-4 is effective for reporting periods (annual or interim) ending after November 15, 2008. Management of the Fund is currently assessing the impact of adopting FSP No. FAS 133-1 and FIN 45-4.

10. OTHER MATTERS (Unaudited)

Due to volatility in the fixed income and equity markets, the market value of some of the Fund's holdings may currently be lower than shown in the Schedules of Investments ("SOI"). The values shown in the SOI's were the market values as of September 30, 2008 and do not reflect any market events after September 30, 2008.


    86 SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown do not apply to your specific investment.

                                    BEGINNING    ENDING                  EXPENSE
                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                     VALUE        VALUE       EXPENSE    DURING
                                     4/1/08      9/30/08      RATIOS     PERIOD*
                                   ----------   ---------   ----------   -------
LARGE CAP DIVERSIFIED ALPHA FUND
ACTUAL FUND RETURN
Class A Shares                     $1,000.00    $  864.30      1.07%       $4.99
Class I Shares                      1,000.00       862.70      1.32         6.15
HYPOTHETICAL 5% RETURN

Class A Shares                     $1,000.00    $1,019.65      1.07%       $5.40
Class I Shares                      1,000.00     1,018.40      1.32         6.66

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


    SEI Asset Allocation Trust / Semi-Annual Report / September 30, 2008 87

Notes

Notes

Notes

Notes

Notes

SEI ASSET ALLOCATION TRUST SEMI-ANNUAL REPORT SEPTEMBER 30, 2008

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams
Mitchell A. Johnson
Hubert L. Harris, Jr.

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

Aaron Buser
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Andrew S. Decker
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER
SEI Investments Management Corporation

ADMINISTRATOR
SEI Investments Global Funds Services

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

(SEI LOGO) New ways.
           New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-118 (9/08)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Located under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the registrant's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004 and as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the Registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           SEI Asset Allocation Trust


By (Signature and Title)               /s/ Robert A. Nesher
                                       --------------------------
                                       Robert A. Nesher
                                       President & CEO

Date December 5, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)               /s/ Robert A. Nesher
                                       --------------------------
                                       Robert A. Nesher
                                       President & CEO


Date December 5, 2008


By (Signature and Title)               /s/ Stephen F. Panner
                                       --------------------------
                                       Stephen F. Panner
                                       Controller & CFO

Date December 5, 2008